                                         Registration Nos. 33-50434 and 811-7084
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [_]
     Pre-Effective Amendment No. ___                                     [_]
     Post-Effective Amendment No.  5                                     [X]
                                  ---

                                     AND/OR

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]
     Amendment No.  6                                                    [X]
                   ----

                             THE LEGENDS FUND, INC.
                     (formerly INTEGRITY SERIES FUND, INC.)
               (Exact Name of Registrant as Specified in Charter)

                          200 East Wilson Bridge Road
                            Worthington, Ohio  43085
        (Address of Registrant's Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code:  1-800-325-8583


                             Kevin L. Howard, Esq.
                        239 S. Fifth Street, 12th floor
                          Louisville, KY  40202-3271
                    (Name and Address of Agent for Service)


                                  Copies to:
                            Joel H. Goldberg, Esq.
                  Shereff, Friedman, Hoffman & Goodman, LLP
                               919 Third Avenue
                           New York, New York 10022

                    ---------------------------------------

It is proposed that this filing will become effective (check appropriate box):

     [_]    immediately upon filing pursuant to paragraph (b)
     [X]    on November 1, 1995 pursuant to paragraph (b)
     [_]    60 days after filing pursuant to paragraph (a)(1)
     [_]    on (date) pursuant to paragraph (a)(1)
     [_]    75 days after filing pursuant to paragraph (a)(2)
     [_]    on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933. The Rule 24f-2 Notice of the Registrant for the fiscal year ended June 30, 1995 was filed on August 24, 1995.

 CROSS-REFERENCE SHEET PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933

N-IA Item No.
-------------

Part A

     Item 1.     Cover Page ..............................................................................................Cover Page

     Item 2.     Synopsis .......................................................Shareholder Transaction and Operating Expense Table

     Item 3.     Condensed Financial Information ...............................................................Financial Highlights

     Item 4.     General Description of Registrant ........................Cover Page; The Fund; Investment Objectives and Policies;
                                                                         Description of Various Securities and Investment Techniques

     Item 5.     Management of the Fund ...............................Management of the Fund; Portfolio Transactions and Brokerage;
                                                                                                                  Other Information

     Item 5A     Management's Discussion of Fund Performance ...................................................................N/A

     Item 6.     Capital Stock and Other Securities ...................The Fund; Dividends, Distributions and Federal Income Taxes;
                                                                                                          Purchases and Redemptions
     Item 7.     Purchase of Securities Being Offered .......................The Fund; Management of the Fund; Valuation of Shares;
                                                                                                          Purchases and Redemptions

     Item 8.     Redemption of Repurchase ................................................................Purchases and Redemptions

     Item 9.     Legal Proceedings ............................................................................................ N/A

Part B

     Item 10.    Cover Page .............................................................................................Cover Page

     Item 11.    Table of Contents ...............................................................................Table of Contents

     Item 12.    General Information and History .................................................................Other Information

     Item 13.    Investment Objectives and Policies ......................Investment Policies and Limitations; Options, Futures and
                                                                                   Other Hedging Strategies; Portfolio Transactions

     Item 14.    Management of the Registrant ...............................................................Directors and Officers

     Item 15.    Control Persons and Principal Holders of Securities ............................................ Other Information

     Item 16.    Investment Advisory and Other Services ..............Directors and Officers; Investment Management Services; Other
                                                                                                                        Information

     Item 17.    Brokerage Allocation .......................................................................Portfolio Transactions

     Item 18.    Capital Stock and Other Securities ..............................................................Other Information

     Item 19.    Purchase, Redemption and Pricing of Securities
                   Being Offered ......................................Additional Purchase and Redemption Information; Valuation of
                                                                                                                             Shares

     Item 20.    Tax Status ..................................................................................................Taxes

     Item 21.    Underwriters ..................................................................................................N/A

     Item 22.    Calculation of Performance Data .................................................Yield and Performance Information

     Item 23.    Financial Statements .........................................................................Financial Statements

Part C

     Information required to be included is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
                          THE LEGENDS FUND, INC.(TM)
                           200 EAST WILSON BRIDGE ROAD
                         WORTHINGTON, OHIO  43085
                          TELEPHONE:  1-800-325-8583

The Legends Fund, Inc. (Fund) is an open-end management investment company with multiple portfolios available for investment. Shares of the Portfolios are currently sold only to separate accounts of Integrity Life Insurance Company and National Integrity Life Insurance Company as an investment medium for variable annuity certificates and contracts they issue. The Fund's current portfolios and their investment objectives are:

  - MORGAN STANLEY ASIAN GROWTH PORTFOLIO seeks long-term capital appreciation. It invests primarily in the common stocks of Asian issuers, excluding Japan.

  - MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation. It invests primarily in a portfolio of high yielding fixed income securities of issuers located throughout the world.

  - RENAISSANCE BALANCED PORTFOLIO seeks capital appreciation and income in rising markets and capital preservation in declining markets. Its assets are allocated among common stocks, United States Government and high quality corporate debt issues and high quality cash equivalent issues.

  - ZWEIG ASSET ALLOCATION PORTFOLIO seeks long-term capital appreciation. It invests primarily in stocks which are comparable to Blue Chip Stocks (as defined in "Investment Objectives and Policies").

  - NICHOLAS-APPLEGATE BALANCED PORTFOLIO seeks maximum total return in both the equity and fixed income portion of its investments. It generally allocates 60%-65% of assets to equity securities and 35%-40% of assets to U.S. Government securities and cash equivalent issues.

  - HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation. It invests primarily in stocks of established companies with proven records of superior and consistent growth.

  - DREMAN VALUE PORTFOLIO seeks primarily long-term capital appreciation with a secondary objective of current income. It invests primarily in equity securities considered by the Sub-Adviser to be undervalued.

  - ZWEIG EQUITY (SMALL CAP) PORTFOLIO seeks long-term capital appreciation. It invests primarily in Small Company Stocks (as defined in "Investment Objectives and Policies").

  - MITCHELL HUTCHINS FIXED INCOME PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital. It invests primarily in corporate debt securities and U.S. Government securities (including mortgage-backed securities (issued by GNMA, FNMA and FHLMC)).

  - MITCHELL HUTCHINS MONEY MARKET PORTFOLIO seeks maximum current income consistent with liquidity and conservation of capital. It invests in high grade money market instruments with remaining maturities of 13 months or less, and repurchase agreements secured by such instruments. While the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government.

Morgan Stanley Worldwide High Income Portfolio invests predominantly in lower rated and unrated bonds, commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal and are subject to greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "Description of Various Securities and Investment Techniques -- Debt Securities."

This Prospectus sets forth information about the Fund that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. A Statement of Additional Information (SAI) dated
November 1, 1995 (which is incorporated by reference herein) has been filed with the Securities and Exchange Commission and is available upon request and without charge. You can obtain a copy by calling or writing to the Fund at the telephone number and address shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 1, 1995

                              FINANCIAL HIGHLIGHTS

The financial highlights presented for the two years ended June 30, 1995 and 1994 (the period from June 15, 1994, commencement of operations, to June 30, 1994 for the Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income Portfolios) have been audited by Ernst & Young LLP, independent auditors for the Fund, and the financial statements of the Fund, along with the report of Ernst & Young LLP thereon, are set forth in the SAI. The financial highlights presented for the fiscal period from commencement of operations through June 30, 1993 have been audited by other independent auditors. Per share information is for a share of capital stock outstanding throughout the respective fiscal period.

The financial highlights information pertains to the Portfolios of the Fund and does not reflect charges related to Separate the separate accounts of Integrity Life Insurance Company or National Integrity Life Insurance Company. You should refer to the appropriate separate account prospectus for additional information regarding such charges.



                         Renaissance Balanced Portfolio

                              Financial Highlights

                                                                              December 14, 1992
                                          Year Ended      Year Ended    (commencement of operations)
                                        June 30, 1995   June 30, 1994       through June 30, 1993
                                        --------------  --------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period     $     10.40     $     10.42             $    10.00
Income from investment operations:
 Net investment income                          0.42            0.20                   0.13
 Net realized and unrealized gain
  (loss) on investments                         0.99           (0.11)                  0.29
                                         -----------     -----------             ----------
 Total from investment operations               1.41            0.09                   0.42
Less distributions:
 From net investment income                    (0.17)          (0.11)                    --
 From net realized gain                        (0.03)             --                     --
                                         -----------     -----------             ----------
   Total distributions                         (0.20)          (0.11)                    --
Net asset value, end of period           $     11.61     $     10.40             $    10.42
                                         ===========     ===========             ==========
TOTAL RETURN                                   13.71%           0.73%                  7.70%  (A)
RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period               $27,032,195     $25,046,394             $7,798,672
 Ratio of expenses to average net
  assets                                        0.96%           1.06%                  1.24%  (B)
 Ratio of net investment income to
  average net assets                            3.53%           2.72%                  2.36%  (B)
 Ratio of expenses to average net
  assets before voluntary expense
  reimbursement                                 0.96%           1.06%                  2.95%  (B)
 Ratio of net investment income
  (loss) to average net assets before
  voluntary expense reimbursement               3.53%           2.72%                  0.65%  (B)
 Portfolio turnover rate                          71%             85%                    29%

(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.

                       Zweig Asset Allocation Portfolio

                             Financial Highlights

                                                                                    December 14, 1992
                                                Year Ended      Year Ended    (commencement of operations)
                                              June 30, 1995   June 30, 1994      through June 30, 1993)
                                              --------------  --------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
  period                                        $     11.44     $     10.81            $    10.00
Income from investment operations:
  Net investment income                                0.33            0.10                  0.08
  Net realized and unrealized gain
      on investments                                   1.33            0.58                  0.73
                                                -----------     -----------            ----------
  Total from investment operations                     1.66            0.68                  0.81
Less distributions:
  From net investment income (loss)                   (0.08)          (0.05)                   --
Net asset value, end of period                  $     13.02     $     11.44            $    10.81
                                                ===========     ===========            ==========
TOTAL RETURN                                          14.57%           6.27%                14.86% (A)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                     $36,736,161     $31,563,173            $3,855,544
  Ratio of expenses to average net
      assets                                           1.20%           1.39%                 1.51% (B)
  Ratio of net investment income
      to average net assets
  Ratio of expenses to average net                     2.73%           1.67%                 1.40% (B)
   assets before voluntary expense
   reimbursement                                       1.20%           1.39%                 4.87% (B)
  Ratio of net investment income
      (loss) to average net assets
      before voluntary expense
      reimbursement                                    2.73%           1.67%                (1.17%)(B)
  Portfolio turnover rate                                45%            101%                   12%

(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.

                               Nicholas-Applegate Balanced Portfolio

                                        Financial Highlights

                                                                             December 3, 1992
                                        Year Ended      Year Ended     (commencement of operations)
                                      June 30, 1995    June 30, 1994       through June 30, 1993
                                      --------------  ---------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
  period                                $     11.27     $     11.50             $    10.00
Income from investment operations:
  Net investment income                        0.27            0.09                   0.11
  Net realized and unrealized gain
     (loss) on investments                     1.74           (0.29)                  1.39
                                        -----------     -----------             ----------
    Total from investment operations           2.01           (0.20)                  1.50
Less distributions:
  From net investment income                  (0.11)          (0.03)                    --
                                                                                ----------
Net asset value, end of period          $     13.17     $     11.27             $    11.50
                                        ===========     ===========             ==========
TOTAL RETURN                                  17.92%          (1.70%)                26.07%  (A)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period             $45,780,611     $39,357,996             $5,567,264   (B)
  Ratio of expenses to average net
    assets                                     0.94%           1.03%                  1.25%  (B)
  Ratio of net investment income
    to average net assets                      2.20%           1.69%                  1.70%  (B)
  Ratio of expenses to average net
    assets before voluntary expense
    reimbursement                              0.94%           1.03%                  3.87%  (B)
  Ratio of net investment income
    (loss) to average net assets
    before voluntary expense
    reimbursement                              2.20%           1.69%                 (0.72%) (B)
  Portfolio turnover rate                       108%             56%                    21%

(A) Total return is not annualized.
(B) Data expressed as a percentage are annualized.

                        Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                          Financial Highlights

                                                                                 December 8, 1992
                                          Year Ended       Year Ended      (commencement of operations)
                                        June 30, 1995     June 30, 1994        through June 30, 1993
                                        --------------  -----------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
  period                                  $      9.36     $      9.71               $    10.00
Income from investment operations:
  Net investment income (loss)                   0.01           (0.02) (C)                  --
  Net realized and unrealized gain
     (loss) on investments                       3.48           (0.33)                   (0.29)
                                          -----------     -----------               ----------
    Total from investment operations             3.49           (0.35)                   (0.29)
Net asset value, end of period            $     12.85     $      9.36               $     9.71
                                          ===========     ===========               ==========
TOTAL RETURN                                    37.29%          (3.60%)                  (5.16%) (A)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period               $16,393,276     $10,693,027               $5,143,365
  Ratio of expenses to average net
    assets                                       1.05%           1.29%                    1.34%  (B)
  Ratio of net investment income
    (loss) to average net assets                 0.13%          (0.17%)                  (0.06%) (B)
  Ratio of expenses to average net
    assets before voluntary expense
    reimbursement                                1.05%           1.29%                    3.52%  (B)
  Ratio of net investment income
    (loss) to average net assets
    before voluntary expense
    reimbursement                                0.13%          (0.17%)                  (1.94%) (B)
  Portfolio turnover rate                          31%             38%                       6%


(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.
(C) Net investment income (loss) per share has been calculated using the weighted monthly average number of shares outstanding.

                                      Dreman Value Portfolio

                                       Financial Highlights

                                                                           December 14, 1992
                                        Year Ended     Year Ended    (commencement of operations)
                                      June 30, 1995   June 30,1994       through June 30, 1993
                                      --------------  -------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
 period                                 $     10.66     $    10.45            $    10.00
Income from investment operations:
 Net investment income                         0.26           0.12                  0.11
 Net realized and unrealized gain
   on investments                              1.85           0.17                  0.34
                                        -----------     ----------            ----------
   Total from investment operations            2.11           0.29                  0.45
Less distributions:
 From net investment income                   (0.14)         (0.08)                   --
 From net realized gain                       (0.04)            --                    --
                                        -----------     ----------            ----------
   Total distributions                        (0.18)         (0.08)                   --
Net asset value, end of period          $     12.59     $    10.66            $    10.45
                                        ===========     ==========            ==========
TOTAL RETURN                                  19.98%          2.80%                 8.25%  (A)
RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period              $10,876,910     $8,952,174            $1,671,220
 Ratio of expenses to average net
   assets                                      1.13%          1.40%                 1.24%  (B)
 Ratio of net investment income
   to average net assets                       1.98%          1.98%                 2.00%  (B)
 Ratio of expenses to average net
   assets before voluntary expense
   reimbursement                               1.13%          1.61%                 8.43%  (B)
 Ratio of net investment income
   (loss) to average net assets
   before voluntary expense
   reimbursement                               1.98%          1.76%                (1.49%) (B)
 Portfolio turnover rate                         29%             9%                    5%


(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.

                      Zweig Equity (Small Cap) Portfolio

                             Financial Highlights

                                                                             December 14, 1992
                                         Year Ended     Year Ended      (commencement of operations)
                                        June 30 1995   June 30,1994        through June 30, 1993
                                        -------------  -------------  --------------------------------
SELECTED PER-SHARE DATA

Net asset value, beginning of period      $    10.65     $    10.11              $    10.00
Income from investment operations:
 Net investment income                          0.17           0.15                    0.05
 Net realized and unrealized gain on
   investments                                  0.93           0.50                    0.06
                                          ----------     ----------              ----------
   Total from investment operations             1.10           0.65                    0.11
Less distributions:
 From net investment income                    (0.06)         (0.11)                     --
 From net realized gain                        (0.07)            --                      --
                                          ----------     ----------              ----------
   Total distributions                         (0.13)         (0.11)                     --
Net asset value, end of period            $    11.62     $    10.65              $    10.11
                                          ==========     ==========              ==========
TOTAL RETURN                                   10.39%          6.53%                   2.02%  (A)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                 $8,033,792     $7,590,947              $2,115,634
  ratio of expenses to average net
  assets                                        1.55%          1.72%                   1.61%  (B)
 Ratio of net investment income to
  average net assets                            1.54%          1.75%                   0.84%  (B)
 Ratio of expenses to average net
  assets before voluntary expense
  reimbursement                                 1.59%          2.14%                   7.29%  (B)
 Ratio of net investment income
  (loss) to average net assets before
  voluntary expense reimbursement               1.50%          1.32%                  (1.80%) (B)
 Portfolio turnover rate                          67%           249%                     15%

(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.


                              Mitchell Hutchins Fixed Income Portfolio

                                        Financial Highlights

                                                                                        January 5, 1993
                                                  Year Ended      Year Ended     (commencement of operations)
                                                June 30, 1995    June 30, 1994       through June 30, 1993
                                                --------------  ---------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
 period                                           $    10.00      $    10.43                $  10.00
Income from investment operations:
 Net investment income                                  0.56            0.20                    0.19
 Net realized and unrealized gain
  (loss) on investments                                 0.53           (0.52)                   0.24
                                                  ----------      ----------                --------
   Total from investment operations                     1.09           (0.32)                   0.43
Less distributions:
 From net investment income                            (0.21)          (0.11)                     --
Net asset value, end of period                    $    10.88      $    10.00                $  10.43
                                                  ==========      ==========                ========
TOTAL RETURN                                           11.08%          (3.06%)                  8.67%  (A)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                         $5,415,497      $4,860,499                $905,836
Ratio of expenses to average net
 assets                                                 1.40%           1.56%                   1.56%  (B)
Ratio of net investment income to
 average net assets                                     5.41%           3.62%                   3.86%  (B)
Ratio of expenses to average net
 assets before voluntary expense
 reimbursement                                          1.59%           2.49%                  15.72%  (B)
Ratio of net investment income (loss)
 to average net assets before
 voluntary expense reimbursement                        5.22%           2.68%                  (1.64%) (B)
Portfolio turnover rate                                  432%            527%                    103%


(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.

                              Mitchell Hutchins Money Market Portfolio

                                        Financial Highlights

                                                                             January 12, 1993
                                          Year Ended     Year Ended    (commencement of operations)
                                        June 30, 1995   June 30,1994       through June 30, 1993
                                        --------------  -------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
  period                                   $     1.00     $     1.00             $   1.00
Income from investment operations:
  Net investment income                          0.04           0.02                 0.01
Less distributions:
  From net investment income                    (0.04)         (0.02)               (0.01)
                                           ----------     ----------             --------
Net asset value, end of period             $     1.00     $     1.00             $   1.00
                                           ==========     ==========             ========
TOTAL RETURN                                     4.30%          2.04%                1.66%  (A)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                $6,753,095     $5,452,417             $753,585
  Ratio of expenses to average net
     assets                                      1.15%          1.29%                1.34%  (B)
  Ratio of net investment income
     to average net assets                       4.31%          2.19%                1.67%  (B)
  Ratio of expenses to average net
     assets before voluntary expense
     reimbursement                               1.27%          2.08%               22.41%  (B)
  Ratio of net investment income
     (loss) to average net assets
     before voluntary expense
     reimbursement                               4.20%          1.40%               (2.05%) (B)


(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.

                                               Morgan Stanley Asian Growth Portfolio

                                                       Financial Highlights

                                                                                                June 15, 1994
                                                                          Year Ended    (commencement of operations)
                                                                        June 30, 1995       through June 30, 1994
                                                                        --------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
  period                                                                  $     10.00               $ 10.00
Income from investment operations:
  Net investment income                                                          0.01                  0.00#
  Net realized and unrealized gain
    on investments                                                               0.17                    --
                                                                          -----------               -------
  Total from investment operations                                               0.18                  0.00
Less distributions:
  From net investment income                                                     0.00#                   --
                                                                          -----------               -------
Net asset value, end of period                                            $     10.18               $ 10.00
                                                                          ===========               =======
TOTAL RETURN                                                                     1.80%                 0.52%  (A)
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period                                              $12,824,663             1,905,357   (B)
   Ratio of expenses to average net assets                                       1.92%                 0.75%  (B)
   Ratio of net investment income to average net assets                          0.76%                 0.59%  (B)
   Ratio of expenses to average net assets before voluntary
    expense reimbursement                                                        1.92%                 9.79%  (B)
   Ratio of net investment income (loss) to average net assets
    before voluntary expense reimbursement                                       0.76%                (8.44%) (B)
   Portfolio turnover rate                                                         30%                   --

---------
(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.
 #  Less than $ .01 per share.

                Morgan Stanley Worldwide High Income Portfolio

                             Financial Highlights

                                                                                                      June 15, 1994
                                                                                Year Ended    (commencement of operations)
                                                                              June 30, 1995       through June 30, 1994
                                                                              --------------  -----------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
    period                                                                       $    10.00              $  10.00
Income from investment operations:
    Net investment income                                                              0.89                  0.00#
    Net realized and unrealized gain
     (loss) on investments                                                            (0.49)                   --
                                                                                 ----------              --------
    Total from investment operations                                                   0.40                  0.00
Less distributions:
    From net investment income                                                         0.00#                   --
                                                                                 ----------              --------
Net asset value, end of period                                                   $    10.40              $  10.00
                                                                                 ==========              ========
TOTAL RETURN                                                                           4.00%                 0.79%  (A)
RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period                                                    $6,241,897              $687,484
    Ratio of expenses to average net
     assets                                                                            1.61%                 0.85%  (B)
    Ratio of net investment income to average net assets                               9.28%                 0.80%  (B)
    Ratio of expenses to average net assets before voluntary expense
     reimbursement                                                                     1.61%                24.78%  (B)
    Ratio of net investment income (loss) to average net assets before
     voluntary expense reimbursement                                                   9.28%               (23.13%) (B)
    Portfolio turnover rate                                                             142%                   --

----------
(A)  Total return is not annualized.
(B)  Data expressed as a percentage are annualized.
 #   Less than $ .01 per share.

                               TABLE OF CONTENTS



THE FUND.................................................................   1

INVESTMENT OBJECTIVES AND POLICIES.......................................   1
   Morgan Stanley Asian Growth Portfolio.................................   1
   Morgan Stanley Worldwide High Income Portfolio........................   2
   Renaissance Balanced Portfolio........................................   6
   Zweig Asset Allocation Portfolio......................................   6
   Nicholas-Applegate Balanced Portfolio.................................   7
   Harris Bretall Sullivan & Smith Equity Growth Portfolio...............   7
   Dreman Value Portfolio................................................   8
   Zweig Equity (Small Cap) Portfolio....................................   9
   Mitchell Hutchins Fixed Income Portfolio..............................   9
   Mitchell Hutchins Money Market Portfolio..............................  10

DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT TECHNIQUES..............  11

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES........................  20

VALUATION OF SHARES......................................................  21

PURCHASES AND REDEMPTIONS................................................  21

MANAGEMENT OF THE FUND...................................................  22
   Investment Manager, Sub-Advisers and Distributor......................  22
   Expenses..............................................................  25

PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................  26

OTHER INFORMATION........................................................  26

APPENDIX A

   DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS...................... A-1

                                   THE FUND

The Legends Fund, Inc. (Fund) was incorporated in Maryland on July 22, 1992 under the name "Integrity Series Fund, Inc." and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series-type investment company consisting of multiple portfolios. The Board of Directors of the Fund may establish additional Portfolios at any time.

Integrity Life Insurance Company (Integrity) serves as investment manager to all the Portfolios of the Fund and has entered into a sub-advisory agreement with a professional adviser for each Portfolio. Such advisers are individually called a Sub-Adviser, and collectively, the Sub-Advisers. Integrity provides the Fund with supervisory and management services. ARM Financial Group, Inc. (ARM), is the ultimate parent of Integrity. See "Management of the Fund."

Shares of the Portfolios are offered to separate accounts of Integrity and National Integrity Life Insurance Company (National Integrity) to serve as an investment vehicle for contributions under certain variable annuity contracts and certificates (certificates) issued by the companies. See "Purchases and Redemptions."

Shareholders have the right to vote on the election of members of the Board of Directors of the Fund, on any other matters on which by law they may be entitled to vote, and on any other business which may properly come before a meeting of shareholders. On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios, but affecting the Portfolios differently, separate votes by Portfolio are required. The Fund does not hold annual meetings of shareholders. Each share of a Portfolio has equal voting, dividend and liquidation rights.


                      INVESTMENT OBJECTIVES AND POLICIES

Set forth below is a description of the investment objectives and policies of each Portfolio. The SAI describes specific investment restrictions which govern each Portfolio's investments. The objectives, and the policies and restrictions specifically cited as fundamental in this Prospectus and the SAI, are fundamental and may not be changed with respect to any Portfolio without a majority vote of shareholders of that Portfolio. Other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and the Board of Directors of the Fund may change them without shareholder approval. Each Portfolio has its own investment objectives and policies. There is no assurance that a Portfolio will achieve its investment objectives.

MORGAN STANLEY ASIAN GROWTH PORTFOLIO seeks long-term capital appreciation through investment primarily in common stocks of Asian issuers, excluding Japan. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing under normal market conditions at least 65% of the value of its total assets in common stocks which are traded on recognized stock exchanges of the countries in Asia described below and in common stocks of companies organized under the laws of an Asian country whose business is conducted principally in Asia. The Portfolio does not intend to invest in securities which are traded in markets in Japan or in companies organized under the laws of Japan. The Portfolio may also invest in sponsored or unsponsored American Depositary Receipts (ADRs) of Asian issuers that are traded on stock exchanges in the United States. See "Description of Various Securities and Investment Techniques." Morgan Stanley Asset Management Inc. (MSAM) is the Sub-Adviser for the Portfolio. For more information about MSAM, see "Management of the Fund."

The Portfolio will invest in countries having more established markets in the region. The Asian countries to be represented in the Portfolio will consist of three or more of the following countries: Hong Kong, Singapore, Malaysia, Thailand, the Philippines and Indonesia. The Portfolio may also invest in common stocks traded on markets in China, Taiwan, South Korea, India, Pakistan, Sri Lanka and other developing markets that are open to foreign investment. There is no requirement that the Portfolio, at any given time, invest in any one particular country or in all of the countries listed above or in any other Asian countries. The Portfolio has no set policy for allocating investments among the several Asian countries. Allocation of investments among the various countries will depend on the relative attractiveness of the stocks of issuers in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode and extent of investment in companies in such countries.

As stated above, at least 65% of the total assets of the Portfolio will be invested in common stocks of issuers in Asian countries under normal circumstances. The remaining portion of the Portfolio will be kept in any combination of debt instruments, bills and bonds of governmental entities in Asia and the United States, in notes, debentures, and bonds of companies in Asia and in money market instruments of the United States. Common stocks for this purpose include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Debt securities convertible into common stocks will be investment grade (rated in one of the four highest rating categories by a nationally recognized statistical rating organization (NRSRO)) or, if unrated, will be of comparable quality as determined by the Sub-Adviser. See Appendix A.

The Sub-Adviser's approach in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the Sub-Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Sub-Adviser utilizes the research of a number of sources, including its affiliate in Geneva, Morgan Stanley Capital International, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued. Portfolio holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Sub-Adviser's value criteria. Those which no longer conform are sold. The Sub-Adviser will analyze assets, revenues and earnings of an issuer. In selecting industries and particular issuers, the Sub-Adviser will evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Portfolio seeks to invest in larger companies, it may invest in small- and medium-sized companies that, in the Sub-Adviser's view, have potential for growth.

The Portfolio may invest in equity securities of smaller capitalized companies, which are more vulnerable to financial and other risks than larger companies. Investment in securities of smaller companies may involve a higher degree of risk and price volatility than in securities of larger companies. The Portfolio's investments will include securities of issuers located in developing countries and traded in emerging markets. These securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. For a description of special considerations and certain risks associated with investment in foreign issuers, see "Description of Various Securities and Investment Techniques."

Although the Portfolio intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets and, to a limited extent, in non-publicity traded securities. Securities traded in over-the-counter markets and non-publicly traded securities pose liquidity risks.

Pending investment or settlement, and for liquidity purposes, the Portfolio may invest in domestic, Eurodollar and foreign short-term money market instruments. As determined by the Sub-Adviser, the Portfolio may also purchase such instruments to temporarily reduce the Portfolio's equity holdings for defensive purposes in response to adverse market conditions.

Because of the lack of hedging facilities in the currency markets of Asia, no active currency hedging strategy is anticipated currently. Instead, each investment will be considered on a total currency adjusted basis with the United States dollar as a base currency. The Portfolio may engage in foreign currency exchange contracts. See "Description of Various Securities and Investment Techniques."

MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation, through investing primarily in a portfolio of high yielding fixed income securities of issuers located throughout the world. The Portfolio seeks to achieve its investment objective by allocating its assets among any or all of three investment sectors: U.S. corporate lower rated and unrated debt securities, emerging country debt securities and global fixed income securities offering high real yields. The types of securities within each investment sector in which the Portfolio may invest are described below. MSAM is the Sub-Adviser for the Portfolio. For more information about MSAM, see "Management of the Fund."

In selecting U.S. corporate lower rated and unrated debt securities for the Portfolio, the Sub-Adviser will consider, among other things, the price of the security, and the financial history, condition, prospects and management of an issuer. The Sub-Adviser intends to invest a portion of the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. In addition, the Sub-Adviser will attempt to invest a portion of the Portfolio's assets in fixed income securities of issuers in global fixed income markets displaying high real (inflation adjusted) yields. Under normal conditions, the Portfolio intends to invest between 80% and 100% of its total assets in some or all of these three categories of higher yielding securities, some of which may entail increased credit and market risk. See "Description of Various Securities and Investment Techniques -- Debt Securities."

The Sub-Adviser's approach to multicurrency fixed-income management is strategic and value-based and designed to produce an attractive real rate of return. The Sub-Adviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Portfolio's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.

A portion of the Portfolio's investments, which may be up to 100% of the Portfolio's investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Ratings Group (S&P), or be unrated but determined to be of comparable quality by the Sub-Adviser. Such lower rated bonds are commonly referred to as "junk bonds." Securities in the lowest rating categories may have predominantly speculative characteristics or may be in default. See Appendix A for a description of Moody's and S&P's corporate bond ratings. Ratings represent the opinions of rating agencies as to the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, while the Sub-Adviser will consider ratings, it will perform its own analysis and will not rely principally on ratings. Emerging country debt securities in which the Portfolio may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organizations. The Portfolio's investments in U.S. corporate lower rated and unrated debt securities and emerging country debt securities are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations or to be unrated securities of comparable quality. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated; instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer. To mitigate the risks associated with investments in such lower rated securities, the Portfolio will diversify its holdings by market, issuer, industry and credit quality. Investors should carefully read "Description of Various Securities and Investment Techniques -- Debt Securities."

The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends, provided that the total value, at time of purchase, of all such securities will not exceed 10% of the value of the Portfolio's total assets. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio may invest in loans, assignments of loans and participations in loans. The Portfolio may also invest in depositary receipts issued by U.S. or foreign financial institutions. See "Description of Various Securities and Investment Techniques."

The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of the Portfolio's assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Portfolio seeks to invest in currencies currently undervalued based on purchasing power parity. The Sub-Adviser analyzes current account and capital account performance and real interest rates to adjust for shorter-term currency flows. Although the Portfolio is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Portfolio may be limited in its ability to hedge against these risks. The Portfolio may also write (i.e., sell) covered call options and may enter into futures contracts and options on futures and sell indexed financial futures contracts. See "Description of Various Securities and Investment Techniques."

The Portfolio may also invest in zero coupon, pay-in-kind or deferred payment securities, and in securities that may be collateralized by zero coupon securities (such as Brady Bonds). Zero coupon securities are securities sold at a discount to par value and are not entitled to interest payments during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to receive "phantom income," which the Portfolio will accrue prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

The Portfolio is authorized to borrow in an amount up to 33-1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Portfolio's shares and in the yield on the Portfolio's investments. See "Description of Various Securities and Investment Techniques."

The average time to maturity of the Portfolio's securities will vary depending upon the Sub-Adviser's perception of market conditions. The Sub-Adviser invests in medium-term securities (i.e., those with a remaining maturity of approximately five years) in a market neutral environment. When the Sub-Adviser believes that real yields are high, the Sub-Adviser lengthens the remaining maturities of securities held by the Portfolio and, conversely, when the Sub-Adviser believes real yields are low, it shortens the remaining maturities. Thus, the Portfolio is not subject to any restrictions on the maturities of the debt securities it holds, and the Sub-Adviser may vary the average maturity of the securities held by the Portfolio without limit.

The Portfolio may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities.

For temporary defensive purposes, the Portfolio may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such government securities.

U.S. Corporate High Yield Fixed Income Securities. A portion of the Portfolio's assets will be invested in U.S. corporate high yield fixed income securities, which offer a yield above that generally available on U.S. corporate debt securities in the three highest rating categories of NRSROs and which are commonly referred to as "junk bonds." The Portfolio may buy unrated securities that the Sub-Adviser believes are comparable to rated securities that are consistent with the Portfolio's objectives and policies. The Portfolio may acquire fixed income securities of U.S. issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper and obligations) and preferred stock. These fixed income securities may have equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity securities other than preferred stock (common stocks, warrants and rights and limited partnership interests). The Portfolio may not invest more than 5% of its total assets at time of acquisition in either of (1) equipment lease certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.

Emerging Country Fixed Income Securities. A portion of the Portfolio's assets will be invested in emerging country fixed income securities, which are debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers, and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used in this Prospectus, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 130 countries which are considered to be emerging countries, approximately 40 of which currently have established securities markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

In selecting emerging country debt securities for investment by the Portfolio, the Sub-Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. Initially, the Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

  Algeria                 Egypt            Nicaragua        Slovakia
  Argentina               Greece           Nigeria          South Africa
  Brazil                  Hungary          Pakistan         Thailand
  Bulgaria                India            Panama           Trinidad & Tobago
  Chile                   Indonesia        Paraguay         Tunisia
  China                   Ivory Coast      Peru             Turkey
  Colombia                Jamaica          Philippines      Uruguay
  Costa Rica              Jordan           Poland           Venezuela
  Czech Republic          Malaysia         Portugal         Zaire
  Dominican Republic      Mexico           Russia
  Ecuador                 Morocco          Singapore

As opportunities to invest in debt securities in emerging countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal circumstances, the Portfolio's assets will be invested in at least three countries.

The Portfolio's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Sub-Adviser based on publicly available information and inquiries made to the issuer. The Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. See "Investment Policies and Limitations -- Brady Bonds" in the SAI for further information about Brady Bonds. The Portfolio's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. See "Description of Various Securities and Investment Techniques -- Debt Securities" and "-- Foreign Government Securities."

Emerging country debt securities held by the Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage- and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. The Portfolio may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations (CMOs). Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a CMO. Investments in emerging country debt securities entail special investment risks. See "Description of Various Securities and Investment Techniques -- Foreign Securities and Depositary Receipts."

Global Fixed Income Securities. The global fixed income securities in which a portion of the Portfolio's assets may be invested are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of the Portfolio, the Sub-Adviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by an NRSRO or, if unrated, will be of comparable quality, as determined by the Sub-Adviser. U.S. Government securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. Government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and the Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Investment in foreign government securities for this portion of the Portfolio will be limited to those of developed nations which the Sub-Adviser believes pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Corporate and supranational obligations in which the Portfolio will invest for this portion of its portfolio will be limited to those rated "A" or better by Moody's, S&P or IBCA Ltd. or, if unrated, determined to be of comparable quality by the Sub-Adviser.

In selecting securities for this portion of the Portfolio, the Sub-Adviser evaluates the currency, market, and individual features of the securities being considered for investment. The Sub-Adviser believes that countries displaying the highest real yields will over time generate a high total return and, accordingly, the Sub-Adviser's focus for this portion of the Portfolio will be to analyze the relative rates of real yield of twenty global fixed income markets. In selecting securities, the Sub-Adviser will first identify the global markets in which the Portfolio's assets will be invested by ranking such countries in order of highest real yield. In this portion of the Portfolio, the Portfolio will invest its assets primarily in fixed income securities denominated in the currencies of countries within the top quartile of the Sub-Adviser's ranking.

The Sub-Adviser's assessment of the global fixed income markets is based on an analysis of real interest rates. The Sub-Adviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Sub-Adviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and alter the allocation of this portion of the Portfolio's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.

RENAISSANCE BALANCED PORTFOLIO seeks income and capital appreciation in rising markets and the preservation of capital in adverse market environments by allocating assets among common stocks of issuers with large capitalizations, United States Government and high quality corporate debt securities, and high quality cash equivalent issues, such as commercial paper. Renaissance Investment Management (Renaissance) is the Sub-Adviser for the Portfolio. For more information about Renaissance, see "Management of the Fund."

The Portfolio is managed by means of an asset allocation process developed by Renaissance that utilizes the basic asset classes of stocks, bonds and cash equivalents. The asset allocation process is a quantitative, value-oriented process that results in periodic asset allocation shifts to reduce risk and/or increase return. However, under normal market conditions, at least 25% of the Portfolio will be invested in senior fixed income securities.

The Renaissance Balanced Strategy is based upon the premise that asset classes within the financial markets periodically become mispriced relative to one another. The Sub-Adviser systematically measures the potential returns from each asset class and continually shifts away from overvalued assets and toward undervalued assets. The attractiveness of each asset class is expressed in terms of a payback methodology, which continually calculates the holding period required for a given asset to return to the investor its current price in the form of future earnings, dividends, and/or interest payments.

The period of time for the cumulative return to equal the initial investment is called the Capital Return Time (CRT). Logically, investment funds should flow toward those alternatives (assets) with shorter CRTs and away from assets with longer CRTs. In the capital markets, this means that the prices of assets with relatively low CRTs tend to rise, and the prices of assets with relatively high CRTs tend to fall as equilibrium is restored. Measuring and exploiting the difference in CRTs among asset classes are the objectives of the Renaissance Balanced Strategy.

Equity commitments will generally range from 10% to 75% of the total assets of the Portfolio. The equity portion of the Portfolio will be well-diversified, with sector and industry weightings similar to those of the Standard & Poor's 500 Index (S&P 500). Selection of individual common stock issues is based upon a three-part quantitative process which continually evaluates the large capitalization stocks in the S&P 500. As a result of these selection procedures, the equity portion of the Portfolio will have a bias toward high quality, liquid issues. Most equity investments will be in securities of domestic companies; however, the Portfolio may also invest in securities of foreign companies through the acquisition of ADRs. The value characteristics of the equity portion of the Portfolio, such as price/earnings ratios, price/book value ratios and yield, will generally be more favorable than the characteristics of the market as a whole. The investment objective of the equity portion of the Portfolio is to achieve moderately better performance than the S&P 500 without incurring excessive risk.

The fixed income class will consist of medium to long-term U.S. Treasury and/or high quality corporate bonds, and the cash equivalents class will consist of high quality money market instruments, including 90-day U.S. Treasury bills. See "Mitchell Hutchins Money Market Portfolio" for a description of the type of money market securities in which the Portfolio may invest. The commercial paper in which the Portfolio will invest will generally be rated in the highest category by S&P or Moody's or, if unrated, of comparable quality as determined by the Sub-Adviser. See Appendix A. The Portfolio may invest up to 10% of its total assets in foreign government securities. The Portfolio also may invest in mortgage-backed securities. See "Description of Various Securities and Investment Techniques."

The Portfolio periodically may invest in listed options and futures contracts and related options. These transactions would be made for the purpose of hedging the portfolio against the possibility of a general market decline, or for the purpose of increasing market exposure at minimal cost. See "Description of Various Securities and Investment Techniques."

ZWEIG ASSET ALLOCATION PORTFOLIO seeks long-term capital appreciation through investment primarily in Blue Chip Stocks, consistent with preservation of capital and the reduction of portfolio exposure to market risk, as determined by Zweig/Glaser Advisers (Zweig/Glaser), the Sub-Adviser. Blue Chip Stocks are stocks which the Sub-Adviser considers comparable to the stocks included in the S&P 500 that have a minimum of $400 million market capitalization, average daily trading volume of 50,000 shares or $425 million in total assets, and which are traded on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX), over-the-counter (OTC) or on foreign exchanges. For more information about Zweig/Glaser, see "Management of the Fund."

The extent of the Portfolio's investment in Blue Chip Stocks and the selection of particular securities are determined primarily on the basis of risk management strategies and stock selection techniques developed by Dr. Martin Zweig and his staff. In an effort to meet its investment objective, the Portfolio will use certain specialized techniques. See "Description of Various Securities and Investment Techniques." The Fund will use stock index futures and/or options to increase or decrease market exposure, or to entirely eliminate market exposure, and invest in high quality money market securities and repurchase agreements in accordance with the Sub-Adviser's risk management strategies.

The Sub-Adviser uses a computer-driven stock selection model currently employed by Dr. Zweig and his staff. The model ranks approximately 1,400 of the most liquid stocks as determined by the Sub-Adviser by various measures such as earnings momentum, relative valuation, changes in analysts' earnings estimates and price momentum, and, based on the rankings, selects up to 300 stocks for the Portfolio. The stock selection model used may evolve or be replaced by other stock selection techniques intended to achieve the Portfolio's investment objective. Shareholders will be notified in the event of any material change to the stock selection model.

The Portfolio may invest in foreign securities publicly traded in the United States and in ADRs, which are U.S. dollar denominated receipts issued generally by domestic banks and representing the deposit of a foreign issuer. For a discussion of limitations on, and certain risks involved in, investments in foreign securities, see "Description of Various Securities and Investment Techniques."

NICHOLAS-APPLEGATE BALANCED PORTFOLIO seeks maximum total return in both the equity and fixed income portions of its investments. Under normal market conditions, the Portfolio will have 60% to 65% of its assets invested in equity securities, including common stocks and securities convertible into or exchangeable for common stocks (such as convertible preferred stocks and convertible debentures). The remaining 35% to 40% will be invested in U.S. Government securities or cash equivalent issues. For information about Nicholas-Applegate Capital Management (Nicholas-Applegate), the Sub-Adviser to the Portfolio, see "Management of the Fund."

The Sub-Adviser follows a growth investment philosophy for equity securities. It engages in fundamental analysis of companies which it considers to have strong possibilities for long-term capital appreciation. Equity securities purchased will generally have the following characteristics: (1) market capitalization in excess of $500 million, (2) increasing earnings, (3) sustainable growth, and (4) positive relative price momentum. The Sub-Adviser uses a computer system that includes a proprietary research and verification system to analyze and rank more than 3,500 stocks by these characteristics. It is anticipated that the Portfolio will maintain an equity portfolio of between 75 and 100 issues.

The equity portion of the Portfolio will be diversified and consist of equity securities such as common stocks, preferred stocks and convertible preferred stocks, which the Sub-Adviser believes have above-average earnings growth prospects based on a company-by-company analysis (rather than on broader analyses of specific industries or sectors of the economy). The Sub-Adviser seeks to identify stocks of companies which it expects to enter into an accelerating earnings period, to attract increasing institutional sponsorship or to demonstrate strong price appreciation relative to their industries and to broad market averages. The companies in which the Portfolio invests do not necessarily have records of past high growth. Examples of possible investments include companies with increasing earnings, companies with new and innovative products or services, companies facing a changed economic, competitive or regulatory environment, companies with a new or different management approach and initial public offerings of companies which the Sub-Adviser believes offer above-average growth potential.

The Sub-Adviser utilizes an internal research system to systematically integrate, weight and evaluate 3,500 companies based upon earnings acceleration, earnings sustainability and relative price strength. The result is portfolios of equity securities which the Sub-Adviser believes have above-average earnings growth prospects. Investments are closely monitored with a view to the sale of portfolio securities when the reasons for the initial purchases are no longer valid.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers and ADRs. See "Description of Various Securities and Investment Techniques."

The fixed income securities in which the Portfolio will invest are U.S. Government securities. Generally, such securities will have remaining terms to maturity of approximately 10 years. The Sub-Adviser uses a statistical model that identifies significant interest rate trends in the bond market. The Portfolio will react to changes in the trend of interest rates by purchasing or shifting to longer-term securities when the rates are declining and to shorter-term securities when the rates are rising. The Sub-Adviser also will consider such factors as Gross National Product, the inflation rate, fiscal policy and the currency market in determining maturities to be purchased.

The Portfolio may attempt to reduce the overall risk of its investments (hedge) by investing in options. See "Description of Various Securities and Investment Techniques."

HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation. The Portfolio primarily invests in stocks of established companies with proven records of superior and consistent earnings growth. The Portfolio may invest all or a portion of its assets in cash and cash equivalents if the Sub-Adviser considers the securities markets to be overvalued. The Portfolio may invest in U.S. Government securities when this appears desirable in light of the Portfolio's investment objective or when market conditions warrant. For more information about Harris Bretall Sullivan & Smith, Inc. (Harris Bretall Sullivan & Smith), the Sub-Adviser, see "Management of the Fund."

The Sub-Adviser selects growth stocks by ascertaining that the issuing company has (i) a track record of superior and consistent growth in revenues and earnings; (ii) management that has successfully brought the company through a variety of business conditions and business cycles; (iii) product lines, technologies or franchises that are leaders in their fields; and (iv) a financial structure that is stronger than average.

The Sub-Adviser applies qualitative and quantitative screens, using several on-line databases to 5,000 publicly-held companies and develops a select universe of approximately 300 stocks that meet its criteria. The Sub-Adviser's stock selection process is centered on a proprietary multi-factor model which looks at the individual companies in the universe from three points of view. First, companies are ranked based on their intrinsic present value using the Sub-Adviser's earnings and growth rate outlook. Second, their recent quarterly earnings are reviewed and individual companies are ranked. Finally, based on their relative price performance against the universe and the general market, a third score is calculated. The strategy committee, composed of the principals and senior portfolio managers of the Sub-Adviser, provide the security analysis to input the earnings estimates, growth rates and risk factors into the model.

The stocks in the universe are then ranked to determine the most attractive, undervalued companies in the universe. The Portfolio will purchase the top 40 to 50 stocks (Quintile 1), which are the most undervalued, and will continue to hold them even if their ranking changes. Stocks are sold when they are ranked in Quintiles 3, 4 and 5 and replaced by an equal number of Quintile 1 stocks. Stocks are continuously monitored and rotated so the Portfolio will always be invested in stocks which show the greatest appreciation potential. Industry sectors expected to be represented in the Portfolio include technology, capital goods, basic industry, consumer, energy, health care, media, interest sensitive, utilities and transportation.

When the Sub-Adviser believes unusual circumstances warrant a defensive posture, the Portfolio temporarily may commit all or a portion of its assets to cash, U.S. Government securities or money market instruments, including repurchase agreements.

DREMAN VALUE PORTFOLIO seeks primarily long-term capital appreciation with a secondary objective of current income. The Portfolio will invest principally in a diversified portfolio of securities believed by Dreman Value Advisors, Inc. (Dreman), the Sub-Adviser for the Portfolio, to be undervalued. The Sub-Adviser's philosophy centers on identifying stocks of large, well-known companies with solid financial strength and generous dividend yields that have low price-earnings ratios (P/E ratios) and have been generally overlooked by the market. For more information about Dreman, see "Management of the Fund."

The Sub-Adviser's strategy reflects a contrarian approach, in that the potential for superior relative performance is highest during down markets when investment risks are greatest and protecting capital becomes of paramount importance. The Sub-Adviser seeks to outperform the S&P 500 over a market cycle. There is, of course, no assurance that this goal will be realized.

The Sub-Adviser's basic strategy is to buy low P/E stocks. In addition, the Sub-Adviser seeks to identify financially strong companies paying above-average dividends but which are currently out of favor. The Portfolio will normally be invested in approximately 35 to 45 stocks divided among 16 to 20 industries. The Sub-Adviser believes that diversification is essential to the low P/E strategy. After having refined the portfolio candidate universe to a manageable group of promising stocks, the Sub-Adviser then applies a proprietary fundamental analysis. Qualifying stocks must generally satisfy certain requirements, including: a strong financial position, favorable operating and financial ratios, accelerating earnings growth, and a high dividend yield which a company can sustain and probably increase.

The next factor considered by the Sub-Adviser is the price-to-book value relationship. The Portfolio's investments will be principally in companies whose market prices are low in relation to book value, as the Sub-Adviser seeks solid assets and value rather than paying a high price for a concept or fad. Another characteristic sought by the Sub-Adviser is low or sharply declining institutional ownership. The Sub-Adviser believes that this is a sign of a stock that is falling out of favor from Wall Street's point of view and becoming relatively cheap.

The Sub-Adviser also analyzes debt-to-equity ratios to confirm that there is a manageable amount of debt on a company's balance sheet, usually no more than 40%. The Sub-Adviser devotes attention to reviewing cash and current ratios to be certain that the Portfolio's potential investments have strong staying power and can self-finance should the need arise.

Generally, the Sub-Adviser seeks companies with better than average growth rates in the last five and ten-year periods for both earnings and dividends. Most investments will be in securities of domestic companies; however, the Portfolio may also invest in securities of foreign companies through the acquisition of ADRs.

In order to conserve assets during periods when the Sub-Adviser believes that the market for equity securities is unduly speculative or when interest rates are abnormally high, the Portfolio may invest in U.S. Government securities and other high-grade, short-term money market instruments, including repurchase agreements with respect to such instruments. The Portfolio may also purchase and sell stock index futures contracts and index options. The Portfolio will invest in stock index futures contracts and index options solely for the purpose of hedging against changes resulting from market conditions in the values of the securities held by the Portfolio or securities which it intends to purchase or sell where such transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolio. See "Description of Various Securities and Investment Techniques."

ZWEIG EQUITY (SMALL CAP) PORTFOLIO seeks long-term capital appreciation through investment primarily in Small Company Stocks, consistent with preservation of capital and reduction of portfolio exposure to market risk, as determined by Zweig/Glaser, the Sub-Adviser. Current income is not an objective. Small Company Stocks are the 2,500 stocks positioned immediately after the 500 largest stocks ranked in terms of market capitalization and/or trading volume, and which are traded on the NYSE, AMEX or OTC. Currently, the market capitalization of the 2,500 stocks ranges between $7.5 billion and $50 million. Trading volume is determined by multiplying a stock's average daily shares traded over the last year by the average price of the stock for that same period. Currently, Small Company Stocks have an average daily trading volume of approximately $3.0 million. For more information about Zweig/Glaser, see "Management of the Fund."

The extent of the Portfolio's investment in Small Company Stocks and the selection of particular securities are to be determined primarily on the basis of risk management strategies and stock selection techniques developed by Dr. Martin Zweig and his staff. In an effort to meets its investment objective, the Portfolio will use certain specialized techniques. See "Description of Various Securities and Investment Techniques." The Portfolio will use stock index futures and/or options to increase or decrease market exposure, or to entirely eliminate market exposure, and will invest in high quality money market securities, repurchase agreements, and U.S. Government securities with remaining maturities of 5 years or less, in accordance with the Sub-Adviser's risk management strategies.

The Sub-Adviser will use a computer-driven stock selection model developed by Dr. Zweig and his staff that evaluates approximately 3,000 stocks for their attractiveness by various measures such as earnings momentum, relative valuation, changes in analysts' earnings estimates and price momentum. Small Company Stocks may present greater opportunities for capital appreciation and greater risk; and they tend to be more volatile than stocks of larger, more established companies.

Although the Portfolio will invest primarily in Small Company Stocks, it may invest up to 35% of its total assets in stocks that rank among the 500 largest in terms of market capitalization and/or trading volume. The stock selection model and risk management strategies used by the Sub-Adviser may evolve or be replaced by other stock selection techniques or risk management strategies intended to achieve the Portfolio's investment objective. Shareholders will be notified in advance of any such material change.

Under normal circumstances, the Portfolio will invest between 50% and 65% of its net assets in Small Company Stocks.

The Portfolio may invest in foreign securities publicly traded in the U.S. and in ADRs. For a discussion of limitations on, and certain risks involved in, investments in foreign securities, see "Descriptions of Various Securities and Investment Techniques."

MITCHELL HUTCHINS FIXED INCOME PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital. It normally invests exclusively in corporate debt securities; U.S. Government securities

(including mortgage-backed securities issued by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation); repurchase agreements with respect to securities in which the Portfolio may invest; and instruments used in certain hedging and related income strategies. See "Description of Various Securities and Investment Techniques." The Portfolio will principally invest in securities rated at least investment grade, or, if not rated, determined by the Sub-Adviser to be of comparable quality. However, the Portfolio may invest up to 15% of its total assets in securities rated below investment grade or of equivalent quality, if not rated, including defaulted securities. Lower rated securities involve greater risks than do higher rated securities, in that they are especially subject to adverse changes in general conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. For a more in-depth discussion of the risks inherent in investing in lower quality debt securities, see "Description of Various Securities and Investment Techniques -- Debt Securities." Mitchell Hutchins Institutional Investors, Inc. (MHII) is the Sub-Adviser to the Portfolio. For more information about MHII, see "Management of the Fund."

When the Sub-Adviser believes unusual circumstances warrant a defensive posture, the Portfolio temporarily may commit all or a portion of its assets to cash, U.S. Government securities or money market instruments, including repurchase agreements.

The Portfolio may engage in certain strategies involving options (both exchange-traded and OTC) to attempt to enhance income. The Portfolio also may attempt to reduce the overall risk of its investments (hedge) by using options and futures contracts. The Portfolio also may use forward currency contracts and foreign currency options, futures contracts and options thereon to attempt to hedge against movements in exchange rates. The Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. For more information about these investment techniques and the special risks related thereto, see "Description of Various Securities and Investment Techniques."

The Sub-Adviser's strategy is a systematic, disciplined approach that focuses on three critical decisions: duration/yield curve positioning, sector allocation and security selection.

The Sub-Adviser is a "controlled duration" manager, making duration shifts within 20% of a selected benchmark and frequently well within this range. By restricting duration, they attempt to guard against downside risk and to limit reliance on exact interest rate forecasting.

Active sector allocation and issue selection are then made in an attempt to maximize portfolio returns. The yield curve positioning is the final decision factor and reflects cyclical considerations as well as relative value along the yield curve.

The duration decision is the first component of the Sub-Adviser's fixed income strategy. The Sub-Adviser has performed in-depth analysis of the factors that influence interest rate movements and has identified five key economic/market variables (some of which are constructed in a proprietary fashion) that are significant determinants of fixed income performance; monetary policy, level of economic activity, inflation, real interest rates, and market psychology. Appropriate data is thoroughly analyzed using both sophisticated modeling techniques and the accumulated experience of the Sub-Adviser. Based on the overall reading of these variables, duration is adjusted generally within a +/-20% around the benchmark.

Proper positioning along the yield curve compliments the duration decision. Extreme yield curve positions (i.e. barbell or bullet) generally reflect definite interest rate outlooks. Relative value along the curve is ascertained by comparing a derived theoretical term structure or spot rate curve with an actual Treasury Strip curve. Anomalies in the forward rate curve are also analyzed for relative value within different segments of the yield curve.

The Sub-Adviser continuously analyzes the risk/reward relationships among the various sectors of the debt market. They maintain a core portfolio of securities representative of the portfolio's benchmark and rebalance when a sector of the bond market, such as corporates or mortgages, offers value versus its historic average relationship with Treasuries. Care is taken to compare spreads at comparable points on the business cycle. For each sector, supply/demand factors are closely scrutinized. In addition, volatility is monitored in order to properly price the embedded options in corporate and mortgage-backed securities. For a proper evaluation of the options embedded in mortgage-backed securities, the Sub-Adviser utilizes both options models as well as scenario analysis to evaluate both inter-security value and interest rate risk exposure. Sector weightings are formally reviewed on a weekly basis.

Once the sector weighting decision is made, individual securities are selected that the Sub-Adviser determines may add the greatest value to the Portfolio. The Sub-Adviser evaluates credit quality relationships, yields, maturity structure, coupon differentials, and other key characteristics. Special characteristics such as call features, sinking funds, and the option-adjusted spread are considered. The Sub-Adviser then focuses on the impact of the external and internal environment on issuer credit standing which in turn impacts the quality and future value of issuer instruments. Among the elements analyzed are financial risk, event risk and regulatory risk. The Sub-Adviser performs its own credit research to supplement data from Moody's and S&P. Additional research is provided by other leading Wall Street investment research oriented brokerage firms. Those securities not meeting the risk/reward expectations are sold from the portfolio.

MITCHELL HUTCHINS MONEY MARKET PORTFOLIO seeks maximum current income consistent with liquidity and conservation of capital. The Portfolio invests in high grade money market instruments, with remaining maturities of 13 months or less, and repurchase agreements secured by such instruments, and maintains a dollar-weighted average portfolio maturity of 90 days or less. These instruments include (1) U.S. Government securities (which may or may not be backed by the full faith and credit of the United States), (2) obligations (including certificates of deposit, bankers' acceptances and similar obligations) of U.S. banks, including foreign branches of domestic banks and domestic branches of foreign banks, having total assets in excess of $1.5 billion at the time of purchase, (3) interest-bearing savings deposits in U.S. commercial and savings banks having total assets of $1.5 billion or less, provided that the principal amounts at each such bank are fully insured by the Federal Deposit Insurance Corporation and the aggregate amount of such deposits (plus interest earned) does not exceed 5% of the Portfolio's asset value, and (4) commercial paper and other short-term corporate obligations, corporate bonds and notes with remaining maturities of 13 months or less, variable and floating rate securities and participation interests (pro rata interests in securities held by others) or repurchase agreements involving any of the foregoing securities. For information about Mitchell Hutchins Asset Management Inc. (Mitchell Hutchins), the Sub-Adviser to the Portfolio, see "Management of the Fund."

The commercial paper and other short-term corporate obligations purchased by the Portfolio consist only of obligations that the Sub-Adviser determines, pursuant to procedures adopted by the Fund's Board of Directors, present minimal credit risks and are either (1) rated in the highest short-term rating category by at least two NRSROs, (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligations a short-term rating or (3) unrated, but determined by the Sub-Adviser to be of comparable quality (First Tier Securities). The Portfolio generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. Government, its agencies or instrumentalities). For a discussion of U.S. Government securities and repurchase agreements, see "Description of Various Securities and Investment Techniques."

AN INVESTMENT IN THE MITCHELL HUTCHINS MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


          Description of Various Securities and Investment Techniques

U.S. GOVERNMENT SECURITIES: Each Portfolio may purchase U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates) and securities supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority). See "Mortgage-Backed Securities" below.

MORTGAGE-BACKED SECURITIES: Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio and Mitchell Hutchins Fixed Income Portfolio may invest in mortgage-backed securities, some of which are also considered to be U.S. Government securities. Mortgage-backed securities include:

 . Ginnie Maes -- Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (GNMA) guarantees the timely payment of principal and interest. The GNMA guarantee is backed by the full faith and credit of the U.S. Government.

 . Fannie Maes -- The Federal National Mortgage Association (FNMA) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

 .     Freddie Macs -- The Federal Home Loan Mortgage Corporation (FHLMC), a
      corporate instrumentality of the U.S. Government, issues participation certificates (PCs) which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest (and, under certain circumstances, principal) and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

 .     Government Collateralized Mortgage Obligations -- These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs are described more fully below.

Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays all or a portion of the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Portfolio might have to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other U.S. Government securities.

A CMO is a security issued by a private corporation or a U.S. Government instrumentality which is backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Except as described below, the Portfolios may invest in only those privately-issued CMOs which are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA, and in CMOs issued by a U.S. Government agency or instrumentality.

Certain issuers of CMOs may be deemed to be investment companies under the 1940 Act. The Portfolios intend to conduct their operations in a manner consistent with this view, and therefore generally may not invest more than 10% of their respective total assets in such issuers without obtaining appropriate regulatory relief. In reliance on recent Securities and Exchange Commission (SEC) staff interpretations, the Portfolios may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act, but have obtained exemptive orders from the SEC from such provisions.

Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio may also invest in a type of mortgage-backed security issued by a real estate mortgage investment conduit (REMIC), which is a private entity formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property and of issuing multiple classes of interests therein to investors such as the Portfolio.

Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio may also invest in zero coupon U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. Mitchell Hutchins Fixed Income Portfolio may also invest in certificates representing rights to receive payments of the interest only or principal only of mortgage-backed securities (IO/PO Strips). Such securities may also be referred to as derivatives. These securities tend to be more volatile than other types of U.S. Government securities. IO Strips involve the additional risk of loss of the entire value of the investment if the underlying mortgages are prepaid.

REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements. When a Portfolio acquires a security from a bank or securities broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a mutually agreed-upon time (generally within seven days) and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon market rate of return, which is not tied to the coupon rate on the underlying security. Repurchase agreements will be fully collateralized. If, however, the seller defaults on its obligation to repurchase the underlying security, the Portfolio may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security has declined. The Portfolio might also incur disposition costs in liquidating the security.

LOANS OF PORTFOLIO SECURITIES: Each Portfolio, other than Mitchell Hutchins Money Market Portfolio, may lend its portfolio securities, provided: (1) such loans are secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call such loans and obtain the return of the securities loaned; (3) the Portfolio will receive an amount in cash at least equal to any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 10% (33-1/3% in the case of Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio, Zweig Asset Allocation Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio) of the total assets of the Portfolio.

BORROWING: Each of the Morgan Stanley Asian Growth Portfolio, Renaissance Balanced Portfolio, Nicholas-Applegate Balanced Portfolio, Harris Bretall Sullivan & Smith Equity Growth Portfolio, Dreman Value Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio may borrow in an amount up to 10% (33-1/3% in the case of Mitchell Hutchins Fixed Income Portfolio) of its respective total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. Morgan Stanley Worldwide High Income Portfolio may borrow from banks, and engage in transactions deemed to be borrowings from other entities, in an amount up to 33-1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for extraordinary or emergency purposes such as meeting anticipated redemptions, as well as for investment purposes and to pay dividends, and it is expected that all of such borrowings will be made on a secured basis. Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio may borrow money from banks on an unsecured basis and may pay interest thereon in order to raise additional cash for investment or to meet redemption requests. These two Portfolios may borrow money if immediately after such borrowing, the amount of all borrowing is not more than 20% of the market value of the respective Portfolio's assets (including the proceeds of the borrowing), less liabilities. Each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolios' net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds. This restriction does not prohibit entry into reverse repurchase agreements by Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio; provided that Renaissance Balanced Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio may not enter into a reverse repurchase agreement if as a result its current obligations under such agreements would exceed 5% of the current market value of the Portfolio's total assets (less its liabilities other than obligations under such agreements). The borrowing restriction also does not apply to the entry into interest rate protection transactions by Mitchell Hutchins Fixed Income Portfolio. The borrowing policy is a fundamental policy.


In addition to the above-referenced limitations, Mitchell Hutchins Fixed Income Portfolio has agreed with the California Department of Insurance to limit borrowings as described above so that at all times borrowings outstanding will not exceed 25% of the Portfolio's net asset value.

PUT, CALL AND INDEX OPTIONS: Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Nicholas-Applegate Balanced Portfolio, Dreman Value Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase put and call options listed on a national securities exchange. Put and call options are traded on the AMEX, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and NYSE.

A Portfolio may purchase a call on securities to effect a closing purchase transaction, which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligations. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may write call options if the calls written by any of the Portfolios are covered throughout the life of the option. A call is covered if a Portfolio (i) owns the optioned securities, (ii) has an immediate right to acquire such securities, without additional consideration, upon conversion or exchange of securities currently held in the Portfolio or
(iii) in the case of options on certain U.S. Government securities or which are settled in cash, the Portfolio maintains, in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value sufficient to meet its obligations under the call. When a Portfolio writes a call on a security, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio loses the opportunity for any gain from an increase in the market price of the underlying security over the exercise price.

Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio also may write listed put options. A Portfolio may write puts only if they are secured. Zweig Equity (Small Cap) Portfolio also may write OTC put options. A put is secured if a Portfolio (i) maintains in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value equal to the exercise price or (ii) holds a put on the same underlying security at an equal or greater exercise price. When a Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. The Portfolio may purchase a put on the underlying security to effect a closing purchase transaction, except in those circumstances, which are believed by the Sub-Adviser to be rare, when it is unable to do so.

A Portfolio will realize a gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Portfolio if the premium, plus commission costs, paid by it to purchase the call or put is less (or greater) than the premium, less commission costs, received by it on the sale of a call or put. A gain will be realized if a call or a put which the Portfolio has written lapses unexercised, because the Portfolio would retain the premium.

Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Dreman Value Portfolio, Zweig Equity (Small
Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase and sell securities index options. One effect of such transactions is to hedge all or part of the Portfolio's securities holdings against a general decline in the securities market or a segment of the securities market. Options on securities indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

A Portfolio's successful use of options on indexes depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the index and the price of the securities being hedged against is imperfect and the risk from imperfect correlation increases as the composition of the Portfolio diverges from the composition of the relevant index. Accordingly, a decrease in the value of the securities being hedged against may not be wholly offset by a gain on the exercise or sale of a securities index put option held by the Portfolio. For additional discussion of risks associated with these transactions, see the Statement of Additional Information.

Morgan Stanley Worldwide High Income Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase and write options on the OTC market (OTC options). The staff of the SEC has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by a Portfolio and that Portfolio has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Portfolio needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is in-the-money). Although the Sub-Advisers do not believe that OTC options are generally illiquid, pending resolution of this issue, the Portfolios will conduct their operations in conformity with the views of the SEC staff.

New forms of option instruments are continuing to evolve and each of the Portfolios named above may invest in such new option instruments and variations of existing option instruments, subject to such Portfolio's investment restrictions. Each of Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Nicholas-Applegate Balanced Portfolio, Dreman Value Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Portfolio, does not exceed 5% of the Portfolio's total assets. Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio will each attempt to limit losses from all options transactions to 5% of its average net assets per year, or cease options transactions until in compliance with the 5% limitation, but there can be no absolute assurance of adherence to these limits. The extent to which each Portfolio may purchase options may be limited by the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), and the Portfolio's intention to qualify as such.

The Fund's custodian, or a securities depository acting for it, will act as escrow agent as to the securities on which a Portfolio has written puts or calls, or as to other securities acceptable for such escrow, so that no margin deposit will be required of the Portfolio. Until the underlying securities are released from escrow, they cannot be sold by the Portfolio.

FUTURES CONTRACTS AND RELATED OPTIONS: Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Dreman Value Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Dreman Value Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase and sell stock index futures contracts and Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase options on such contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates and conditions affecting particular industries may have on the values of securities held in each such Portfolio's portfolio, or which it intends to purchase, and not for the purpose of speculation.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Portfolio holds long-term U.S. Government securities and the Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Portfolio's securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Sub-Adviser expects long-term interest rates to decline, the Sub-Adviser might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the costs of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. The writing of a put option on a futures contract is similar to the purchase of the futures contract, except that, if the market price declines, the Portfolio would pay more than the market price for the underlying securities. The net cost to the Portfolio would be reduced, however, by the premium received on the sale of the put, less any transaction costs.

There is no assurance that it will be possible, at any particular time, to close a futures position. In the event that a Portfolio could not close a futures position and the value of the position declined, the Portfolio would be required to continue to make daily cash payments of maintenance margin. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to conditions in the futures markets because futures markets may have daily market price movement limits for futures contracts. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and a Portfolio does not invest in long-term securities, the Portfolio would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of long-term securities in a Portfolio, but the long-term market advances, the Portfolio would lose part or all of the benefit of the advance due to offsetting losses in its futures positions. Successful use of futures contracts by a Portfolio is subject to the Sub-Adviser's ability to predict correctly movements in the direction of interest rates, currency exchange rates, market prices and other factors affecting markets for debt securities.

A Portfolio may not enter into futures contracts or purchase or write related options unless it complies with rules and interpretations of the Commodity Futures Trading Commission (CFTC) which require, among other things, that futures and related options be used solely for bona fide hedging purposes, as defined in CFTC regulations or, alternatively, that the Portfolio will not enter into futures and related options transactions if the sum of the aggregate initial margin deposits on futures contracts and premiums paid for related options exceeds 5% of the market value of the Portfolio's total assets (calculated in accordance with CFTC regulations).

ILLIQUID SECURITIES: Each Portfolio may invest up to 10% (15% in the case of Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio) of its net assets in illiquid securities, including securities the disposition of which is restricted under Federal securities laws, securities which are not readily marketable, OTC options, repurchase agreements which have a maturity of longer than seven days and, in the case of Morgan Stanley Worldwide High Income Portfolio, certain loan participations and assignments and structured financings. Securities that are freely marketable in the countries where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. The Portfolios will not include, for purposes of the percentage restrictions on illiquid investments described above, securities sold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A Securities) so long as such securities meet liquidity guidelines established by the Fund's Board of Directors.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS: Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio may each invest substantially all of their assets in securities of foreign issuers. Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio may invest up to 15% of the value of their net assets in securities of foreign issuers. Nicholas-Applegate Balanced Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Mitchell Hutchins Fixed Income Portfolio may invest up to 10% of its net assets in securities of foreign issuers.


Each Portfolio named above, Renaissance Balanced Portfolio and Dreman
Value Portfolio may purchase ADRs, which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are not subject to the above percentage limitations. Morgan Stanley Worldwide High Income Portfolio may also invest in Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as Depositary Receipts), to the extent that such Depositary Receipts become available. GDRs, EDRs and other types of Depositary Receipts (except ADRs) are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. ADRs are publicly traded on exchanges or over-the-counter in the United States. ADRs include American Depositary Shares and New York Shares. Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipts. The depositary of an unsponsored Depositary Receipt is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. The Portfolios may invest in sponsored and unsponsored Depositary Receipts. For purposes of Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income Portfolios' investment policies, the Portfolios' investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Investing in the securities of foreign companies, foreign branches of domestic banks and foreign governments (see "Foreign Government Securities" and "Foreign Bank and Foreign Branch Instruments" below) involves special risks and considerations not typically associated with investing in the United States. These include differences in accounting, auditing and financial reporting standards, limited publicly available information with respect to foreign issuers, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investing in securities of issuers in emerging countries, including certain Asian countries, involves certain considerations not typically associated with investing in securities of U.S. companies, including (1) restrictions on foreign investment and on repatriation of capital, (2) currency fluctuations, (3) the cost of converting foreign currency into U.S. dollars, (4) potential price volatility and lesser liquidity of shares traded on emerging country securities markets and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war. In addition, accounting, auditing, financial and other reporting standards in emerging countries may not be equivalent to U.S. standards, and therefore disclosure of certain material information may not be made and less information may be available to investors investing in emerging countries than in the United States. There is also generally less governmental regulation of the securities industry in emerging countries than in the United States. Many of these countries may have less stable political environments than western democracies. Moreover, it may be more difficult to obtain a judgment in a court outside the United States. For further information concerning emerging country securities, see "Foreign Government Securities" and "Asian and Emerging Country Debt Securities" below and "Investment Policies and Limitations -- Brady Bonds" in the SAI.

FOREIGN GOVERNMENT SECURITIES. Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio may each invest without limit, and Renaissance Balanced Portfolio may invest up to 10% of its total assets, in obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the World Bank, the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

Foreign government securities also include debt securities of quasi-governmental agencies and debt securities denominated in multinational currency units of an issuer (including supranational issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or equivalent governmental instrumentalities, including quasi-governmental agencies.

Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

See "Foreign Securities and Depositary Receipts" above for a discussion of additional risks of investing in foreign government securities.

FOREIGN BANK AND FOREIGN BRANCH INSTRUMENTS. Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Money Market Portfolio may invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in obligations of U.S. branches of domestic banks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by the Portfolio. Additionally, there may be less publicly available information about foreign banks and foreign branches of U.S. banks, as these institutions may not be subject to the same regulatory requirements as domestic banks.

FOREIGN CURRENCY TRANSACTIONS: Morgan Stanley Asian Growth Portfolio may enter into foreign currency forward contracts. Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio may enter into foreign currency forward contracts, foreign currency futures contracts and foreign currency options (as described in additional detail below). These contracts are used to minimize the risk to the Portfolio from unfavorable changes in the relationship between the U.S. dollar and foreign currencies.

The Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (transaction hedging), and to protect the value of specific portfolio positions (position hedging). They also may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Sub-Adviser anticipates that there will be a correlation between the two currencies.

If conditions warrant, all of the Portfolios named above may enter into contracts to purchase or sell foreign currencies at a future date (forward contracts) and Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot (i.e. cash) rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

For hedging purposes, Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio may also purchase exchange-listed and OTC call and put options on foreign currency futures contracts and on foreign currencies. A put option on a foreign currency futures contract gives the Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a foreign currency futures contract gives the Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

There can be no assurance that any of these strategies, including cross-hedging techniques, if used by a Portfolio, will be successful. The strategies entail special risks, including that (1) the skills needed by the Sub-Adviser to employ hedging instruments are different from those needed to select the Portfolio's securities, (2) there may not be any correlation, or an imperfect one, between price movements of hedging instruments and price movements of the securities being hedged, (3) while hedging strategies may reduce the risk of loss, they offset favorable price movements in hedged investments, thereby reducing the opportunity for gain or even resulting in losses, and (4) the Portfolio may be unable to sell a security at an opportune time, or may be required to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain cover or to segregate securities for hedging transactions or to the inability of the Portfolio to close out its hedged position.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES: Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase securities under a firm commitment agreement or on a when-issued basis. Firm commitment agreements and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The Portfolio as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. A Portfolio will not enter into such transactions for the purpose of leveraging, and accordingly will segregate U.S. Government securities, cash or cash equivalents with its custodian equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities and securities subject to the firm commitment agreement.

DEBT SECURITIES: Renaissance Balanced Portfolio, Nicholas-Applegate Balanced Portfolio and Mitchell Hutchins Fixed Income Portfolio may invest a substantial portion of their assets in investment grade debt securities, which are debt securities rated in one of the four highest grades assigned by S&P or Moody's or, if unrated, determined by the Sub-Adviser to be of comparable quality to securities having such a rating. Debt securities rated BBB or higher by S&P or Baa or higher by Moody's are investment grade, although Moody's considers debt securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for issuers of securities rated BBB or Baa to make principal and interest payments than issuers of higher rated securities. See Appendix A for a description of ratings assigned by S&P and Moody's.

Morgan Stanley Worldwide High Income Portfolio may invest without limit, and Mitchell Hutchins Fixed Income Portfolio may invest up to 15% of its total assets, in securities rated below investment grade, including securities rated in the lowest grades of S&P (D) or Moody's (C) or in unrated securities of comparable quality. Securities rated BB or Ba or lower (and comparable unrated securities) are commonly referred to as junk bonds. Securities rated D by S&P are in default.

Debt securities rated below investment grade are considered by the rating agencies to be predominantly speculative regarding the issuer's ability to pay interest and repay principal and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Ratings of debt securities represent the rating agency's opinion regarding quality of the securities, but are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Sub-Adviser will consider such an event in determining whether the Portfolio should continue to hold the security. Also, rating agencies may fail to make timely changes in response to subsequent events, so that an issuer's financial condition may be better or worse than the rating indicates. Lower rated debt securities generally offer a higher current yield than that available from higher grade issues. However, lower rated securities involve higher risks, in that they are especially subject to adverse changes in general conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. Recently, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower rated debt securities may be thinner and less active than that for higher quality securities, which may limit a Portfolio's ability to sell such securities at fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market. In addition, the prices for lower rated debt securities may be affected by legislative and regulatory developments.

ASIAN AND EMERGING COUNTRY SECURITIES: Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio define Asian securities and emerging country securities, respectively, to include securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an Asian or emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an Asian or emerging country. Each Portfolio may invest in companies organized and located in countries other than an Asian or emerging country, respectively, including companies having their entire production facilities outside of an Asian or emerging country when securities of such companies meet one or more elements of the Portfolio's definition of an Asian or emerging country security and so long as the Sub-Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such Asian or emerging country.

SHORT SALES: Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Nicholas-Applegate Balanced Portfolio and Zweig Equity (Small Cap) Portfolio may engage in short sales. When a Portfolio makes a short sale, it sells a security it does not own in anticipation of a decline in market price. The proceeds from the sale are retained by the broker until the Portfolio replaces the borrowed security. To deliver the security to the buyer, the Portfolio must arrange through a broker to borrow the security and, in so doing, the Portfolio will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the security. The Portfolio may, but will not necessarily, receive interest on such proceeds. The Portfolio must pay to the broker any dividends or interest payable on the security until it replaces the security.

The Portfolio's obligation to replace the security borrowed will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, the Portfolio will be required to deposit cash or U.S. Government securities as collateral in a segregated account with its custodian in an amount such that the value of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The Portfolio will receive the interest accruing on any U.S. Government securities held as collateral in the segregated account with the custodian. The deposits do not necessarily limit the Portfolio's potential loss on a short sale, which may exceed the entire amount of the collateral deposits.

If the price of a security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss, and if the price declines during this period, the Portfolio will realize a capital gain. Any realized capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend, or interest which the Portfolio may have to pay in connection with such short sale.

The Portfolios may enter into short sales against the box. A short sale is against the box when, at all times during which a short position is open, the Portfolio owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

WARRANTS: Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Nicholas-Applegate Balanced Portfolio and Zweig Equity (Small Cap) Portfolio may invest in warrants, which are basically an option to purchase securities at a specific price valid for a specific period of time. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. It should also be noted that the prices of warrants do not necessarily move parallel to the prices of the underlying securities. A Portfolio may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those attached to other securities). It should be noted that if the market price of the underlying security never exceeds the exercise price, the Portfolio will lose the entire investment in the warrant. Moreover, if a warrant is not exercised within the specified time period, it will become worthless and the Portfolio will lose the purchase price and the right to purchase the underlying security.

REVERSE REPURCHASE AGREEMENTS: Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. The Portfolio will maintain a segregated account with its custodian consisting of U.S. Government securities or cash or cash equivalents equal (on a daily marked-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). The Portfolio will invest the proceeds in other money market instruments or repurchase agreements maturing simultaneously with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Renaissance Balanced Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio may not enter into a reverse repurchase agreement if as a result its current obligations under such agreements would exceed 5% of the current market value of the Portfolio's total assets (less its liabilities other than obligations under such agreements).

CONVERTIBLE SECURITIES: Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio and Mitchell Hutchins Fixed Income Portfolio may invest in convertible securities. These securities normally provide a higher yield than the underlying stock but lower than a fixed-income security without the convertibility feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock although the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of the convertible security will also vary to some degree inversely with interest rates. Convertible securities that are rated below BBB by S&P or Baa by Moody's or comparable unrated securities as determined by the Sub-Adviser may share some or all of the risks of debt securities rated below investment grade. For a description of these risks, see "Debt Securities" above.

INTEREST RATE PROTECTION TRANSACTIONS: Mitchell Hutchins Fixed Income Portfolio may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, respectively, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the notional principal amount) for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the first party makes payments to the counterparty when a designated market interest rate goes above a designated level of predetermined dates or during a specified time period, and the counterparty makes payments to the first party when a designated market interest rate goes below a designated level on predetermined dates or during a specified time period.

Mitchell Hutchins Fixed Income Portfolio expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment. There can be no assurance that the objective of these strategies and techniques will be achieved.

Mitchell Hutchins Fixed Income Portfolio may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Sub-Adviser and the Portfolio believe such obligations do not constitute senior securities and accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Portfolio also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Portfolio.

The Portfolio will enter into interest rate protection transactions only with banks and recognized securities dealers believed by the Sub-Adviser to present minimal credit risks in accordance with guidelines established by the Fund's Board of Directors. If there is a default by the other party to such a transaction, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. There can be no assurance that the objective of these strategies and techniques will be achieved.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

ASSET-BACKED SECURITIES: Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio may invest in asset-backed securities (unrelated to first mortgage loans) which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or CARS) and unsecured (such as Credit Card Receivable Securities or CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities (see "Mortgage-Backed Securities" above), underlying automobile sales contracts or credit card receivables are subject to the risk of prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

If consistent with their investment objective and policies, the Portfolios indicated above may invest in other asset-backed securities that may be developed in the future.

Certain asset-backed securities may be deemed to constitute investment companies under the 1940 Act. Mitchell Hutchins Fixed Income Portfolio intends to conduct its operations in a manner consistent with this view, and therefore the Portfolio generally may not invest more than 10% of its total assets in such securities without obtaining appropriate regulatory relief.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Morgan Stanley Worldwide High Income Portfolio may invest in fixed and floating rate loans (Loans) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (Lenders). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans (Participations) and assignments of all or a portion of Loans (Assignments) from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Sub-Adviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

STRUCTURED INVESTMENTS: Morgan Stanley Worldwide High Income Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities (Structured Securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.


               DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES

Net investment income from interest and dividends and substantially all of any net realized capital gains (which are not offset or eliminated for Federal income tax purposes) will be declared and paid annually by each Portfolio, other than the Mitchell Hutchins Money Market Portfolio, when results for the fiscal year are known. Net realized short-term capital gains may be paid annually or more frequently.

Mitchell Hutchins Money Market Portfolio declares as dividends on each Business Day on which the NYSE is open for business all of its net investment income. Such dividends are payable to shareholders of record as of the close of regular trading on the NYSE on the preceding Business Day and are paid monthly. A Business Day is any weekday on which the NYSE is open for business. Net investment income of the Portfolio is accrued interest and earned discount, inclusive of both original issue and market discounts, minus amortization of market premium and applicable expenses. Net investment income is determined and dividends declared immediately before the calculation of net asset value per share. The Portfolio normally will distribute annually any net short-term capital gain when results from the previous fiscal year are known, but it may make more frequent distributions of such gain to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Portfolio does not expect to realize any long-term capital gain.

Dividends from net investment income and net realized capital gains will be distributed in additional shares of the Portfolio making the distribution. Dividends or distributions by a Portfolio other than the Money Market Portfolio (which attempts to maintain a constant $1.00 per share net asset value) reduce the per share net asset value by the per share amount so paid.

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code. In order to qualify as a regulated investment company, each Portfolio must, among other things, meet certain source of income and diversification of asset tests. In any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital losses), the Portfolio generally will be relieved of Federal income tax on amounts distributed to shareholders. See the Statement of Additional Information for more information about this tax and its applicability to each Portfolio. The tax implications of an investment in a certificate are described in the prospectus for the certificates.


                           VALUATION OF SHARES

The net asset value for the shares of each Portfolio will be determined on each day the NYSE is open for trading. The net assets of each Portfolio are valued as of the close of business on the NYSE, which currently is 4:00 P.M., New York City time. Each Portfolio's net asset value per share is calculated separately.

For all Portfolios other than the Mitchell Hutchins Money Market Portfolio, the net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Portfolio. Securities holdings which are traded on a U.S. or foreign securities exchange are valued at the last sale price on the exchange where they are primarily traded or, if there has been no sale since the previous valuation, at the mean between the current bid and asked prices. OTC securities for which market quotations are readily available are valued at the mean between the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair market value under the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued using market quotations provided by dealers, including the Sub-Advisers and their affiliates, and also may be valued on the basis of prices provided by a pricing service when the Board of Directors believes that such prices reflect the fair market value of such securities. Money market instruments are valued at market value, except that instruments maturing in sixty days or less are valued using the amortized cost method of valuation described below with respect to the Mitchell Hutchins Money Market Portfolio.

For the Mitchell Hutchins Money Market Portfolio, net asset value is computed by dividing the value of the investments and other assets minus liabilities by the number of shares outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value. See the Statement of Additional Information for a description of certain conditions and procedures followed by the Portfolio in connection with amortized cost valuation.

When a Portfolio writes a put or call option, the amount of the premium is included in the Portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium paid for an option purchased by a Portfolio is recorded as an asset and subsequently adjusted to market value.


                        PURCHASES AND REDEMPTIONS

Shares of Portfolios of the Fund are offered to separate accounts of Integrity and National Integrity in connection with certain certificates they issue. Some Portfolios may not be available in certain states due to applicable state insurance law and regulations, and not all Portfolios may be available for all certificates issued by Integrity and National Integrity.

The separate accounts purchase shares of the Portfolios without a sales charge at the net asset value per share next determined after receipt of the complete purchase order. Shares of each Portfolio are redeemed at net asset value without any redemption charge. Payment upon redemption of Fund shares is normally made within seven days of receipt of such request (unless redemption is suspended or payment is delayed as permitted in accordance with SEC regulations).


                          MANAGEMENT OF THE FUND

INVESTMENT MANAGER, SUB-ADVISERS AND DISTRIBUTOR

Under Maryland law and the Fund's Articles of Incorporation and By-Laws, the business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.

INTEGRITY LIFE INSURANCE COMPANY, whose executive offices are located at 239 S. Fifth Street, 12th Floor, Louisville, Kentucky 40202, serves as investment manager to all the Portfolios of the Fund. National Integrity is a wholly-owned subsidiary of Integrity. ARM, the parent of Integrity, is a financial services company providing retail and institutional products and services to the long-term savings and retirement market. The Morgan Stanley Leveraged Equity Fund II, L.P., Morgan Stanley Capital Partners III, L.P., Morgan Stanley Capital Investors, L.P. and MSCP III 892 Investors, L.P., investment funds sponsored by Morgan Stanley Group, Inc. ("Morgan Stanley"), own approximately 91% of the outstanding shares of voting stock of ARM. The address of each of Integrity and ARM is 239 S. Fifth Street, Louisville, Kentucky 40202. The address of each of Morgan Stanley and the investment funds sponsored by it is 1221 Avenue of the Americas, New York, New York 10020.

On August 25, 1994, Integrity purchased for its own account approximately 450,000 shares of the Morgan Stanley Worldwide High Income Portfolio, at net asset value, for an aggregate purchase price of $4.5 million. Accordingly, Integrity may be deemed to control the Portfolio within the meaning of the 1940 Act. Integrity has indicated that it will vote all of the shares that it owns for its own account in the Portfolio on any matter requiring the vote of shareholders in the same proportion as votes are cast by certificate holders relating to the Portfolio. Integrity has also indicated that it intends to redeem its shares on a dollar-for-dollar basis to the extent, and at the same time as, the Portfolio has sales in respect of certificate holders. As of September 29, 1995, approximately 151,487 shares, having a fair value of approximately $1.65 million and constituting approximately 25.9% of the outstanding shares of the Portfolio, were held by Integrity for its own account.

MORGAN STANLEY ASSET MANAGEMENT INC., 1221 Avenue of the Americas, New York, New York 10020, serves as the Sub-Adviser to Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio. MSAM, a wholly-owned subsidiary of Morgan Stanley Group, Inc., conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At June 30, 1995, MSAM had investments totaling approximately $52.2 billion under management and fiduciary advisory control.

James Cheng, Ean Wah Chin and Seah Kiat Seng have primary responsibility for the Morgan Stanley Asian Growth Portfolio. James Cheng joined MSAM in 1988 as a portfolio manager for Asian markets and is a Vice President of MSAM, currently responsible for investments in Hong Kong, China, Taiwan, and South Korea. Mr. Cheng is also a Principal of Morgan Stanley & Co. Incorporated. Prior to joining Morgan Stanley, he was affiliated with American Express and with Arthur Andersen, where he spent three years as an auditor/consultant. Mr. Cheng holds an M.B.A. from the University of Michigan, Ann Arbor. Ean Wah Chin is a Managing Director of Morgan Stanley & Co. Incorporated, and is responsible for MSAM's regional Asia ex-Japan operations based in Singapore. Prior to joining Morgan Stanley in 1986, Ms. Chin spent eight years with the Monetary Authority of Singapore and the Government of Singapore Investment Corporation, where she was a portfolio manager of one of the largest portfolios in Asia. Ms. Chin was an ASEAN scholar educated at the University of Singapore. Seah Kiat Seng joined MSAM's Singapore office in 1990 as a portfolio manager/analyst specializing in the Southeast Asian markets. He is currently a Vice President, responsible for investments in Thailand. Previously, Mr. Seng worked at Barclays de Zoete Wedd
(BZW), where he was a senior investment analyst who helped pioneer BZW's research effort in Singapore. Mr. Seng is a Chartered Financial Analyst and a qualified real estate valuer who has worked for the Singapore Ministry of Finance. He was a Colombo Plan Scholar educated in New Zealand.

Robert Angevine and Paul Ghaffari have primary responsibility for the Morgan Stanley Worldwide High Income Portfolio. Robert Angevine is a Principal of Morgan Stanley & Co. Incorporated and the portfolio manager for high yield investments. Prior to joining Morgan Stanley in October 1988, he spent over eight years at Prudential Insurance, where he was responsible for the largest open-end high yield mutual fund in the country. Mr. Angevine also manages high yield assets for one of the largest corporate pension funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received an M.B.A. from Fairleigh Dickinson University and a B.A. in Economics from Lafayette College. He served two years as a Lieutenant in the U.S. Army. Paul Ghaffari is a Principal of Morgan Stanley & Co. Incorporated and portfolio manager for Morgan Stanley Emerging Markets Debt Fund (a closed-end investment company). Prior to joining MSAM, he was a Vice President in the Fixed Income Division of the Emerging Markets Sales and Trading Department at Morgan Stanley. From 1983 to 1992, Mr. Ghaffari worked in the LDC Sales and Trading Department and the Mortgage-Backed Securities Department at J.P. Morgan & Co., Inc. and worked in the Treasury department at the Morgan Guaranty Trust Co. He holds a B.A. in International Relations from Pomona College and a M.S. in Foreign Service from Georgetown University.

RENAISSANCE INVESTMENT MANAGEMENT, 1700 Young Street, Cincinnati, Ohio 45210, serves as the Sub-Adviser to the Renaissance Balanced Portfolio. Renaissance is a recognized leader in providing quantitatively-based investment management strategies to individual and institutional clients of all types, including corporate, endowment, religious, foundation, public and Taft-Hartley funds. As of June 30, 1995, the firm managed in excess of $1.5 billion in assets.

Michael E. Schroer, Managing Director, is responsible for the day-to-day management of the Renaissance Balanced Portfolio and has been since the Portfolio's inception. Mr. Schroer has served as Director of Research and as a portfolio manager at Renaissance since January 1984.

Affiliated Managers Group, Inc. (AMG), a Delaware corporation, is the
Managing General Partner of Renaissance and may be deemed the parent of Renaissance. AMG was established in December 1993 to obtain investment interests in high quality investment management firms. AMG may be deemed to be controlled by Advent VII, L.P., a Delaware limited partnership which is the largest single stockholder of AMG. The sole general partner of Advent VII, L.P. is TA Associates VII, L.P., a Delaware limited partnership, and the sole general partner of TA Associates VII, L.P. is TA Associates, Inc., a Delaware corporation which, together with its predecessors, has directly or indirectly invested in more than 200 enterprises prior to its investment in AMG.

ZWEIG/GLASER ADVISERS, 5 Hanover Square, New York, New York 10004, serves as the Sub-Adviser for the Zweig Asset Allocation Portfolio and Zweig Equity (Small
Cap) Portfolio. Glaser Corp., a Delaware corporation formed by Eugene J. Glaser, and Zweig Management Corp., a Delaware corporation controlled by Dr. Martin E. Zweig, are the general partners of Zweig/Glaser. Dr. Zweig is also Chairman of Zweig/Glaser. He has provided investment advisory and portfolio management services for 24 years and is currently affiliated with investment advisers, which, as of June 30, 1995 managed over $9.5 billion in assets, including Avatar Associates, manager of over $2.3 billion of institutional and pension accounts, of which Dr. Zweig is Director of Research. Dr. Zweig is also President and Director of The Zweig Fund, Inc. and the Zweig Total Return Fund, Inc., closed-end funds traded on the NYSE with combined assets of over $1.1 billion. He is also author of various investment advisory newsletters, including The Zweig Forecast, a regular panelist on PBS' television program Wall Street Week with Louis Rukeyser for 20 years, and an author of three books: Winning on Wall Street, The ABC's of Market Forecasting, and Winning with New IRAs. Zweig/Glaser also manages Zweig Series Trust, an open-end investment company with aggregate assets as of June 30, 1995 of $2.3 billion (consisting of Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Priority Selection List Series, Government Securities Series and Zweig Cash Fund, Inc.).

Dr. Zweig, who determines the asset allocation strategy for each Portfolio, and David Katzen, who serves as portfolio manager for each Portfolio, are primarily responsible for the day-to-day management of the Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio. Dr. Zweig and Mr. Katzen have managed the Portfolios since inception. Mr. Katzen is First Vice President of Zweig/Glaser Advisers and has held various positions with the Zweig organization during the past six years.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 West Broadway, 30th Floor, San Diego, California 92101, serves as Sub-Adviser to the Nicholas-Applegate Balanced Portfolio. Founded in 1984, Nicholas-Applegate is a California limited partnership. The general partner of Nicholas-Applegate is Nicholas-Applegate Capital Management, Holdings, L.P., a California limited partnership controlled by Arthur E. Nicholas. Nicholas-Applegate provides investment management services to institutional and individual clients. It serves as sub-adviser for Nicholas-Applegate Growth Equity Fund and Harbor Growth Fund and as adviser of Nicholas-Applegate Mutual Funds, open-end investment companies. At June 30, 1995, Nicholas-Applegate had assets under management of $26.1 billion.

The Nicholas-Applegate Balanced Portfolio is managed primarily by John Wylie, Partner, and Nicholas-Applegate's systems-driven management team. Mr. Wylie joined Nicholas-Applegate as head of institutional marketing activities in 1987 and has managed fixed income and convertible securities since 1989. He has been responsible for the management of the fixed income portion of the Portfolio since its inception. The systems-driven investment management team which manages the equity portion of the Portfolio has been under the supervision of Lawrence
S. Speidell since March 1994. In overseeing the activities of the entire Global/Systematic team, Mr. Speidell is responsible for portfolio management and the development, enhancement and application of the firm's quantitative disciplines. He also guides the firm's international, domestic and global research efforts. Prior to joining Nicholas-Applegate in 1994, Mr. Speidell spent ten years with Batterymarch Financial Management, where his wide-ranging responsibilities for portfolio management included development of domestic and international portfolio strategies, portfolio optimization, trading techniques and client relationships. Mr. Speidell was also Senior Vice President and Portfolio Manager at Putnam Management Company from 1971 to 1983, and served as a member of that firm's Investment Policy Committee. He is a past president of the Boston Securities Analysts Society and a past director of the Investor Responsibility Research Center in Washington, D.C. Mr. Speidell earned his B.E. in Mechanical Engineering from Yale University and his M.B.A. from Harvard University.

HARRIS BRETALL SULLIVAN & SMITH, INC., One Sansone Street, Suite 3300, San Francisco, California 94104, serves as the Sub-Adviser to the Harris Bretall Sullivan & Smith Equity Growth Portfolio. Harris Bretall Sullivan & Smith was founded in 1971 and is owned equally by W. Graeme Bretall, President, John J. Sullivan, Treasurer, and Henry B. Dunlap Smith. The firm provides investment management services to institutions and individuals, and at June 30, 1995, had assets under management of approximately $2.6 billion.

W. Graeme Bretall, CFA, a Principal of Harris Bretall Sullivan & Smith, is the Partner in charge of the Portfolio. Joseph Calderazzo, Vice President, Portfolio Manager and Co-Chair of the Investment Committee, is the portfolio manager who is primarily responsible for the day-to-day management of the assets in the Harris Bretall Sullivan & Smith Equity Growth Portfolio, and has served in this function since 1994. During the past five year period, Mr. Bretall has served as President of Harris Bretall Sullivan & Smith. Mr. Calderazzo joined Harris Bretall Sullivan & Smith as a Portfolio Manager in 1990, and also serves as the firm's analyst for Political and Governmental Affairs. While Mr. Calderazzo will make the final investment buy and sell decisions for the Portfolio, there are never any deviations from the firm's strategic guidelines. A team approach is utilized at Harris Bretall Sullivan & Smith so that the consensus decisions made in the firm's weekly Investment Committee meeting are simultaneously implemented in all tax-exempt and fully discretionary portfolios.

DREMAN VALUE ADVISORS, INC., 10 Exchange Place, 20th Floor, Jersey City, New Jersey 07302, serves as the Sub-Adviser to the Dreman Value Portfolio. As of June 30, 1995, Dreman managed over $1.5 billion. Clients include public funds, corporate benefit funds, college endowments and foundations, Taft-Hartley funds, and other institutional accounts. In addition, Dreman serves as investment adviser to the Kemper-Dreman Mutual Group, Inc., which consists of three portfolios, Kemper-Dreman Contrarian Fund, Kemper-Dreman High Return Fund and Kemper-Dreman Small Cap Value Fund.

All investment decisions by Dreman for the Dreman Value Portfolio are made by an investment committee, which includes a group of senior investment professionals.

Dreman, a Delaware corporation, an indirect wholly owned subsidiary of Zurich Insurance Company (Zurich), was formed in August, 1995 in order to purchase substantially all of the assets of Dreman Value Management, L.P., Dreman's predecessor organization. Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Zurich's primary business is as an insurer. Together with its predecessor organizations, Dreman has been in the investment management business since 1977.

MITCHELL HUTCHINS INSTITUTIONAL INVESTORS, INC., 1285 Avenue of the Americas, New York, New York, 10019, serves as the Sub-Adviser for the Mitchell Hutchins Fixed Income Portfolio. MHII is a wholly owned subsidiary of Mitchell Hutchins. MHII provides investment management services to institutional and corporate clients. As of June 30, 1995, total assets under MHII's management were approximately $10.2 billion. Of that amount, approximately $5.1 billion represented assets invested in U.S. Government or U.S. corporate debt or other fixed income securities.

The day-to-day management of the Mitchell Hutchins Fixed Income Portfolio is the responsibility of members of the Fixed Income Group of MHII, including Craig M. Varrelman, CFA, a vice president of MHII who has assisted with the management of the Portfolio since May 1993. Mr. Varrelman has been with MHII as a portfolio manager since 1988, and has managed fixed income assets using indexation, immunization and dedication strategies.

MITCHELL HUTCHINS ASSET MANAGEMENT INC., 1285 Avenue of the Americas, New York, New York 10019, serves as the Sub-Adviser to the Mitchell Hutchins Money Market Portfolio. Mitchell Hutchins is a wholly-owned subsidiary of PaineWebber Incorporated, which is a wholly-owned subsidiary of PaineWebber Group Inc., a publicly owned financial services holding company. At June 30, 1995, Mitchell Hutchins was the adviser or sub-adviser to 41 investment companies having 86 separate portfolios and aggregate assets of over $27.9 billion. At June 30, 1995, Mitchell Hutchins managed discretionary and non-discretionary accounts with assets in excess of $43.6 billion.

Each Portfolio pays Integrity a fee based on an annual percentage of the average daily net assets of such Portfolio. The management fees are deducted from the assets of each Portfolio and paid monthly, but are accrued daily for purposes of determining the value of a share of each Portfolio on each day the NYSE is open for trading. (See "Valuation of Shares".) For the services provided to each of the Portfolios, Integrity (and not the Fund) pays each Sub-Adviser a monthly fee based on an annual percentage of the average daily net assets of the respective Portfolio. The annual percentage of average daily net assets payable by each Portfolio to Integrity and by Integrity to each Sub-Adviser is set forth below. The fees paid by certain of the Portfolios may be higher than those paid by other investment companies.


                                                             Annual Percentage of         Annual Percentage of
                                                            Average Net Assets Paid      Average Net Assets Paid
                                                           By Portfolio to Integrity   By Integrity to Sub-Adviser
                                                           -------------------------   ---------------------------
Morgan Stanley Asian Growth Portfolio                               1.00%                         .85%
Morgan Stanley Worldwide High Income Portfolio                       .85%                         .70%
Renaissance Balanced Portfolio                                       .65%                         .50%
Zweig Asset Allocation Portfolio                                     .90%                         .75%
Nicholas-Applegate Balanced Portfolio                                .65%                         .50%
Harris Bretall Sullivan & Smith Equity Growth Portfolio              .65%                         .50%
Dreman Value Portfolio                                               .65%                         .50%
Zweig Equity (Small Cap) Portfolio                                  1.05%                         .90%
Mitchell Hutchins Fixed Income Portfolio                             .90%                         .75%
Mitchell Hutchins Money Market Portfolio                             .65%                         .50%


SBM Financial Services, Inc. (SBMFS), a wholly-owned subsidiary of ARM, acts as Distributor of the Portfolios' shares without remuneration from the Fund or the Portfolios. SBMFS is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. SBMFS's address is 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069.

EXPENSES

The Fund bears all expenses of its operations other than those borne by Integrity as investment manager or SBMFS as distributor. In particular, the Fund pays (and allocates among the respective Portfolios): investment management fees; transaction costs, including brokerage commissions; record keeping agent fees; custodian fees; legal fees; audit fees; shareholder reports expenses; registration fees; proxy and shareholder meeting expenses; and the fees and expenses of Directors who are not interested persons of the Fund, within the meaning of the 1940 Act. In addition, a portion of the expenses of organizing the Fund and of the initial registration of its shares under federal securities laws will be charged to the Fund's operations, as an expense, over a period not exceeding five years.

Integrity has agreed to reimburse the respective Portfolio on a pro rata basis up to the amount of their respective fees to the extent that the total expenses of a Portfolio in a given year (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed any applicable state expense limitations.

Integrity voluntarily limits the expenses of each Portfolio, other than for brokerage commissions and the management fee, to .50% of average net assets on an annualized basis, except that Integrity voluntarily limits the expenses of Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio, other than for brokerage commissions and the management fee, to 1.00% of average net assets on an annualized basis. Integrity's reimbursement of Portfolio expenses results in an increase to each Portfolio's yield or total return. Integrity has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

                     Portfolio Transactions and Brokerage

As a general matter, each Sub-Adviser arranges for the purchase and sale of the respective Portfolio's securities and selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Sub-Advisers may select broker-dealers which provide them with research services and may cause a Portfolio to pay such broker-dealers commissions which exceed those other broker-dealers may have charged if, in their view, the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Brokerage arrangements may take into account the distribution of certificates by broker-dealers, subject to best price and execution.

Brokerage arrangements with affiliates of Integrity or the Sub-Advisers, if any, will be in accordance with the 1940 Act and the rules and regulations promulgated thereunder. No transactions may be effected by a Portfolio with an affiliate of Integrity or a Sub-Adviser acting as principal for its own account, except to the extent permitted by law.

Transactions in money market securities, other government securities and most other fixed income securities are principal transactions, on which no brokerage commission is paid. These transactions are normally effected with major dealers in money market instruments, government securities or such fixed income securities. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. OTC purchases and sales are normally made with principal market-makers, except where, in the opinion of the Sub-Adviser, the best executions are available elsewhere.

The Portfolios described in "Description of Various Securities and Investment Techniques--Futures Contracts and Related Options" may incur transaction costs in connection with the acquisition of futures contracts and options thereon.

For reporting purposes, a Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, securities whose maturities at the time of acquisition were one year or less are excluded. Each Sub-Adviser will adjust the Portfolio's assets as it deems advisable in view of current or anticipated market conditions, and portfolio turnover will not be a limiting factor should the Sub-Adviser deem it advisable for a Portfolio to purchase or sell securities. Options activities may increase the turnover rate for a Portfolio, because the exercise of calls written by the Portfolio and puts owned by the Portfolio would cause the Portfolio to sell the underlying securities. Increased portfolio turnover may result in greater brokerage commissions. See "Financial Highlights" for information as to the Portfolios' portfolio turnover rates for the periods from commencement of operations through June 30, 1993 and the fiscal years ended June 30, 1994 and 1995. It is anticipated that the annual portfolio turnover rate for each of Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio will not exceed 100% under normal circumstances.

                               Other Information

CUSTODIAN: Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as custodian of the assets of all of the Portfolios and may employ sub-custodians approved by the Board of Directors of the Fund in accordance with the regulations of the Securities and Exchange Commission.

TRANSFER AGENT, DIVIDEND AGENT AND RECORDKEEPING AGENT: Investors Fiduciary Trust Company also acts as transfer agent, dividend disbursing agent and recordkeeping agent.

PERFORMANCE INFORMATION: The Fund may, from time to time, calculate the yield and effective yield of the Mitchell Hutchins Money Market Portfolio, the yield of other Portfolios or total return of all Portfolios and may include such information in reports to shareholders. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for the Portfolios is contained in the Fund's annual reports to shareholders, which may be obtained without charge.

Current yield for Mitchell Hutchins Money Market Portfolio will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then annualized (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). Effective yield for the Mitchell Hutchins Money Market Portfolio is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings on reinvested dividends. For the remaining Portfolios, any quotations of yield will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Portfolio over certain periods that will include periods of 1, 5, and 10 years (up to the life of the Portfolio), will reflect the deduction of a proportional share of Portfolio expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid.

For a description of the methods used to determine yield and total return for the Portfolios, see the Statement of Additional Information.

                                                                   Appendix A

               DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER

Description of relevant commercial paper ratings of Standard & Poor's Ratings Group ("S&P") are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Description of the relevant commercial paper ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          --   Leading market positions in well-established industries.

          --   High rates of return on funds employed.

          -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurement and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE BONDS

Descriptions of the bond ratings of S&P are:

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more higher rated categories. susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC or C--Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Descriptions of the bond ratings of Moody's are as follows:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

STATEMENT OF ADDITIONAL INFORMATION
===================================

THE LEGENDS FUND, INC.(TM)                           200 East Wilson Bridge Road
                                                        Worthington, Ohio  43085
                                                       Telephone: 1-800-325-8583

The Legends Fund, Inc. (Fund) is an open-end management investment company with multiple portfolios available for investment. Shares of the Portfolios are currently sold only to separate accounts of Integrity Life Insurance Company (Integrity) and National Integrity Life Insurance Company (National Integrity) as an investment medium for variable annuity certificates and contracts (certificates) they issue. The Fund's current portfolios and their investment objectives are:

  . MORGAN STANLEY ASIAN GROWTH PORTFOLIO seeks long-term capital appreciation. It invests primarily in the common stocks of Asian issuers, excluding Japan.

  . MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation. It invests primarily in a portfolio of high yielding fixed income securities of issuers located throughout the world.

  . RENAISSANCE BALANCED PORTFOLIO seeks capital appreciation and income in rising markets and capital preservation in declining markets. Its assets are allocated among equity issues, United States government issues and high-quality cash equivalent issues.

  . ZWEIG ASSET ALLOCATION PORTFOLIO seeks long-term capital appreciation. It invests primarily in stocks which are comparable to Blue Chip Stocks (as defined in "Investment Objective and Policies" in the Fund's Prospectus).

  . NICHOLAS-APPLEGATE BALANCED PORTFOLIO seeks maximum total return in both the equity and fixed income portion of its investments. It generally allocates 60%-65% of assets to equity securities and 35%-40% of assets to U.S. government securities and cash equivalent issues.

  . HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation. It invests primarily in stocks of established companies with proven records of superior and consistent growth.

  . DREMAN VALUE PORTFOLIO seeks primarily long-term capital appreciation with a secondary objective of current income. It invests primarily in equity securities considered by the Sub-Adviser to be undervalued.

  . ZWEIG EQUITY (SMALL CAP) PORTFOLIO seeks long-term capital appreciation. It invests primarily in Small Company Stocks (as defined in "Investment Objective and Policies" in the Fund's Prospectus).

  . MITCHELL HUTCHINS FIXED INCOME PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital. It invests primarily in corporate debt securities and U.S. Government securities (including mortgage-backed securities issued by GNMA, FNMA and FHLMC).

  . MITCHELL HUTCHINS MONEY MARKET PORTFOLIO seeks maximum current income consistent with liquidity and conservation of capital. It invests in high-grade money market instruments with remaining maturities of 13 months or less, and repurchase agreements secured by such instruments. While the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Morgan Stanley Worldwide High Income Portfolio invests predominately in lower rated and unrated bonds, commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal and are subject to greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "Description of Various Securities and Investment Techniques -- Debt Securities" in the Fund's Prospectus.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated November 1, 1995. A copy of the Prospectus may be obtained by calling or writing to the Fund at the telephone number or address shown above. This SAI is incorporated by reference into the Prospectus.

                      Statement of Additional Information dated November 1, 1995

                               TABLE OF CONTENTS


INVESTMENT POLICIES AND LIMITATIONS.....................................   B-3

OPTIONS, FUTURES AND OTHER HEDGING STRATEGIES...........................   B-9

DIRECTORS AND OFFICERS..................................................  B-16

INVESTMENT MANAGEMENT SERVICES..........................................  B-17

PORTFOLIO TRANSACTIONS..................................................  B-20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................  B-23

VALUATION OF SHARES.....................................................  B-24

TAXES...................................................................  B-25

YIELD AND PERFORMANCE INFORMATION.......................................  B-26

OTHER INFORMATION.......................................................  B-29

FINANCIAL STATEMENTS OF THE FUND........................................  B-31

OPTIONS AND FUTURES.....................................................   A-1

                      INVESTMENT POLICIES AND LIMITATIONS

The following supplements the information contained in the Fund's Prospectus concerning the investment policies and limitations of its ten Portfolios. For information relating to the Sub-Adviser (each, a Sub-Adviser, and collectively, the Sub-Advisers) to each Portfolio, see "Management of the Fund" in the Prospectus and "Investment Management Services" in this Statement of Additional Information. For information relating to the use of options, futures and other hedging strategies, see "Description of Various Securities and Investment Techniques -- Put, Call and Index Options; Futures Contracts and Related Options" in the Prospectus and "Options, Futures and Other Hedging Strategies" in this Statement of Additional Information.

SPECIAL CONSIDERATIONS RELATING TO FOREIGN SECURITIES AND DEPOSITORY RECEIPTS. As noted in the Prospectus, Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio each may invest substantially all of its assets in securities of foreign issuers. Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio each may invest up to 15% of its net assets in securities of foreign issuers. Nicholas-Applegate Balanced Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Mitchell Hutchins Fixed Income Portfolio may invest up to 10% of its net assets in securities issued by foreign issuers. Many of the foreign securities held by these Portfolios are not registered with the Securities and Exchange Commission
(SEC), nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by these Portfolios than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

Each of the Portfolios named above, Renaissance Balanced Portfolio and Dreman Value Portfolio may invest in American Depository Receipts (ADRs). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Portfolio would be subject.

SOVEREIGN DEBT. Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio each may invest without limit, and Renaissance Balanced Portfolio may invest up to 10% of its total assets, in obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or supported by government entities to promote economic reconstruction or development, international banking institutions and related government agencies. These obligations are hereinafter referred to as Sovereign Debt. Investment by a Portfolio in Sovereign Debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Portfolio may have limited legal recourse in the event of a default.

Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Portfolio's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-Adviser manages the respective Portfolio's investments in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

BRADY BONDS. Morgan Stanley Worldwide High Income Portfolio may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolio may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, the Portfolio will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

FOREIGN CURRENCY TRANSACTIONS. Although Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio value their assets daily in U.S. dollars, they do not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis.
The Portfolios' foreign currencies may be held as foreign currency call accounts at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Portfolios could suffer a loss of some or all of the amounts deposited. The Portfolios may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a spread which is the difference between the prices at which the dealers are buying and selling foreign currencies.

ILLIQUID SECURITIES. Each Portfolio may invest up to 10% (15% in the case of Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio) of its net assets in illiquid securities. The term illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities and includes, among other things, purchased over-the-counter (OTC) options, repurchase agreements maturing in more than seven days and restricted securities other than Rule 144A securities (see below) that the respective Sub-Adviser has determined are liquid pursuant to guidelines established by the Fund's Board of Directors. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the option formula exceeds the intrinsic value of the option. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 (1933 Act). Restricted securities acquired by a Portfolio include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.











In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (NASD). An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and a Portfolio might be unable to dispose of such securities promptly or at favorable prices.

The Board of Directors has delegated the function of making day-to-day determinations of liquidity to each Sub-Adviser pursuant to guidelines approved by the Board. Each Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Each Sub-Adviser monitors the liquidity of restricted securities in each Portfolio and reports periodically on such decisions to the Board of Directors.

SECTION 4(2) PAPER. Commercial paper issues in which the Portfolios may invest include securities issued by major corporations without registration under the 1933 Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.
Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described under "Illiquid Securities" above. The Portfolios' percentage limitations on investments in illiquid securities include
Section 4(2) paper other than Section 4(2) paper that the Sub-Adviser has determined to be liquid pursuant to guidelines established by the Fund's Board of Directors. The Board has delegated to the Sub-Advisers the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Board that require the Sub-Advisers to take into account the same factors described under "Illiquid Securities" above for other restricted securities and require the Sub-Advisers to perform the same monitoring and reporting functions.

GNMA, FNMA AND FHLMC CERTIFICATES. As described in the Prospectus, certain Portfolios may invest in mortgage-backed securities, such as GNMA, FNMA and FHLMC certificates (as defined below), which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

Prepayments on mortgages underlying mortgage-backed securities occur when a mortgagor prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. In general, prepayments on mortgage-backed securities will be a function of the relative coupon of the mortgages, the age of the mortgages, and the general level of interest rates in the market. To a limited extent, prepayment rates and, consequently, the average life of an anticipated yield to be realized from a mortgage-backed security can be estimated using statistical models. However, because the actual prepayments of the underlying mortgages vary, it is impossible to predict exactly the yield and average life of a mortgage-backed security.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When a Portfolio receives prepayments on mortgage-backed securities, it may reinvest the prepaid amounts in securities the yields of which will reflect interest rates prevailing at the time. Therefore, a Portfolio's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the mortgage-backed security on which the prepayment is received.
In addition, since payments on the underlying mortgages are passed through to the holders of the mortgage-backed securities, if a Portfolio purchases mortgage-backed securities at a premium or a discount, unless it makes certain elections, it will recognize a capital loss or gain when payments of principal are passed through to the Portfolio as a result of regular payments or prepayments on the mortgages in the underlying pool.

The following is a description of GNMA, FHLMC and FNMA certificates, the most widely available mortgage-backed securities:

GNMA Certificates. Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Portfolios may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration
(FHA) or the Farmers' Home Administration (FMHA), or guaranteed by the Veterans Administration (VA). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Portfolio has purchased the certificates above par in the secondary market.

FHLMC Securities. The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHMLC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

FNMA Securities. The Federal National Mortgage Association (FNMA) was established in 1938 to create a secondary market in mortgages insured by the FHA.

FNMA issues guaranteed mortgage pass-through certificates (FNMA Certificates). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates.

REPURCHASE AGREEMENTS. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Portfolio if the other party to a repurchase agreement becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Sub-Adviser to present minimum credit risks in accordance with guidelines established by the Fund's Board of Directors. The Sub-Adviser will review and monitor the creditworthiness of those institutions under the Board's general supervision.

LENDING OF PORTFOLIO SECURITIES. Each Portfolio (other than the Mitchell Hutchins Money Market Portfolio) is authorized to lend up to 10% (33-1/3% in the case of Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio, Zweig Asset Allocation Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio) of the value of its total assets to broker-dealers or institutional investors that the Sub-Adviser deems qualified, but only when the borrower maintains with the Portfolio's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Sub-Adviser to be of good standing and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors. During the period of the loan the Sub-Adviser will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. The Portfolio will retain authority to terminate any loan at any time. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. A Portfolio will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Portfolio will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Portfolio's interest.

INVESTMENT LIMITATIONS. The investment restrictions set forth below are fundamental policies of each Portfolio, which cannot be changed with respect to a Portfolio without the approval of the holders of a majority of the outstanding voting securities of that Portfolio, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), as the lesser of: (1) 67% or more of the Portfolio's voting securities present at a meeting of shareholders, if the holders of more than 50% of the Portfolio's outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Portfolio on an individual basis, and apply only at the time an investment is made; a later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions. Pursuant to such restrictions and policies, no Portfolio may:

     (1) make an investment in any one industry if the investment would cause the aggregate value of the Portfolio's investment in such industry to exceed 25% of the Portfolio's total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities), certificates of deposit and bankers' acceptances. This limitation does not apply to investments by Mitchell Hutchins Money Market Portfolio in certificates of deposit or banker's acceptances issued by domestic branches of U.S. banks. In addition, for the Mitchell Hutchins Money Market Portfolio, gas, electric, water and telephone companies are considered separate industries, and with respect to finance companies, the following categories are considered separate industries: (a) captive automotive finance; (b) captive equipment finance; (c) retail finance; (d) consumer loan; and (e) diversified finance;

     (2) purchase securities of any one issuer (except U.S. Government securities), if as a result at the time of purchase more than 5% of the Portfolio's total assets would be invested in such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Portfolio may be invested without regard to this limitation;

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that a Portfolio that may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

     (4) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Portfolio's total assets taken at cost (10% in the case of Morgan Stanley Asian Growth Portfolio, Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio and 33-1/3% in the case of Morgan Stanley Worldwide High Income Portfolio), provided that this does not prohibit escrow, collateral or margin arrangements in connection with the use of options, futures contracts and options on futures contracts by a Portfolio that may use options or futures strategies;

     (5) make short sales of securities or maintain a short position, except to the extent described in the Prospectus;

     (6) purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) purchase or sell commodities or commodity contracts, except to the extent described in the Prospectus and this Statement of Additional Information with respect to futures and related options;

     (8)   invest in oil, gas or mineral-related programs or leases;

     (9) make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and other fixed income securities as described in the Prospectus and Statement of Additional Information shall not be deemed to be the making of a loan;

     (10)  purchase any securities issued by any other investment company except
           (i) by purchase in the open market where no commission or profit, other than a customary broker's commission, is earned by any sponsor or dealer associated with the investment company whose shares are acquired as a result of such purchase, (ii) in connection with the merger, consolidation or acquisition of all the securities or assets of another investment company and (iii) purchases of collateralized mortgage obligations or asset-backed securities, the issuers of which are investment companies; or

     (11) borrow money or issue senior securities, except that each of Morgan Stanley Asian Growth Portfolio, Renaissance Balanced Portfolio, Harris Bretall Sullivan & Smith Equity Growth Portfolio, Dreman Value Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio may borrow in an amount up to 10% (33-1/3% in the case of Mitchell Hutchins Fixed Income Portfolio) of its respective total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. Morgan Stanley Worldwide High Income Portfolio may borrow from banks, and engage in transactions deemed to be borrowings from other entities, in an amount up to 33-1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for extraordinary or emergency purposes such as meeting anticipated redemptions as well as for investment purposes and to pay dividends. Zweig Asset Allocation Portfolio and Zweig Equity (Small
           Cap) Portfolio may borrow money from banks on an unsecured basis and may pay interest thereon in order to raise additional cash for investment or to meet redemption requests. Each of these two Portfolios may not borrow amounts in excess of 20% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. If such borrowings exceed 5% of a Portfolio's total assets, the Portfolio will make no further investments until such borrowing is repaid. It is the current intention of each of these two Portfolios not to borrow money in excess of 5% of its assets. A Portfolio may pledge up to 5% (10% in the case of Morgan Stanley Asian Growth Portfolio, Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio and 33-1/3% in the case of Morgan Stanley Worldwide High Income Portfolio) of its total assets as security for such borrowing. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Portfolio. This restriction does not prohibit entry into reverse repurchase agreements by the Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio, provided that Renaissance Balanced Portfolio, Mitchell Hutchins Fixed Income Portfolio and Mitchell Hutchins Money Market Portfolio may not enter into a reverse repurchase agreement if as a result its current obligations under such agreements would exceed 5% of the current market value of the Portfolio's total assets (less its liabilities other than obligations under such agreements). The borrowing restriction also does not apply to the entry into interest rate protection transactions by Mitchell Hutchins Fixed Income Portfolio.

The following investment restriction may be changed by the vote of the Fund's Board of Directors without shareholder approval:

           No Portfolio will hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Portfolio to fail to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the Code), and the Treasury regulations issued thereunder, on segregated asset accounts used to fund variable annuity contracts.

In addition to the above-referenced limitations, Mitchell Hutchins Fixed Income Portfolio has agreed with the California Department of Insurance to limit borrowings under paragraph (11) above so that at all times borrowings outstanding will not exceed 25% of the Portfolio's net asset value.

                 OPTIONS, FUTURES AND OTHER HEDGING STRATEGIES

As discussed in the Prospectus, each of Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Dreman Value Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may use a variety of financial instruments (Hedging Instruments), including certain options, futures contracts (sometimes referred to as futures) and options on futures contracts, to attempt to hedge the Portfolio's investments or attempt to enhance the Portfolio's income. Nicholas-Applegate Balanced Portfolio may purchase listed put and call options. Mitchell Hutchins Fixed Income Portfolio and Morgan Stanley Worldwide High Income Portfolio also may use foreign currency forward contracts, foreign currency futures contracts and foreign currency options, and Morgan Stanley Asian Growth Portfolio may use foreign currency forward contracts, for hedging purposes. The particular Hedging Instruments are described in Appendix A to this Statement of Additional Information.

Hedging strategies can be broadly categorized as short hedges and long hedges.
A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by a Portfolio. Thus, in a short hedge a Portfolio takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Portfolio might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Portfolio could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Portfolio might be able to close out the put option and realize a gain to offset the decline in the value of the security.

Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge a Portfolio takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Portfolio might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Portfolio could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Portfolio might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Portfolio has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

The use of Hedging Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (CFTC) and various state regulatory authorities. In addition, a Portfolio's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

In addition to the products, strategies and risks described below and in the Prospectus, the Sub-Advisers that utilize these techniques expect to discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as a particular Sub-Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. The Sub-Advisers may utilize these opportunities to the extent that they are consistent with the respective Portfolio's investment objectives and permitted by the respective Portfolio's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

     (1) Successful use of most Hedging Instruments depends upon the Sub-Adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the price of individual securities. While the Sub-Advisers that utilize these techniques are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Sub-Adviser projected a decline in the price of a security held by a Portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

     (4) As described below, a Portfolio might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If a Portfolio were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Portfolio sell a portfolio security at a disadvantageous time. A Portfolio's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Portfolio.

COVER FOR HEDGING STRATEGIES. Transactions using Hedging Instruments, other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting covered position in securities, currencies or other options or futures contracts or (2) cash, receivables and short-term debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

OPTIONS. The Portfolios that may use options may purchase put and/or call options, and write (sell) covered put and call options on equity and debt securities, stock indices, and/or foreign currencies are identified in the Prospectus. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Portfolio to enhance income by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security at less than its market value. If the covered call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Investment Policies and Restrictions -- Illiquid Securities."

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Portfolio may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, a Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.

The Portfolios identified in the Prospectus may purchase or write exchange-traded and/or OTC options. Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Portfolio and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Portfolio purchases or writes an OTC option, it relies on the party from whom it purchased the option or to whom it has written the option (the contra party) to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefits of the transaction.

Generally, the OTC debt and foreign currency options used by the Portfolios are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

If the Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

LIMITATIONS ON THE USE OF OPTIONS. The Portfolios' use of options is governed by the following guidelines, which can be changed by the Fund's Board of Directors without shareholder vote:

  (1) Morgan Stanley Worldwide High Income Portfolio, Renaissance Balanced Portfolio, Zweig Asset Allocation Portfolio, Nicholas-Applegate Balanced Portfolio, Dreman Value Portfolio, Zweig Equity (Small Cap) Portfolio and Mitchell Hutchins Fixed Income Portfolio may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Portfolio, does not exceed 5% of the Portfolio's total assets; and

  (2) Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio will attempt to limit losses from all options transactions to 5% of its average net assets per year, or cease options transactions until in compliance with the 5% limitation, but there can be no absolute assurance of adherence to these limits.

FUTURES. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing covered call options on securities and indices.

Futures strategies also can be used to manage the average duration of a Portfolio. If the Sub-Adviser wishes to shorten the average duration of a Portfolio, the Portfolio may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the Sub-Adviser wishes to lengthen the average duration of a Portfolio, the Portfolio may buy a futures contract or a call option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking to market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Each Portfolio intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and no Portfolio will trade options on futures on any exchange or board of trade unless, in the Sub-Adviser's opinion, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, program trading and other investment strategies might result in temporary price distortions.

LIMITATIONS ON THE USE OF FUTURES. A Portfolio will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets. This guideline can be changed by the Fund's Board of Directors without shareholder vote. This guideline does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures and related options transactions. For purposes of this guideline, options on futures contracts and foreign currency options traded on a commodities exchange will be considered related options.

In addition, the Fund has represented to the CFTC that it: (1) will use future contracts, options thereon and foreign currency options traded on a commodities exchange solely in bona fide hedging transactions or, alternatively (2) will not enter into futures contracts, options thereon or foreign currency options traded on a commodities exchange for which the aggregate initial margin and premiums exceed 5% of a Portfolio's total assets (calculated in accordance with CFTC regulations).

FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS. The Portfolios noted in the Prospectus may use options and futures on foreign currencies, and foreign currency forward contracts as described below to hedge against movements in the values of the foreign currencies in which the Portfolios' securities are denominated. Such currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Portfolios might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, a Portfolio may hedge against price movements in that currency by entering into transactions using Hedging Instruments on other currencies, the values of which the Sub-Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, the Portfolios could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolios noted in the Prospectus may enter into foreign currency forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.
These Portfolios also may use foreign currency forward contracts for cross-hedging. Under this strategy, a Portfolio would increase its exposure to foreign currencies that the Sub-Adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Portfolio owned securities denominated in a foreign currency and the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The cost to the Portfolios engaging in foreign currency forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because foreign currency forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a foreign currency forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of foreign currency forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for foreign currency forward contracts, with the result that closing transactions generally can be made for foreign currency forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that a Portfolio will in fact be able to close out a foreign currency forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Portfolio might be unable to close out a foreign currency forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of foreign currency forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency forward contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FOREIGN CURRENCY FORWARD CONTRACTS. A Portfolio may enter into foreign currency forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or (2) the Portfolio maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Sub-Adviser of the Portfolios that engage in these strategies believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

                            DIRECTORS AND OFFICERS

The Directors and officers of the Fund, their business addresses and principal occupations during the past five years are listed below. Unless otherwise indicated, each person's address is 239 S. Fifth Street, Louisville, KY.

Name, Age and Address            Position with the Fund       Other Business Activities in Past 5 Years
---------------------            ----------------------       -----------------------------------------
John R. Lindholm(46)*            Director                     President of Integrity and Vice
                                                              President-Chief Marketing Officer of
                                                              National Integrity since November 26,
                                                              1993; Executive Vice President-Chief
                                                              Marketing Officer of ARM Financial
                                                              Group, Inc. since July 27, 1993; since
                                                              March 1992 Chief Marketing Officer of
                                                              Analytical Risk Management, L.P.  From
                                                              June 1990 to February 1992, Chief
                                                              Marketing Officer and a Managing
                                                              Director of the ICH Capital Management
                                                              Group, ICH Corporation, Louisville,
                                                              Kentucky; prior thereto, Chief Marketing
                                                              Officer and Managing Director for
                                                              Capital Holding Corporation's
                                                              Accumulation and Investment Group.
                                                              Director of the mutual funds in the State
                                                              Bond Group of mutual funds.

Arthur J. Gartland, Jr. (48)     Director                     President and a founder of Benedetto,
1330 Avenue of the Americas                                   Gartland & Greene, Inc. (an investment
New York, NY                                                  banking firm). Director of the mutual
                                                              funds in the State Bond Group of mutual
                                                              funds.

John Katz (56)                   Director                     Investment banker since January 1991;
10 Hemlock Road                                               Chairman and Chief Executive Officer,
Hartsdale, NY                                                 Sam's Restaurant Group, Inc. (a
                                                              restaurant holding company), from June
                                                              1991 to August 1992; Executive Vice
                                                              President (from January 1989 to January
                                                              1991) and Senior Vice President (from
                                                              December 1985 to January 1989),
                                                              Equitable Investment Corporation (an
                                                              indirect wholly-owned subsidiary of The
                                                              Equitable Life Assurance Society of the
                                                              United States, through which it owns and
                                                              manages its investment operations).
                                                              Director of the mutual funds in the State
                                                              Bond Group of mutual funds.

Theodore S. Rosky (57)           Director                     Retired since April 1992; Executive Vice
2304 Speed Avenue                                             President, Capital Holding Corporation
Louisville, KY                                                (from December 1991 to April 1992); prior
                                                              thereto, Executive Vice President and
                                                              Chief Financial Officer, Capital Holding
                                                              Corporation. Director of the mutual funds
                                                              in the State Bond Group of mutual funds.

Edward J. Haines (48)            President                    Vice President, Marketing of ARM
                                                              Financial Group, Inc. since December 16,
                                                              1993; Director of Retail Marketing and
                                                              Vice President of the National Home Life
                                                              Assurance Company subsidiary of Capital
                                                              Holding Corporation from 1987 to
                                                              December 1993.

Name, Age and Address            Position with the Fund       Other Business Activities in Past 5 Years
---------------------            ----------------------       -----------------------------------------
Don W. Cummings (32)             Controller                   Controller of ARM Financial Group, Inc.
                                                              since July 15, 1993, and Integrity and
                                                              National Integrity since November 26,
                                                              1993.  Prior to November 26, 1993 he
                                                              served as Controller of ARM, Ltd., a
                                                              position he held from July 1992.  From
                                                              1985 to June 1992, Mr. Cummings
                                                              served in various positions within Ernst &
                                                              Young LLP's Insurance Industry
                                                              Accounting and Auditing Practice, the last
                                                              of which was Manager. Controller of the
                                                              mutual funds in the State Bond Group of
                                                              mutual funds.

Peter S. Resnik (34)             Treasurer                    Treasurer of ARM Financial Group, Inc.,
                                                              Integrity and National Integrity since
                                                              December 1993; employed in various
                                                              financial and operational capacities by
                                                              Analytical Risk Management Ltd. since
                                                              December 14, 1992; Assistant Vice
                                                              President of the Commonwealth Life
                                                              Insurance Company subsidiary of Capital
                                                              Holding Corporation from 1986 to
                                                              December 1992. Treasurer of the mutual
                                                              funds in the State Bond Group of mutual
                                                              funds.

Kevin L. Howard (31)             Secretary                    Assistant General Counsel of ARM
                                                              Financial Group, Inc. since January 31,
                                                              1994; Assistant General Counsel of
                                                              Capital Holding Corporation from April
                                                              1992 to January 1994; Attorney
                                                              Greenebaum Doll & McDonald, 1989 to
                                                              April 1992.  Vice President and Secretary
                                                              of the mutual funds in the State Bond
                                                              Group of mutual funds.

---------------
* Mr. Lindholm is an interested person, as defined in the 1940 Act, by virtue of his positions with ARM Financial Group, Inc. and Oldarm, L.P.

The Fund pays Directors who are not interested persons of the Fund fees for serving as Directors. During the fiscal year ended June 30, 1995, the Fund paid the Directors who are not interested persons of the Fund $22,750 exclusive of expenses. Because Integrity and the Sub-Advisers perform substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of Integrity, National Integrity or a Sub-Adviser receives any compensation from the Fund for acting as a Director or officer.

The following table sets forth for the fiscal year ended June 30, 1995, compensation paid by the Fund to the Directors who are not interested persons of the Fund.

                                           Aggregate Compensation
     Name of Director                            from Fund*
     ----------------                            ----------
     Arthur J. Gartland, Jr.                       $7,250

     John Katz                                     $7,750

     Theodore S. Rosky                             $7,750

* Messrs. Gartland, Katz and Rosky have also been directors of the mutual funds in the State Bond Group since June 14, 1995. Those funds are advised by ARM Capital Advisors, Inc., an affiliate of ARM, and may be deemed to be a part of the same fund complex as the Fund. Such directors were not compensated by the mutual funds in the State Bond Group during the twelve-month period ended June 30, 1995.

On August 25, 1994, Integrity purchased for its own account approximately 450,000 shares of the Morgan Stanley Worldwide High Income Portfolio, at net asset value, for an aggregate purchase price of $4.5 million. Accordingly, Integrity may be deemed to control the Portfolio within the meaning of the 1940 Act. Integrity has indicated that it will vote all of the shares that it owns for its own account in the Portfolio on any matter requiring the vote of shareholders in the same proportion as votes are cast by certificate holders relating to the Portfolio. Integrity has also indicated that it intends to redeem its shares on a dollar-for-dollar basis to the extent, and at the same time as, the Portfolio has sales in respect of certificate holders. As of September 29, 1995, approximately 151,487 shares, having a fair value of approximately $1.65 million and constituting approximately 25.9% of the outstanding shares of the Portfolio, were held by Integrity for its own account.

                        INVESTMENT MANAGEMENT SERVICES

Integrity Life Insurance Company acts as the investment manager of each Portfolio pursuant to a management agreement with the Fund dated as of November 26, 1993 (Management Agreement). The Management Agreement was amended on March 31, 1994 to provide for management services for Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio. Under the Management Agreement, the Fund pays Integrity a fee for each Portfolio, computed daily and payable monthly, according to the schedule set forth in the Prospectus. Integrity is then responsible under the Management Agreement for paying each Sub-Adviser the sub-advisory fees payable. For the fiscal period from the commencement of operations through June 30, 1993 and the fiscal years ended June 30, 1994 and 1995, each Portfolio paid Integrity management fees in the amounts set forth below:

                                             Management Fee for      Management      Management
                                             Fiscal Period From        Fee for         Fee for
                                              Commencement of           Fiscal          Fiscal
                                             Operations Through      Year Ended      Year Ended
Portfolio                                       June 30, 1993       June 30, 1994   June 30, 1995
---------                                    ------------------     -------------   -------------
Renaissance Balanced Portfolio                     $10,267             $114,543        $167,365

Zweig Asset Allocation Portfolio                     8,900              161,251         312,227

Nicholas-Applegate Balanced Portfolio                8,620              166,007         276,766

Harris Bretall Sullivan & Smith Equity              10,116               57,483          86,434
 Growth Portfolio

Dreman Value Portfolio                               2,954               40,945          62,310

Zweig Equity (Small Cap) Portfolio                   6,347               57,434          81,405

Mitchell Hutchins Fixed Income Portfolio             2,147               27,836          45,180

Mitchell Hutchins Money Market Portfolio             1,000               22,086          40,612

Morgan Stanley Asian Growth Portfolio*                  --                  295          97,281

Morgan Stanley Worldwide High Income                    --                  111          48,816
 Portfolio*

-----------------------------

* Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio commenced operations on June 15, 1994.

Pursuant to the Management Agreement with the Fund, Integrity is responsible for general supervision of the Sub-Advisers, subject to general oversight by the Fund's Board of Directors. In addition, Integrity is obligated to keep certain books and records of the Fund and administers the Fund's corporate affairs. In connection therewith, Integrity furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund's custodians or transfer and dividend disbursing agent.

Under the terms of the Management Agreement, each Portfolio bears all expenses incurred in its operation that are not specifically assumed by Integrity, as investment manager, or SBM Financial Services, Inc., as distributor. General expenses of the Fund not readily identifiable as belonging to one of the Portfolios are allocated among the Portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by each Portfolio include, but are not limited to, the following (or the Portfolio's allocated share of the following): (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the Portfolio and any losses incurred in connection therewith; (2) investment management fees; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund or the shares of a Portfolio under federal or state securities laws and maintenance of such registrations and qualifications; (5) fees and expenses payable to the Directors who are not interested persons of the Fund or Integrity, National Integrity or any Sub-Adviser; (6) taxes (including any income or franchise taxes) and governmental fees; (7) costs of any liability, directors' and officers' uncollectible items of deposit and other insurance and fidelity bonds; (8) legal, accounting and auditing expenses; (9) charges of custodians, transfer agents and other agents; (10) expenses of setting in type and providing a camera-ready copy of prospectuses and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (11) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund or Portfolio; (12) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (13) costs of meetings of shareholders.

Integrity voluntarily limits the expenses of each Portfolio, other than for brokerage commissions and the investment management fee, to .50% of average net assets on an annualized basis, except that Integrity voluntarily limits the expenses of Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio, other than for brokerage commissions and the investment management fee, to 1.00% of average net assets on an annualized basis. Integrity's reimbursement of Portfolio expenses results in an increase to each Portfolio's yield or total return. Integrity has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios. For the fiscal period from the commencement of operations through June 30, 1993 and the fiscal years ended June 30, 1994 and 1995, Integrity reimbursed the Portfolios' expenses in the amounts indicated:



                                                       Amount
                                                     Reimbursed for
                                                   Fiscal Period From      Amount            Amount
                                                    Commencement        Reimbursed        Reimbursed
                                                   of Operations        for Fiscal Year   for Fiscal Year
                                                      Through              Ended             Ended
Portfolio                                           June 30, 1993      June 30, 1994     June 30, 1995
---------                                         -------------------  ----------------  ----------------
Renaissance Balanced Portfolio                          $28,491              $  --             $  --

Zweig Asset Allocation Portfolio                         33,402                 --                --

Nicholas-Applegate Balanced Portfolio                    35,950                 --                --

Harris Bretall Sullivan & Smith Equity Growth            32,507                 --                --
 Portfolio

Dreman Value Portfolio                                   34,465               13,413              --

Zweig Equity (Small Cap) Portfolio                       35,211               22,832            2,773

Mitchell Hutchins Fixed Income Portfolio                 33,404               28,698            9,482

Mitchell Hutchins Money Market Portfolio                 31,768               26,954            6,639

Morgan Stanley Asian Growth Portfolio*                     --                  7,074              --

Morgan Stanley Worldwide High Income                       --                  6,760              --
 Portfolio*


------------------------
* Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio commenced operations on June 15, 1994.


Under the Management Agreement, Integrity will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Integrity in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreement may be renewed from year to year so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by the Fund or Integrity upon 60 days' prior written notice.

Integrity has entered into a Sub-Advisory Agreement with each of the Sub-Advisers. A description of each Sub-Adviser is included in the Prospectus. See "Management of the Fund -- Investment Manager, Sub-Advisers and Distributor." Each Sub-Advisory Agreement provides that the Sub-Adviser will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, the Sub-Adviser is obligated to keep certain books and records of the Fund. Integrity supervises each Sub-Adviser's performance of such services. Each Sub-Adviser is paid by Integrity and not the Fund in accordance with the schedule set forth in the Prospectus. For the fiscal period from the commencement of operations through June 30, 1993 and the fiscal years ended June 30, 1994 and 1995, Integrity paid the Sub-Advisers sub-advisory fees in respect of each Portfolio in the amounts set forth below:


                                                     Amount of
                                                  Sub-Advisory Fee
                                                 for Fiscal Period       Amount of
                                                       From            Sub-Advisory       Amount of
                                                  Commencement of     Fee for Fiscal     Sub-Advisory
                                                    Operations         Year Ended       Fee for Fiscal
                                                      Through           June 30,          Year Ended
Portfolio                                          June 30, 1993           1994          June 30, 1995
---------                                        -----------------    --------------    --------------
Renaissance Balanced Portfolio                         $7,898            $ 88,110          $128,742

Zweig Asset Allocation Portfolio                        7,417             134,376           260,189

Nicholas-Applegate Balanced Portfolio                   6,631             127,698           212,897

Harris Bretall Sullivan & Smith Equity Growth           7,782              44,218            66,488
 Portfolio

Dreman Value Portfolio                                  2,272              31,496            47,931

Zweig Equity (Small Cap) Portfolio                      5,440              49,323            69,776

Mitchell Hutchins Fixed Income Portfolio                1,789              23,197            37,650

Mitchell Hutchins Money Market Portfolio                  769              16,989            31,240

Morgan Stanley Asian Growth Portfolio*                   --                   251            82,689

Morgan Stanley Worldwide High Income                     --                    20            40,201
 Portfolio*



-----------
*Morgan Stanley Asian Growth Portfolio and Morgan Stanley Worldwide High Income Portfolio commenced operations on June 15, 1994.

Each Sub-Advisory Agreement may be renewed from year to year, so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Each Sub-Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. Each Sub-Advisory Agreement may be terminated by the Fund, Integrity or the respective Sub-Adviser upon 60 days' prior written notice.


                             PORTFOLIO TRANSACTIONS

Subject to policies established by the Fund's Board of Directors, each Sub-Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the respective Portfolio. As a general matter in executing portfolio transactions, each Sub-Adviser may employ or deal with such brokers or dealers as may, in the Sub-Adviser's best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Sub-Adviser will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm's risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. Each Portfolio that invests in securities traded in the OTC markets will engage primarily in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Brokerage arrangements may take into account the distribution of certificates by broker-dealers, subject to best price and execution.


Integrity and certain of the Sub-Advisers are affiliated with registered broker-dealers, including Morgan Stanley & Co. Incorporated, PaineWebber Incorporated and its affiliates, and Zweig Securities Corp. From time to time, a portion of one or more Portfolios' brokerage transactions may be conducted with such broker-dealers, subject to the criteria for allocation of brokerage described above. The Fund's Board of Directors has adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such broker-dealers by any Portfolio with which they are affiliated are fair and reasonable. Also, due to securities law limitations, the Portfolios will limit purchases of securities in a public offering if an affiliated broker-dealer is a member of the syndicate for that offering. No transactions may be effected by a Portfolio with an affiliate of Integrity, National Integrity or a Sub-Adviser acting as principal for its own account.


For the fiscal period from the commencement of operations through June 30, 1993 and the fiscal years ended June 30, 1994 and 1995, the Fund paid the following brokerage commissions with respect to each of the Portfolios:


                                                   Brokerage
                                               Commissions Paid
                                                    During            Brokerage      Brokerage
                                                  the Fiscal         Commissions    Commissions
                                                  Period From        Paid During    Paid During
                                                Commencement of       the Fiscal     the Fiscal
                                               Operation Through      Year Ended     Year Ended
Portfolio                                         June 30, 1993     June 30, 1994   June 30, 1995
---------                                      -----------------    -------------   -------------
Renaissance Balanced Portfolio                      $ 6,762            $41,548         $ 37,905

Zweig Asset Allocation Portfolio                      3,301             24,573           25,232

Nicholas-Applegate Balanced Portfolio                 6,265             75,213          105,607

Harris Bretall Sullivan & Smith Equity               17,256             21,448           13,202
 Growth Portfolio

Dreman Value Portfolio                                4,430             13,413            8,300

Zweig Equity (Small Cap) Portfolio                    6,970             18,081           14,849

Morgan Stanley Asian Growth Portfolio*                  --                --             96,653



--------------------------
*  Morgan Stanley Asian Growth Portfolio commenced operations on June 15, 1994.

For the fiscal period from commencement of operations through June 30, 1993 and the fiscal years ended June 30, 1994 and 1995, the Fund paid the following brokerage commissions with respect to each of the Portfolios to broker-dealers who are affiliated persons of such Portfolios. Also presented below for the fiscal year ended June 30, 1995, are the brokerage commissions paid to such broker-dealers as a percentage of the aggregate brokerage commissions paid by each Portfolio and as a percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions engaged in by such Portfolio.

                                                                        Fiscal Year Ended June 30, 1995
                                                                    ---------------------------------------

                                                                             Brokerage Commissions
                                                                    ---------------------------------------
                                 Brokerage
                                Commissions
                                Paid During the
                               Fiscal Period                                                       As a
                                   from              Brokerage                                Percentage of
                               Commencement       Commissions Paid                As a          Portfolio
Affiliated                     of Operations     During the Fiscal           Percentage of     Transactions
 Broker-                          Through          Year Ended                  Aggregate        Involving
 Dealer          Portfolio     June 30, 1993      June 30, 1994      Paid     Commissions      Commissions
 ------          ---------     -------------      -------------      ----     -----------      -----------
Morgan          Zweig            $   *               $18,868       $16,394        65%              78%
 Stanley        Asset
                Allocation
                Portfolio

                Zweig                *                13,079         7,589        51%              69%
                Equity
                (Small Cap)
                Portfolio

                Morgan                                               8,453         9%               9%
                Stanley
                Asian
                Growth
                Portfolio

Zweig           Zweig
 Securities     Asset               44                 1,156           594         2%               2%
 Corporation    Allocation
                Portfolio

                Zweig
                Equity              22                   407           537         4%               1%
                (Small Cap)
                Portfolio

* Morgan Stanley did not become an affiliated person of an affiliated person of the Fund until November 1993.

Transactions in futures contracts are executed through futures commission merchants (FCMs) who receive brokerage commissions for their services. The procedures in selecting FCMs to execute the Portfolios' transactions in futures contracts, including procedures permitting the use of certain broker-dealers that are affiliated with the Sub-Advisers, are similar to those in effect with respect to brokerage transactions in securities.

The Sub-Advisers may select broker-dealers which provide them with research services and may cause a Portfolio to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which a Portfolio effects securities transactions may be used by the Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to the Sub-Adviser by brokers in connection with other funds or accounts the Sub-Adviser advises may be used by the Sub-Adviser in advising such Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser under the Sub-Advisory Contracts. The Portfolios may purchase and sell portfolio securities to and from dealers who provide the Portfolio with research services. Portfolio transactions will not be directed to dealers solely on the basis of research services provided.

Investment decisions for each Portfolio and for other investment accounts managed by each Sub-Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for a Portfolio and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Portfolio and such other account(s) as to amount according to a formula deemed equitable to the Portfolio and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Portfolio.

PORTFOLIO TURNOVER. For reporting purposes, a Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. Each Sub-Adviser will adjust the Portfolio's assets as it deems advisable in view of current or anticipated market conditions, and portfolio turnover will not be a limiting factor should the Sub-Adviser deem it advisable for a Portfolio to purchase or sell securities.

The options activities of a Portfolio may affect its turnover rate, the amount of brokerage commissions paid by a Portfolio and the realization of net short-term capital gains. High portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "Valuation of Shares" and "Taxes."

The exercise of calls written by a Portfolio may cause the Portfolio to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover; although such exercise is within the Portfolio's control, holding a protective put might cause the Portfolio to sell the underlying securities for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.



                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The separate accounts of Integrity and National Integrity purchase and redeem shares of each Portfolio on each day on which the New York Stock Exchange, Inc.
(NYSE) is open for trading (Business Day) based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the contracts. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of trading (currently 4:00 p.m., New York City time) on that Business Day. Payment for redemptions is made by the Fund within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem Portfolio shares.

The Fund may suspend redemption privileges of shares of any Portfolio or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Portfolio's securities at the time.



                              VALUATION OF SHARES

The net asset value for the shares of each Portfolio will be determined on each day the NYSE is open for trading. The net assets of each Portfolio are valued as of the close of the NYSE, which currently is 4:00 P.M., New York City time, on each Business Day. Each Portfolio's net asset value per share is calculated separately.

For all Portfolios other than the Mitchell Hutchins Money Market Portfolio, the net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Portfolio. Securities holdings which are traded on a U.S. or foreign securities exchange are valued at the last sale price on the exchange where they are primarily traded or, if there has been no sale since the previous valuation, at the mean between the current bid and asked prices. OTC securities for which market quotations are readily available are valued at the mean between the current bid and asked prices. Bonds and other fixed-income securities are valued using market quotations provided by dealers, including the Sub-Advisers and their affiliates, and also may be valued on the basis of prices provided by a pricing service when the Board of Directors believes that such prices reflect the fair market value of such securities. Money market instruments are valued at market value, except that instruments maturing in sixty days or less are valued using the amortized cost method of valuation described below with respect to the Mitchell Hutchins Money Market Portfolio. When market quotations for options and futures positions held by the Portfolios are readily available, those positions are valued based upon such quotations. Market quotations are not generally available for options traded in the OTC market. When market quotations for options and futures positions, or any other securities or assets of the Portfolios, are not available, they are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. When practicable, such determinations are based upon appraisals received from a pricing service using a computerized matrix system or appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities.

When a Portfolio writes a put or call option, the amount of the premium is included in the Portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium paid for an option purchased by a Portfolio is recorded as an asset and subsequently adjusted to market value.

All securities quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally are determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of Morgan Stanley Asian Growth Portfolio, Morgan Stanley Worldwide High Income Portfolio and Mitchell Hutchins Fixed Income Portfolio conducted on a spot (i.e., cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

For the Mitchell Hutchins Money Market Portfolio, net asset value is computed by dividing the value of the investments and other assets minus liabilities by the number of shares outstanding. Securities are valued using the amortized cost method of valuation, pursuant to Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, the Portfolio must adhere to certain conditions under that Rule relating to its investments, some of which are discussed in the Prospectus. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Portfolio might have to sell portfolio securities prior to maturity and at a price that might not be as desirable as the value at maturity. Cash, receivables and current payables are generally carried at their face value.

The Fund's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Mitchell Hutchins Money Market Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Mitchell Hutchins Money Market Portfolio will maintain a dollar weighted average portfolio maturity of 90 days or less and will not purchase any instrument with a remaining maturity greater than 13 months, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Sub-Adviser and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset per share value will be maintained. In the event amortized cost ceases to represent fair value, the Board will take appropriate action.



                                     TAXES

Shares of the Portfolios are currently offered only to Integrity and National Integrity separate accounts that fund variable annuity contracts. See the Prospectus for the certificates for a discussion of the special taxation of insurance companies with respect to such accounts and of the contract holders.

Each Portfolio is treated as a separate corporation for federal income tax purposes. In order to qualify (or to continue to qualify) for treatment as a regulated investment company (RIC) under the Code, each Portfolio must distribute to its shareholders each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) for such taxable year and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock or securities or those currencies (Income Requirement); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stock or securities, or any of the following, that were held for less than three months -- options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect to securities) (Short-Short Limitation); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer; and (5) the Portfolio must distribute during its taxable year at least 90% of its investment company taxable income plus 90% of its net tax-exempt interest income, if any.

The use of hedging and related income strategies, such as writing and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by each Portfolio eligible to use such strategies. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

If a Portfolio satisfies certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that Limitation. Each Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify or continue to qualify as a RIC.

Dividends and interest received by a Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on that Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolios' activities. See the Prospectus for the certificates for further tax information.

                       YIELD AND PERFORMANCE INFORMATION

Performance information is computed separately for each Portfolio in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN. Total Return with respect to the shares of a Portfolio is a measure of the change in value of an investment in a Portfolio over the period covered, which assumes that any dividends or capital gains distributions are reinvested in that Portfolio's shares immediately rather than paid to the investor in cash. The formula for Total Return with respect to a Portfolio's shares used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment the number of shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares on the last trading day of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Average Annual Total Return is measured by annualizing Total Return over the period.

YIELD OF MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO AND MITCHELL HUTCHINS FIXED INCOME PORTFOLIO. Yield of the shares of each Portfolio will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis, for a recent 30-day period and dividing that amount by the net asset value per share of the Portfolio on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Portfolio will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Portfolio.

YIELD OF MITCHELL HUTCHINS MONEY MARKET PORTFOLIO. The Mitchell Hutchins Money Market Portfolio's Yield quotation is based on a seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a base period return, which is then annualized. That is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Effective Yield of the Mitchell Hutchins Money Market Portfolio is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period
Return + 1)365/7] - 1.   The Portfolio's yield figures will be based on
historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS. Each Portfolio may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Mitchell Hutchins Money Market Portfolio may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Portfolio's performance will also disclose the performance of the respective separate account issuing the certificates.

Each Portfolio may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Portfolio may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of a Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of a Portfolio's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Portfolios may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500 Index) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollar, British pound, Canadian dollar, Japanese yen, Swiss franc, French franc, Deutsche mark and Dutch guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.


The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German Deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.


Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; 65% S&P Index and 35% Salomon Brothers High Grade Bond Index; 60% of the S&P 500, 30% of Lehman Brothers Government/Corporate Bond Index, and 10% of

90-Day Treasury Bill Yield; 60% of the S&P 500 and 40% of Lehman Brothers Intermediate Treasury Bond Index; and 50% JP Morgan Emerging Market Bond Index and 50% of Lehman Brothers Aggregate Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


JP Morgan Emerging Markets Bond Index is a market weighted index composed of all Brady bonds outstanding and includes Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents a historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.


90-Day Treasury Bill Yield

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the Sub-Advisers derived from such indices or averages.


                               OTHER INFORMATION

The Portfolios are organized as separate series of the Fund, a Maryland corporation which was incorporated on July 22, 1992 under the name "Integrity Series Fund, Inc."

The Fund's Articles of Incorporation authorize the Board of Directors to classify and reclassify any and all shares which are then unissued into any number of classes, each class consisting of such number of shares and having such designations, powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board, subject to the 1940 Act and other applicable law, and provided that the authorized shares of any class shall not be decreased below the number then outstanding and the authorized shares of all classes shall not exceed the amount set forth in the Articles of Incorporation, as in effect from time to time.

All of the outstanding shares of common stock of each Portfolio are owned by Integrity's Separate Account SF and by National Integrity's Separate Account SFN.

REGISTRATION STATEMENT. This Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the Commission under the 1933 Act with respect to the securities offered by the Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information and the Prospectus form a part, each such statement being qualified in all respects by such reference.

COUNSEL. The law firm of Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York 10022, counsel to the Fund, has passed upon the legality of the shares offered by the Fund's Prospectus.


AUDITORS. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, serves as independent auditors for the Fund.

                        FINANCIAL STATEMENTS OF THE FUND


Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, serves as independent auditors of the Fund. Ernst & Young LLP on an annual basis audits the financial statements prepared by Fund management and expresses an opinion on such financial statements based on their audits.

The financial statements for the fiscal year ended June 30, 1995 included in this SAI have been audited by Ernst & Young LLP independent auditors as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     Report of Ernst & Young LLP, independent auditors

     Financial Statements, Financial Highlights, and Schedules of Investments:

           Statements of Assets and Liabilities as of June 30, 1995

           Statements of Operations for the fiscal year ended June 30, 1995

           Statements of Changes in Net Assets for the fiscal periods ended
             June 30, 1995 and 1994

           Financial Highlights for fiscal periods since 1993

           Schedules of Investments as of June 30, 1995



                 Renaissance Balanced Portfolio......................   B-32

                 Zweig Asset Allocation Portfolio....................   B-39

                 Nicholas-Applegate Balanced Portfolio...............   B-52

                 Harris Bretall Sullivan & Smith Equity Growth
                   Portfolio.........................................   B-61

                 Dreman Value Portfolio..............................   B-69

                 Zweig Equity (Small Cap) Portfolio..................   B-77

                 Mitchell Hutchins Fixed Income Portfolio............  B-103

                 Mitchell Hutchins Money Market Portfolio............  B-110

                 Morgan Stanley Asian Growth Portfolio...............  B-117

                 Morgan Stanley Worldwide High Income Portfolio......  B-122

     Notes to Financial Statements...................................  B-127

                         Report of Independent Auditors



The Shareholders and Board of Directors
The Legends Fund, Inc.

We have audited the accompanying statements of assets and liabilities of The Legends Fund, Inc. (the "Fund") (comprised of the Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Zweig Equity (Small Cap), Mitchell Hutchins Fixed Income, Mitchell Hutchins Money Market, Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income portfolios), including the schedules of investments, as of June 30, 1995, the related statements of operations for the year then ended and statements of changes in net assets and financial highlights for the periods indicated therein and financial highlights for fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period ended June 30, 1993, were audited by other auditors whose report thereon dated August 30, 1993, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1995, by correspondence with the custodian. As to uncompleted securities transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights for the years ended June 30, 1995 and 1994, referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting The Legends Fund, Inc. at June 30, 1995, and the results of their operations, changes in their net assets, and financial highlights for the periods since June 30, 1993, in conformity with generally accepted accounting principles.


                                                          /s/ Ernst & Young LLP

Kansas City, Missouri
August 14, 1995

                         Renaissance Balanced Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $23,959,147)
  (NOTE 1)-See accompanying schedule                                                    $ 25,651,072
Cash                                                                                           5,235
Receivable for investment securities sold                                                  1,167,555
Dividends, interest and other receivables                                                    238,247
                                                                                        ------------
TOTAL ASSETS                                                                              27,062,109

LIABILITIES
Accounts payable and accrued expenses                                                         29,914
                                                                                        ------------
TOTAL LIABILITIES                                                                             29,914
                                                                                        ------------

NET ASSETS                                                                              $ 27,032,195
                                                                                        ============

Net Assets consist of:
  Paid-in capital                                                                       $ 24,724,767
  Undistributed net investment income                                                        914,654
  Undistributed net realized loss on investments                                            (299,151)
  Net unrealized appreciation on investment securities                                     1,691,925
                                                                                        ------------

NET ASSETS, for 2,327,611 shares outstanding                                            $ 27,032,195
                                                                                        ============

NET ASSET VALUE, offering and redemption price per share                                $      11.61
                                                                                        ============

SEE ACCOMPANYING NOTES.

                         Renaissance Balanced Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Dividends                                                                             $  201,586
  Interest                                                                                 963,029
                                                                                        ----------
    Total investment income                                                              1,164,615

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                  167,365
  Custody and accounting fees                                                               57,934
  Professional fees                                                                         14,202
  Directors' fees and expenses                                                               4,950
  Other expenses                                                                             4,556
                                                                                        ----------
    Total expenses                                                                         249,007
                                                                                        ----------
Net investment income                                                                      915,608

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net realized loss on investments                                                        (299,151)
  Change in unrealized appreciation on investment securities                             2,638,834
                                                                                        ----------
Net realized and unrealized gain on investments                                          2,339,683
                                                                                        ----------

Net increase in net assets resulting from operations                                    $3,255,291
                                                                                        ==========

SEE ACCOMPANYING NOTES.

                         Renaissance Balanced Portfolio

                      Statements of Changes in Net Assets

                                                                           YEAR ENDED JUNE 30,
                                                                        1995                 1994
                                                                   --------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                            $   915,608          $   478,067
  Net realized gain (loss) on investments                             (299,151)             150,527
  Net unrealized appreciation (depreciation)                         2,638,834           (1,119,019)
                                                                   --------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                     3,255,291             (490,425)

Distributions to shareholders from:
  Net investment income                                               (423,397)            (164,000)
  Net realized gain                                                    (82,603)                   -
                                                                   --------------------------------
    Total distributions to shareholders                               (506,000)            (164,000)

Capital share transactions:
  Proceeds from sales of shares                                      6,487,456           19,755,941
  Proceeds from reinvested distributions                               506,000              164,000
  Cost of shares redeemed                                           (7,756,946)          (2,017,794)
                                                                   --------------------------------
    Net increase (decrease) in net assets resulting from
      share transactions                                              (763,490)          17,902,147
                                                                   --------------------------------
Total increase in net assets                                         1,985,801           17,247,722

NET ASSETS
Beginning of year                                                   25,046,394            7,798,672
                                                                   --------------------------------
End of year (including undistributed net investment income of
  $914,654 and $353,424, respectively)                             $27,032,195          $25,046,394
                                                                   ================================

OTHER INFORMATION
Shares:
  Sold                                                                 603,427            1,835,792
  Issued through reinvestment of distributions                          47,019               14,925
  Redeemed                                                            (731,529)            (190,244)
                                                                   --------------------------------
    Net increase (decrease)                                            (81,083)           1,660,473
                                                                   ================================

SEE ACCOMPANYING NOTES.

                         Renaissance Balanced Portfolio

                              Financial Highlights

                                                                                         DECEMBER 14,
                                                                                             1992
                                                                                       (COMMENCEMENT OF
                                                 YEAR ENDED          YEAR ENDED           OPERATIONS)
                                                  JUNE 30,            JUNE 30,         THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             -----------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period           $     10.40        $      10.42         $      10.00
Income from investment operations:
  Net investment income                               0.42                0.20                 0.13
  Net realized and unrealized gain
    (loss) on investments                              .99               (0.11)                0.29
                                             -----------------------------------------------------------
  Total from investment operations                    1.41                0.09                 0.42
Less distributions:
  From net investment income                          (.17)              (0.11)                   -
  From net realized gain                              (.03)                  -                    -
                                             -----------------------------------------------------------
    Total distributions                               (.20)              (0.11)                   -
                                             -----------------------------------------------------------

Net asset value, end of period                 $     11.61        $      10.40         $      10.42
                                             ===========================================================

TOTAL RETURN(A)                                      13.71%               0.73%                7.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                    $27,032,195        $ 25,046,394         $  7,798,672
  Ratio of expenses to average net
    assets(C)                                         0.96%               1.06%                1.24%
  Ratio of net investment income to
    average net assets(C)                             3.53%               2.72%                2.36%
  Portfolio turnover rate                               71%                 85%                  29%

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 2.95% and 0.65%, respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993. (NOTE 2)

                         Renaissance Balanced Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      --------------------------------

COMMON STOCKS (43.5%)

APPAREL AND OTHER TEXTILE PRODUCTS (2.4%)
  Nike, Inc.                                                                 7,200         $  604,800

CHEMICAL AND ALLIED PRODUCTS (4.2%)
  Eastman Chemical Company                                                   9,000            535,500
  Praxair, Inc.                                                             22,000            550,000
                                                                                           ----------
                                                                                            1,085,500

DEPOSITORY INSTITUTIONS (2.1%)
  NBD Bancorp, Inc.                                                         16,500            528,000

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.3%)
  General Instrument Corporation*                                           18,200            698,425
  Maytag Corporation                                                        25,500            408,000
                                                                                           ----------
                                                                                            1,106,425

FOOD AND KINDRED PRODUCTS (4.3%)
  Archer Daniels Midland                                                    28,900            538,261
  Conagra, Inc.                                                             15,900            554,512
                                                                                           ----------
                                                                                            1,092,773

FURNITURE AND HOME FURNISHINGS STORES (2.7%)
  Circuit City Stores, Inc.                                                 21,600            683,100

HEALTH SERVICES (2.2%)
  Columbia/HCA Healthcare Corporation                                       13,100            566,575

INDUSTRIAL MACHINERY AND EQUIPMENT (2.3%)
  Dell Computer Corporation*                                                 9,600            577,800

INSTRUMENTS AND RELATED PRODUCTS (2.4%)
  Medtronic, Inc.                                                            8,000            617,000

INSURANCE CARRIERS (3.8%)
  Loews Corporation                                                          5,350            647,350
  US Healthcare, Inc.                                                       11,000            338,250
                                                                                           ----------
                                                                                              985,600

                         Renaissance Balanced Portfolio

                                                                            NUMBER
                                                                           OF SHARES
                                                                         OR PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

MOTION PICTURES (2.0%)
  Walt Disney Company                                                        9,600         $   534,000

NONDEPOSITORY INSTITUTION (2.2%)
  First USA, Inc.                                                           12,900             572,438

OIL AND GAS EXTRACTION (4.0%)
  Exxon Corporation                                                          7,700             543,813
  Halliburton Company                                                       13,700             489,775
                                                                                           -----------
                                                                                             1,033,588
RAILROAD TRANSPORTATION (2.1%)
  Illinois Central Corporation                                              15,500             534,750

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (2.5%)
  Illinois Tool Works, Inc.                                                 11,500             632,500
                                                                                           -----------

TOTAL COMMON STOCKS (Cost $9,701,192)                                                       11,154,849

LONG-TERM DEBT SECURITIES (49.8%)

U.S. GOVERNMENT OBLIGATIONS (36.6%)
  U.S. Treasury Notes, 7.875%, due 11/15/2004                           $  745,000             829,744
  U.S. Treasury Notes, 7.25%, due 8/15/2004                              2,475,000           2,644,760
  U.S. Treasury Notes, 7.25%, due 5/15/2004                              1,835,000           1,959,156
  U.S. Treasury Notes, 5.875%, due 2/15/2004                             1,035,000           1,009,611
  U.S. Treasury Notes, 5.75%, due 8/15/2003                                735,000             712,605
  U.S. Treasury Notes, 6.25%, due 2/15/2003                              2,227,042           2,236,086
                                                                                           -----------
                                                                                             9,391,962

U.S. GOVERNMENT AGENCY-COLLATERALIZED MORTGAGE OBLIGATIONS
  (13.2%)
    Fed. Home Loan Mort. Corp., Var. Rate 4.75% (effective
      6/30/95), due 10/4/96                                              3,400,000           3,378,886
                                                                                           -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost $12,532,580)                                          12,770,848

                         Renaissance Balanced Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ---------------------------------

SHORT-TERM SECURITIES (6.7%)

TIME DEPOSITS (6.7%)
  State Street Bank, 4.90%, due 7/3/95                                 $   1,725,375     $  1,725,375
                                                                                         ------------

TOTAL SHORT-TERM SECURITIES (Cost $1,725,375)
                                                                                            1,725,375
                                                                                         ------------

TOTAL INVESTMENTS (100.0%) (Cost $23,959,147)                                            $ 25,651,072
                                                                                         ============

* Non-income producing

OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the year ended June 30, 1995, aggregated $17,145,871 and $19,088,119, respectively. Net unrealized appreciation for tax purposes aggregated $1,691,925, of which $1,915,475 related to appreciated investment securities and $223,550 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $32,587,902)
  (NOTE 1)-See accompanying schedule                                                   $  36,764,428
Dividends, interest and other receivables                                                     32,148
                                                                                       -------------
TOTAL ASSETS                                                                              36,796,576

LIABILITIES
Cash overdraft                                                                                16,812
Accounts payable and accrued expenses                                                         43,603
                                                                                       -------------
TOTAL LIABILITIES                                                                             60,415
                                                                                       -------------

NET ASSETS                                                                             $  36,736,161
                                                                                       =============

Net Assets consist of:
  Paid-in capital                                                                      $  31,852,476
  Undistributed net investment income                                                        946,985
  Undistributed net realized loss on investments                                            (244,106)
  Net unrealized appreciation on investment securities and futures
    contracts                                                                              4,180,806
                                                                                       -------------

NET ASSETS, for 2,820,443 shares outstanding                                           $  36,736,161
                                                                                       =============

NET ASSET VALUE, offering and redemption price per share                               $       13.02
                                                                                       =============

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Dividends                                                                             $  340,252
  Interest                                                                               1,021,521
                                                                                        ----------
    Total investment income                                                              1,361,773

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                  312,227
  Custody and accounting fees                                                               78,057
  Professional fees                                                                         14,202
  Directors' fees and expenses                                                               4,950
  Other expenses                                                                             5,186
                                                                                        ----------
    Total expenses                                                                         414,622
                                                                                        ----------
Net investment income                                                                      947,151

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net realized gain (loss) on:
    Investment securities                                                                  241,845
    Futures and options contracts                                                         (322,322)
                                                                                        ----------
      Net realized loss                                                                    (80,477)

  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                3,988,636
    Futures contracts                                                                      (44,095)
                                                                                        ----------
      Change in unrealized appreciation (depreciation)                                   3,944,541
                                                                                        ----------
Net realized and unrealized gain on investments                                          3,864,064
                                                                                        ----------

Net increase in net assets resulting from operations                                    $4,811,215
                                                                                        ==========

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                      Statements of Changes in Net Assets

                                                                           YEAR ENDED JUNE 30,
                                                                        1995                 1994
                                                                      -----------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                               $   947,151       $   298,043
  Net realized loss on investments                                        (80,477)         (161,851)
  Net unrealized appreciation                                           3,944,541            85,735
                                                                      -----------------------------
    Net increase in net assets resulting from operations
                                                                        4,811,215           221,927

Distributions to shareholders from:
  Net investment income                                                  (248,100)          (64,000)

Capital share transactions:
  Proceeds from sales of shares                                         7,443,090        29,026,779
  Proceeds from reinvested dividends                                      248,100            64,000
  Cost of shares redeemed                                              (7,081,317)       (1,541,077)
                                                                      -----------------------------
    Net increase in net assets resulting from share
      transactions                                                        609,873        27,549,702
                                                                      -----------------------------

Total increase in net assets                                            5,172,988        27,707,629

NET ASSETS
Beginning of year                                                      31,563,173         3,855,544
                                                                      -----------------------------

End of year (including undistributed net investment income of
  $946,985 and $247,934, respectively)                                $36,736,161       $31,563,173
                                                                      =============================

OTHER INFORMATION
Shares:
  Sold                                                                    640,047         2,528,990
  Issued through reinvestment of dividends                                 21,399             5,620
  Redeemed                                                               (598,871)         (133,338)
                                                                      -----------------------------
    Net increase                                                           62,575         2,401,272
                                                                      =============================

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                              Financial Highlights


                                                                                         DECEMBER 14,
                                                                                             1992
                                                                                       (COMMENCEMENT OF
                                                 YEAR ENDED          YEAR ENDED           OPERATIONS)
                                                  JUNE 30,            JUNE 30,         THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             ------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period           $     11.44        $      10.81         $      10.00
Income from investment operations:
  Net investment income                               0.33                0.10                 0.08
  Net realized and unrealized gain on
    investments                                       1.33                0.58                 0.73
                                             ------------------------------------------------------------
  Total from investment operations                    1.66                0.68                 0.81
Less distributions:
  From net investment income                         (0.08)              (0.05)                   -
                                             ------------------------------------------------------------

Net asset value, end of period                 $     13.02        $      11.44         $      10.81
                                             ============================================================

TOTAL RETURN(A)                                      14.57%               6.27%               14.86%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                    $36,736,161        $ 31,563,173         $  3,855,544
  Ratio of expenses to average net
    assets(C)                                         1.20%               1.39%                1.51%
  Ratio of net investment income to
    average net assets(C)                             2.73%               1.67%                1.40%
  Portfolio turnover rate                               45%                101%                  12%

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 4.87% and (1.17%), respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993. (NOTE 2)

                        Zweig Asset Allocation Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (68.2%)

AMUSEMENT AND RECREATION SERVICES (0.7%)
  Grand Casinos, Inc.*                                                       3,800         $  134,425
  Players International*                                                     5,750            115,719
                                                                                           ----------
                                                                                              250,144

AUTO REPAIR, SERVICES, AND PARKING (0.3%)
  Ryder System, Inc.                                                         4,700            112,213

BUSINESS SERVICES (0.7%)
  Filenet Corporation*                                                       2,100             84,788
  Pitson Services Group                                                      2,800             67,200
  Sun Microsystems, Inc.*                                                    1,900             92,269
                                                                                           ----------
                                                                                              244,257

CHEMICALS AND ALLIED PRODUCTS (3.4%)
  Cabot Corporation                                                          3,300            174,075
  Cytec Industries, Inc.*                                                    2,200             89,925
  First Mississippi Corporation                                              2,800             95,550
  Geon Company                                                               4,800            138,000
  Georgia Gulf Corporation                                                     900             29,363
  IMC Global Inc.                                                            2,800            151,550
  Methanex Corporation*                                                      1,800             15,075
  Monsanto Company                                                             900             81,113
  Norsk Hydro                                                                4,400            183,700
  Olin Corporation                                                           2,000            103,000
  Sterling Chemicals, Inc.                                                   2,600             30,225
  Union Carbide Corporation                                                  5,000            166,875
                                                                                           ----------
                                                                                            1,258,451

COMMUNICATIONS (0.03%)
  Telefonica de Espana                                                         300             11,625

DEPOSITORY INSTITUTIONS (10.9%)
  Bank of Boston Corporation                                                 8,000            299,500
  Bank of New York Company, Inc.                                             9,000            363,350
  Bankamerica Corporation                                                    2,100            110,513
  Baybanks, Inc.                                                             2,500            198,438

                        Zweig Asset Allocation Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      --------------------------------

COMMON STOCKS (CONTINUED)

DEPOSITORY INSTITUTIONS (10.9%) (CONTINUED)
  Boatmen's Bancshares, Inc.                                                 2,400        $   84,450
  Chase Manhattan Corporation                                                2,300           108,100
  Chemical Banking Corporation                                               5,104           241,164
  Comerica, Inc.                                                             4,500           144,563
  Crestar Financial Corporation                                              1,800            88,200
  Dime Bancorp, Inc.*                                                        1,500            15,000
  First American Corp-Tennessee*                                             3,300           118,594
  First Bank System, Inc.                                                    4,300           176,300
  First Chicago Corporation                                                  2,600           155,675
  First Fidelity Bancorp                                                       100             5,900
  First Interstate Bancorp                                                   3,000           240,750
  First of America Bankcorp                                                  1,900            70,538
  First Tennessee National Corporation                                         700            32,419
  First Union Corporation                                                    4,600           208,150
  Fleet Financial Group, Inc.                                                5,300           196,763
  Hibernia Corporation                                                      14,200           126,025
  Michigan National Corporation                                                920            97,750
  Midatlantic Corporation, Inc.                                              5,500           219,313
  Nationsbank Corporation                                                    1,000            53,625
  NBD Bancorp, Inc.                                                          3,400           108,800
  Republic New York Corporation                                              2,600           145,600
  Southtrust Corporation                                                     2,000            46,500
  Standard Federal Bancorp                                                   5,400           181,575
  UJB Financial Corporation                                                  1,700            51,638
  Wells Fargo & Company                                                        500            90,125
  West One Bankcorp                                                            400            13,300
                                                                                          ----------
                                                                                           3,992,618

ELECTRIC, GAS AND SANITARY SERVICE (5.8%)
  American Electric Power                                                    2,700            94,838
  Baltimore Gas & Electric                                                   3,000            75,000
  Centerior Energy Corporation                                              11,100           106,838
  Coastal Corporation                                                        5,400           164,025
  Columbia Gas System*                                                       7,500           238,125
  Illinova Corporation                                                       5,700           144,638
  New England Electric System                                                1,900            65,550

                        Zweig Asset Allocation Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

ELECTRIC, GAS AND SANITARY SERVICE (5.8%) (CONTINUED)
  Niagra Mohawk Power Corporation                                            9,900          $  146,025
  Northeast Utilities                                                        3,000              67,500
  Pacific Enterprises                                                        5,300             129,850
  Pacific Gas & Electric                                                     4,900             142,100
  Pinnacle West Corporation                                                 13,000             318,500
  Portland General Corporation                                               3,100              68,588
  Scecorp                                                                    7,900             135,288
  Unicom Corporation                                                         5,000             133,125
  Western Resource                                                           3,000              92,625
                                                                                            ----------
                                                                                             2,122,615
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.6%)
  Advanced Micro Devices*                                                    6,100             221,888
  Cypress Semiconductor Corporation*                                         2,500             101,250
  Electro Scientific Industries, Inc.*                                       4,100             136,838
  Integrated Device Tech, Inc.*                                              2,200             101,613
  LSI Logic Corporation*                                                     8,600             336,475
  Maytag Corporation                                                         5,700              91,200
  Micron Technology, Inc.                                                   11,900             653,013
  National Semiconductor Corporation*                                       10,600             294,150
  OPTI, Inc.*                                                                8,100             185,288
  Philips Electronics                                                       11,200             478,800
  Standard Microsystems Corporation*                                         5,700              87,281
  Texas Instruments, Inc.                                                    2,400             321,300
  Vishay Intertechnology*                                                      926              33,452
  Zitel Corporation*                                                        11,400             127,538
                                                                                            ----------
                                                                                             3,170,086
FABRICATED METAL (1.0%)
  Ball Corporation                                                           3,000             104,625
  Parker-Hannifin Corporation                                                2,850             103,313
  Phelps Dodge                                                               2,400             141,600
                                                                                            ----------
                                                                                               349,538
FOOD AND KINDRED PRODUCTS (1.6%)
  Archer Daniels Midland                                                     6,850             127,581
  IBP, Inc.                                                                  9,000             391,500
  Smithfield Foods, Inc.*                                                    3,700              78,856
                                                                                            ----------
                                                                                               597,937

FOOD STORES (0.3%)
  Kroger Company*                                                              800              21,500
  Safeway, Inc.*                                                             2,200              82,225
                                                                                            ----------
                                                                                               103,725

                        Zweig Asset Allocation Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

HEALTH SERVICES (1.0%)
  Maxicare Health Plans, Inc.*                                               7,600         $  116,850
  Ornda Healthcorp.*                                                         7,600            130,625
  Sun Healthcare Group, Inc.*                                                6,800            107,100
                                                                                           ----------
                                                                                              354,575

HOLDING COMPANIES AND OTHER INVESTMENT OFFICES (1.3%)
  Citicorp                                                                   8,500            491,938

INDUSTRIAL MACHINERY AND EQUIPMENT (7.7%)
  AGCO Corporation                                                           4,350            163,125
  Amdahl Corporation                                                         9,300            103,463
  Apple Computer                                                               700             32,550
  BJ Services Company-WTS                                                      340              1,445
  Black & Decker Corporation                                                 3,800            117,325
  Briggs & Stratton                                                          3,300            113,850
  Compaq Computer Corporation*                                               3,700            167,888
  Cummins Engine Company, Inc.                                               5,300            231,213
  Deere & Company                                                            1,000             85,625
  Dell Computer Corporation*                                                 2,200            132,413
  Digital Equipment*                                                         2,500            101,875
  Dynatech Corporation*                                                      5,900            112,100
  Exabyte Corporation*                                                         900             12,431
  Harris Corporation                                                         3,900            201,338
  International Business Machines Corporation                                3,000            288,000
  Kulicke and Soffa Industries*                                                500             33,188
  Novellus Systems, Inc.*                                                      600             40,650
  Printronix, Inc.*                                                          3,400             94,350
  Proxima Corporation*                                                       4,200            100,800
  Quantum Corporation*                                                       4,200             96,600
  Seagate Technology, Inc.*                                                  5,300            208,025
  Sequent Computer, Inc.*                                                    1,700             30,281
  Smith International, Inc.*                                                 3,600             60,300
  Tandem Computers, Inc.*                                                    9,200            148,350
  Tecumseh Products Company                                                    800             35,000
  Western Digital Corporation*                                               7,200            125,100
                                                                                           ----------
                                                                                            2,837,285

                        Zweig Asset Allocation Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

INSTRUMENTS AND RELATED PRODUCTS (2.4%)
  General Motors                                                             6,200         $  244,900
  Johnson Controls, Inc.                                                       700             39,550
  Loral Corporation                                                          3,300            170,775
  Sci Systems, Inc.*                                                         5,400            134,663
  Tektronix, Inc.                                                            3,900            192,075
  Teradyne, Inc.*                                                            1,600            104,600
                                                                                           ----------
                                                                                              886,563
INSURANCE CARRIERS (3.4%)
  Aetna Life & Casualty Company                                              2,000            125,750
  Allstate Corporation                                                       4,400            130,350
  AMBAC, Inc.                                                                2,500            100,313
  Cigna Corporation                                                          1,800            139,725
  Exel Limited                                                               1,600             83,200
  Loews Corporation                                                          1,100            133,100
  Old Republic International Corporation                                       400             10,450
  Partnerre Holdings                                                         5,700            148,556
  Reliastar Financial Corporation                                              700             26,775
  St. Paul Companies                                                         2,700            132,975
  United Companies Financial Corporation                                       990             44,426
  USLife Corporation                                                         1,900             76,475
  USF&G Corporation                                                          6,500            105,625
                                                                                           ----------
                                                                                            1,257,720
LUMBER AND WOOD PRODUCTS (0.5%)
  Georgia -Pacific Corporation                                                 400             34,700
  Willamette Industries                                                      2,600            143,650
                                                                                           ----------
                                                                                              178,350
METAL MINING (0.7%)
  Asaro, Inc.                                                                2,600             79,300
  Cyprus Amax Minerals Company                                               2,400             68,400
  Magma Copper Company*                                                      7,400            120,250
                                                                                           ----------
                                                                                              267,950
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.7%)
  Cobra Golf, Inc.*                                                          4,200            132,825
  First Team Sports*                                                         4,700            108,981
                                                                                           ----------
                                                                                              241,806

                        Zweig Asset Allocation Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (CONTINUED)

MISCELLANEOUS RETAIL (1.1%)
  Federated Department Stores*                                               4,600          $  118,450
  Good Guys, Inc.*                                                           5,400              59,738
  Sears Roebuck and Company                                                  2,400             143,700
  Waban, Inc.*                                                               5,700              84,788
                                                                                            ----------
                                                                                               406,676

NONDEPOSITORY INSTITUTIONS (2.5%)
  American Express Company                                                   1,100              38,638
  Astoria Financial Corporation*                                             3,800             136,325
  Bay Ridge Bancorp, Inc.*                                                   7,200             149,850
  Finova Group                                                                 300              10,500
  Green Tree Financial Corporation                                           1,000              44,375
  Greenpoint Financial Corporation                                           4,000              94,500
  Household International, Inc.                                              4,200             207,900
  Sunamerica, Inc.                                                           1,000              51,000
  Transamerica Corporation                                                   2,000             116,500
  Travelers, Inc.                                                            1,600              70,000
                                                                                            ----------
                                                                                               919,588

NONDURABLE GOODS WHOLESALE (0.4%)
  Terra Industries, Inc.                                                    11,500             139,438

NONMETALLIC MINERALS (0.4%)
  Potash Corporation Sask, Inc.                                              2,500             139,688

OIL AND GAS EXTRACTION (0.1%)
  Chesapeake Energy Corporation*                                               600              15,450
  Petroleum Geo-Services*                                                    1,300              37,375
                                                                                            ----------
                                                                                                52,825
PAPER AND ALLIED PRODUCTS (3.2%)
  Boise Cascade Corporation                                                  3,300             133,650
  Bowater, Inc.                                                              3,100             139,113
  Champion International Corporation                                         2,300             119,888
  Chesapeake Corporation                                                     3,300             102,713
  Federal Paper Board Company                                                3,500             123,813
  International Paper Company                                                1,700             145,775
  James River Corporation of Virginia                                        3,700             102,213

                        Zweig Asset Allocation Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (CONTINUED)

PAPER AND ALLIED PRODUCTS (3.2%) (CONTINUED)
  Mead Corporation                                                           3,500          $  207,813
  Premark International, Inc.                                                2,000             103,750
                                                                                            ----------
                                                                                             1,178,728

PETROLEUM AND COAL PRODUCTS (0.3%)
  British Petroleum                                                          1,100              94,188

PRIMARY METAL INDUSTRIES (1.4%)
  Alcan Aluminum Ltd.                                                        3,500             105,875
  Alumax, Inc.*                                                              4,800             149,400
  Aluminum Company of America                                                  800              40,100
  LTV Corporation*                                                           4,900              71,663
  USX-U.S. Steel Company                                                     2,500              85,938
  WHX Corporation*                                                           6,200              72,850
                                                                                            ----------
                                                                                               525,826

PRINTING AND PUBLISHING (0.2%)
  Reynolds & Reynolds                                                        2,600              76,700

RAILROAD TRANSPORTATION (0.7%)
  Burlington Northern, Inc.                                                    700              44,363
  Conrail, Inc.                                                              2,500             139,063
  Santa Fe Pacific Corporation                                               2,786              71,043
                                                                                            ----------
                                                                                               254,469

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.3%)
  Goodyear Tire & Rubber Company                                             2,802             115,583

STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.8%)
  Lafarge Corporation                                                        2,900              54,375
  National Gypsum*                                                           2,300             120,463
  USG Corporation*                                                           5,500             130,625
                                                                                            ----------
                                                                                               305,463

                        Zweig Asset Allocation Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      --------------------------------

COMMON STOCKS (CONTINUED)

TEXTILE MILL PRODUCTS (0.1%)
  Fieldcrest Cannon*                                                         1,800       $    38,925

TRANSPORTATION BY AIR (1.6%)
  AMR Corporation*                                                           1,600           119,400
  British Airways                                                              600            40,350
  Delta Air Lines, Inc.                                                      2,100           154,875
  Federal Express Corporation*                                               4,300           261,225
                                                                                         -----------
                                                                                             575,850

TRANSPORTATION EQUIPMENT (4.1%)
  Chrysler Corporation                                                       2,500           119,688
  Dana Corporation                                                           1,400            40,075
  Ford Motor Company                                                         9,000           267,750
  Magna International, Inc.                                                  1,300            57,363
  McDonnell Douglas Corporation                                              5,300           406,775
  Navistar International*                                                    7,900           119,488
  Northrop Grumman Corporation                                               2,600           135,525
  Paccar, Inc.                                                               2,900           135,575
  Teledyne, Inc.                                                             5,000           122,500
  Textron, Inc.                                                              1,500            87,188
                                                                                         -----------
                                                                                           1,491,927

TOTAL COMMON STOCKS (Cost $20,869,300)                                                    25,045,270

PREFERRED STOCKS (0.002%)

TRANSPORTATION EQUIPMENT (0.002%)
  Teledyne, Inc.                                                                38               556
                                                                                         -----------

TOTAL PREFERRED STOCKS (Cost $0)                                                                 556

                        Zweig Asset Allocation Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

SHORT-TERM SECURITIES (31.8%)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (29.6%)
  Federal National Mortgage Assoc., 5.88%, due 7/3/95                   $  2,800,000     $  2,799,085
  Federal National Mortgage Assoc., 5.87%, due 7/10/95                     2,500,000        2,496,344
  Federal National Mortgage Assoc., 5.87%, due 7/14/95                     2,000,000        1,995,761
  Federal National Mortgage Assoc., 5.84%, due 7/19/95                     2,000,000        1,994,160
  Federal National Mortgage Assoc. 5.85%, due 7/28/95                      1,000,000          995,612
  Federal National Mortgage Assoc., 5.86%, due 7/31/95                       600,000          597,070
                                                                                         ------------
                                                                                           10,878,032

U.S. GOVERNMENT OBLIGATIONS (1.3%)
  U.S. Treasury Bills, 5.37%, due 9/21/95                                    500,000          493,884

TIME DEPOSITS (0.9%)
  State Street Bank, 4.90%, due 7/3/95                                       346,686          346,686
                                                                                         ------------

TOTAL SHORT-TERM SECURITIES (Cost $11,718,602)                                             11,718,602
                                                                                         ------------

TOTAL INVESTMENTS (100.0%) (Cost $32,587,902)                                            $ 36,764,428
                                                                                         ============

FUTURES CONTRACTS

                                                                           CONTRACT
                                       COLLATERAL        EXPIRATION         AMOUNT          UNREALIZED
                                       (PAR VALUE)          DATE           AT VALUE            GAIN
                                   ----------------------------------------------------------------------

3 S&P 500 Futures                   U.S. Treasury
  Contracts-Long                    Bill: $500,000,
                                    due 9/21/95            9/15/95        $  820,725           $  4,280
                                                                          =============================

* Non-income producing

                        Zweig Asset Allocation Portfolio

OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the year ended June 30, 1995, aggregated $15,133,567 and $7,265,527, respectively. Net unrealized appreciation for tax purposes aggregated $4,176,526, of which $4,495,866 related to appreciated investment securities and $319,340 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                     Nicholas-Applegate Balanced Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $39,943,879)
  (NOTE 1)-See accompanying schedule                                                   $  45,943,315
Receivable for investment securities sold                                                    613,413
Dividends, interest and other receivables                                                    246,412
                                                                                       -------------
TOTAL ASSETS                                                                              46,803,140

LIABILITIES
Payable for investment securities purchased                                                  963,210
Cash overdraft                                                                                16,762
Accounts payable and accrued expenses                                                         42,557
                                                                                       -------------
TOTAL LIABILITIES                                                                          1,022,529
                                                                                       -------------

NET ASSETS                                                                             $  45,780,611
                                                                                       =============

Net Assets consist of:
  Paid-in capital                                                                      $  40,464,534
  Undistributed net investment income                                                        935,896
  Undistributed net realized loss on investments                                          (1,619,255)
  Net unrealized appreciation on investment securities                                     5,999,436
                                                                                       -------------

NET ASSETS, for 3,475,691 shares outstanding                                           $  45,780,611
                                                                                       =============

NET ASSET VALUE, offering and redemption price per share                               $       13.17
                                                                                       =============

SEE ACCOMPANYING NOTES.

                     Nicholas-Applegate Balanced Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Dividends                                                                             $  337,189
  Interest                                                                                 998,730
                                                                                        ----------
    Total investment income                                                              1,335,919

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                  276,766
  Custody and accounting fees                                                               95,804
  Professional fees                                                                         14,202
  Directors' fees and expenses                                                               4,950
  Other expenses                                                                             7,631
                                                                                        ----------
    Total expenses                                                                         399,353
                                                                                        ----------
Net investment income                                                                      936,566

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net realized loss on investments                                                        (283,310)
  Change in unrealized appreciation on investment securities                             6,479,460
                                                                                        ----------
Net realized and unrealized gain on investments                                          6,196,150
                                                                                        ----------

Net increase in net assets resulting from operations                                    $7,132,716
                                                                                        ==========

SEE ACCOMPANYING NOTES.

                     Nicholas-Applegate Balanced Portfolio

                      Statements of Changes in Net Assets

                                                                           YEAR ENDED JUNE 30,
                                                                        1995                 1994
                                                                      -----------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                $   936,566     $   428,990
  Net realized loss on investments                                        (283,310)     (1,298,166)
  Net unrealized appreciation (depreciation)                             6,479,460        (848,815)
                                                                      ----------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                         7,132,716      (1,717,991)

Distributions to shareholders from:
  Net investment income                                                   (386,000)        (67,000)

Capital share transactions:
  Proceeds from sales of shares                                          7,522,637      38,482,355
  Proceeds from reinvested dividends                                       386,000          67,000
  Cost of shares redeemed                                               (8,232,738)     (2,973,632)
                                                                      ----------------------------
    Net increase (decrease) in net assets resulting from
      share transactions                                                  (324,101)     35,575,723
                                                                      ----------------------------

Total increase in net assets                                             6,422,615      33,790,732

NET ASSETS
Beginning of year                                                       39,357,996       5,567,264
                                                                      ----------------------------

End of year (including undistributed net investment income of
  $935,896 and $385,330, respectively)                                 $45,780,611     $39,357,996
                                                                      ============================

OTHER INFORMATION
Shares:
  Sold                                                                     641,113       3,254,137
  Issued through reinvestment of dividends                                  32,590           5,700
  Redeemed                                                                (689,568)       (252,432)
                                                                      ----------------------------
    Net increase (decrease)                                                (15,865)      3,007,405
                                                                      ============================

SEE ACCOMPANYING NOTES.

                     Nicholas-Applegate Balanced Portfolio

                              Financial Highlights


                                                                                          DECEMBER 3,
                                                                                             1992
                                                                                       (COMMENCEMENT OF
                                                 YEAR ENDED          YEAR ENDED           OPERATIONS)
                                                  JUNE 30,            JUNE 30,         THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             --------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period           $     11.27        $      11.50         $      10.00
Income from investment operations:
  Net investment income                               0.27                0.09                 0.11
  Net realized and unrealized gain (loss)
    on investments                                    1.74               (0.29)                1.39
                                             --------------------------------------------------------------
  Total from investment operations                    2.01               (0.20)                1.50
Less distributions:
  From net investment income                         (0.11)              (0.03)                   -
                                             --------------------------------------------------------------

Net asset value, end of period                 $     13.17        $      11.27         $      11.50
                                             ==============================================================

TOTAL RETURN(A)                                      17.92%              (1.70%)              26.07%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, end of period                    $45,780,611        $ 39,357,996         $  5,567,264
  Ratio of expenses to average net
    assets(C)                                         0.94%               1.03%                1.25%
  Ratio of net investment income to
    average net assets (C)                            2.20%               1.69%                1.70%
  Portfolio turnover rate                              108%                 56%                  21%

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 3.87% and (0.72%), respectively, for the period December 3, 1992 (commencement of operations) through June 30, 1993. (NOTE 2)

                     Nicholas-Applegate Balanced Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (62.5%)

APPAREL AND ACCESSORY STORES (0.5%)
  Nike, Inc.                                                                 2,900          $  243,600

BUSINESS SERVICES (8.2%)
  3Com Corporation*                                                         13,800             924,600
  Adaptec Inc.*                                                              7,200             265,500
  BMC Software, Inc.*                                                        4,700             361,900
  Broderbund Software, Inc.*                                                 4,200             267,225
  Computer Associates International, Inc.                                   12,240             829,260
  Gartner Group, Inc.*                                                      10,800             311,850
  Healthcare Compare Corporation*                                            6,900             207,000
  Manpower, Inc.                                                            16,900             430,950
  Medaphis Corporation*                                                      7,400             159,100
                                                                                            ----------
                                                                                             3,757,385

CHEMICALS AND ALLIED PRODUCTS (6.1%)
  Amgen, Inc.*                                                               3,300             265,238
  Eastman Chemical Company                                                   7,200             428,400
  FMC Corporation*                                                           3,700             248,825
  Geon Company                                                              12,000             345,000
  Lyondell Petrochemical                                                    12,800             328,000
  Mylan Laboratories                                                         7,500             230,625
  Olin Corporation                                                           6,600             339,900
  Sterling Chemicals, Inc.                                                  15,800             183,675
  Union Carbide Corporation                                                 13,400             447,225
                                                                                            ----------
                                                                                             2,816,888

COMMUNICATIONS (1.0%)
  Infinity Broadcasting*                                                     7,400             246,975
  King World Productions, Inc.*                                              5,600             226,800
                                                                                            ----------
                                                                                               473,775

DEPOSITORY INSTITUTIONS (0.7%)
  Union Bank San Francisco                                                   7,500             314,063

ELECTRIC, GAS AND SANITARY SERVICE (1.2%)
  Boston Scientific Corporation*                                            17,100             545,063
  Citizens Utility Company*                                                    268               3,188
                                                                                            ----------
                                                                                               548,251

                     Nicholas-Applegate Balanced Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

ELECTRONICS, AND OTHER ELECTRICAL EQUIPMENT (7.9%)
  Intel Corporation                                                          4,800         $  303,900
  KLA Instruments Corporation*                                              10,500            812,438
  Matsushita Electric Industrial                                             1,300            201,500
  Micron Technology, Inc.                                                   12,600            691,425
  Tencor Instrument                                                          5,700            239,400
  Texas Instruments, Inc.                                                    4,600            615,825
  Varian Associates, Inc.                                                    9,800            541,450
  Xilinx                                                                     2,500            241,875
                                                                                           ----------
                                                                                            3,647,813

FOOD AND KINDRED PRODUCTS (1.5%)
  Archer Daniels Midland                                                    10,300            191,838
  Coca Cola Enterprises, Inc.                                               11,200            245,000
  IBP, Inc.                                                                  6,000            261,000
                                                                                           ----------
                                                                                              697,838

FOOD STORES (1.2%)
  Safeway, Inc.*                                                            15,300            571,838

GENERAL MERCHANDISE STORES (0.5%)
  Sears Roebuck and Company                                                  4,100            245,488

INDUSTRIAL MACHINERY AND EQUIPMENT (4.7%)
  Altera Corporation*                                                        6,600            286,275
  Amdahl Corporation                                                         8,400             93,450
  Bay Networks, Inc.*                                                        5,900            243,375
  Cummins Engine Company, Inc.                                               4,600            200,675
  Dell Computer Corporation*                                                 5,200            312,975
  Digital Equipment*                                                         5,300            215,975
  International Business Machines Corporation                                2,800            268,800
  Sun Microsystems, Inc.*                                                    6,200            301,088
  US Robotics Corporations                                                   2,500            241,875
                                                                                           ----------
                                                                                            2,164,488

                     Nicholas-Applegate Balanced Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

INSTRUMENTS AND RELATED PRODUCTS (1.3%)
  Teradyne, Inc.*                                                            4,900         $  320,338
  Vishay Intertechnology*                                                    7,600            274,550
                                                                                           ----------
                                                                                              594,888

INSURANCE CARRIERS (5.2%)
  Ace Limited                                                                8,900            258,100
  American National Insurance                                                7,260            440,138
  Cigna Corporation                                                          3,000            232,875
  Exel Limited                                                               4,900            254,800
  Loews Corporation                                                          2,000            242,000
  Old Republic International Corporation                                     9,000            235,125
  Oxford Health Plans*                                                       5,000            235,000
  Pacificare Health Systems, Inc.*                                           5,300            266,988
  St. Paul Companies                                                         4,700            231,475
                                                                                           ----------
                                                                                            2,396,501

LUMBER AND WOOD PRODUCTS (0.6%)
  Weyenhaeuser Company                                                       5,600            263,900

METAL MINING (0.9%)
  Asarco, Inc.                                                              14,300            436,150


NONDURABLE GOODS, WHOLESALE (0.9%)
  Bergen Brunswig Corporation                                                9,000            205,875
  Fleming Companies, Inc.                                                    8,700            230,550
                                                                                           ----------
                                                                                              436,425
NONMETALLIC MINERALS (1.5%)
  Potash Corporation Sask, Inc.                                             12,000            670,500

OIL AND GAS EXTRACTION (4.0%)
  Atlantic Richfield Company                                                 2,000            219,500
  Exxon Corporation                                                          3,400            240,125
  Louisiana Land & Exploration                                               5,800            231,275
  Mobil Corporation                                                          2,600            249,600
  Occidental Petroleum Corporation                                           9,700            221,888
  Oryx Energy Company                                                       16,600            228,250
  Sonat Offshore Drilling, Inc.                                              8,100            232,875
  Union Texas Petro Holdings, Inc.                                          10,200            215,475
                                                                                           ----------
                                                                                            1,838,988

                     Nicholas-Applegate Balanced Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

PAPER AND ALLIED PRODUCTS (6.3%)
  Boise Cascade Corporation                                                 13,000        $   526,500
  Bowater, Inc.                                                              8,000            359,000
  Champion International Corporation                                         6,100            317,963
  Chesapeake Corporation                                                     6,000            186,750
  Jefferson Smurfit Corporation*                                            12,400            162,750
  Potlatch Corporation                                                       5,500            229,625
  Scott Paper Company                                                       12,000            594,000
  Union Camp Corporation                                                     4,500            260,438
  Westvaco Corporation                                                       6,000            265,500
                                                                                          -----------
                                                                                            2,902,526

PETROLEUM AND COAL INDUSTRIES (0.5%)
  USX-Marathon Group                                                        12,200            240,950

PRIMARY METAL INDUSTRIES (4.1%)
  Alcan Aluminum Limited                                                     8,000            242,000
  Alumax, Inc.*                                                             12,300            382,828
  Aluminum Company of America                                                5,000            250,625
  Crane Company                                                              7,800            282,750
  Phelps Dodge                                                               6,200            365,800
  Reynolds Metals Company                                                    7,100            367,425
                                                                                          -----------
                                                                                            1,891,428

SECURITY AND COMMODITY BROKERS (1.1%)
  Bear Stearns Companies, Inc.                                              11,500            245,813
  Lehman Brothers Holdings                                                  11,000            239,250
                                                                                          -----------
                                                                                              485,063

TOBACCO PRODUCTS (0.6%)
  Philip Morris Company, Inc.                                                3,700            275,188

TRANSPORTATION EQUIPMENT (1.7%)
  Breed Technologies                                                        10,300            247,200
  Harsco Corporation                                                         4,600            242,650
  McDonnell Douglas Corporation                                              3,900            299,325
                                                                                          -----------
                                                                                              789,175
                                                                                          -----------

TOTAL COMMON STOCKS (Cost $23,608,368)                                                     28,703,109

                     Nicholas-Applegate Balanced Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

LONG-TERM DEBT SECURITIES (29.6%)

U.S. GOVERNMENT OBLIGATIONS (29.6%)
  U.S. Treasury Notes, 0%, due 11/15/2004                               $  2,300,000      $  1,274,844
  U.S. Treasury Notes, 6.5%, due 5/15/97                                     750,000           758,558
  U.S. Treasury Notes, 7.5%, due 5/15/2002                                   750,000           807,420
  U.S. Treasury Notes, 9.25%, due 1/15/96                                  1,850,000         1,882,949
  U.S. Treasury Notes, 6.25%, due 2/15/2003                                  750,000           751,995
  U.S. Treasury Notes, 7.25%, due 5/15/2004                                3,850,000         4,110,491
  U.S. Treasury Notes, 7.875%, due 11/15/2004                              3,600,000         4,009,500
                                                                                          ------------


TOTAL LONG-TERM DEBT SECURITIES
  (Cost $12,696,648)                                                                       13,595,757

SHORT-TERM SECURITIES (7.9%)

U.S. GOVERNMENT OBLIGATIONS (7.9%)
  U.S. Treasury Notes, 8.625%, due 10/15/95                                1,850,000         1,864,449

TIME DEPOSITS
  State Street Bank, 4.90%, due 7/3/95                                                       1,780,000
                                                                                          ------------

TOTAL SHORT-TERM SECURITIES
  (Cost $3,638,863)                                                                         3,644,449
                                                                                          ------------

TOTAL INVESTMENTS (100.0%) (Cost $39,943,879)                                             $ 45,943,315
                                                                                          ============

* Non-income producing

OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the year ended June 30, 1995, aggregated $44,663,577 and $45,029,278, respectively. Net unrealized appreciation for tax purposes aggregated $5,999,436, of which $6,698,745 related to appreciated investment securities and $699,309 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $12,423,742)
  (NOTE 1)-See accompanying schedule                                                   $16,094,433
Cash                                                                                       308,901
Dividends, interest and other receivables                                                   12,026
                                                                                       -----------
TOTAL ASSETS                                                                            16,415,360

LIABILITIES
Accounts payable and accrued expenses                                                       22,084
                                                                                       -----------
TOTAL LIABILITIES                                                                           22,084
                                                                                       -----------

NET ASSETS                                                                             $16,393,276
                                                                                       ===========

Net Assets consist of:
  Paid-in capital                                                                      $12,552,547
  Undistributed net investment income                                                       17,603
  Undistributed net realized gain on investments                                           152,435
  Net unrealized appreciation on investment securities                                   3,670,691
                                                                                       -----------

NET ASSETS, for 1,275,266 shares outstanding                                           $16,393,276
                                                                                       ===========

NET ASSET VALUE, offering and redemption price per share                               $     12.85
                                                                                       ===========

SEE ACCOMPANYING NOTES.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Dividends                                                                             $  118,410
  Interest                                                                                  39,734
                                                                                        ----------
    Total investment income                                                                158,144

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                   86,434
  Custody and accounting fees                                                               29,920
  Professional fees                                                                         14,202
  Directors' fees and expenses                                                               4,950
  Other expenses                                                                             5,035
                                                                                        ----------
    Total expenses                                                                         140,541
                                                                                        ----------
Net investment income                                                                       17,603

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
  Net realized gain on investments                                                         311,876
  Change in unrealized appreciation on investment securities                             3,972,691
                                                                                        ----------
Net realized and unrealized gain on investments                                          4,284,567
                                                                                        ----------

Net increase in net assets resulting from operations                                    $4,302,170
                                                                                        ==========

SEE ACCOMPANYING NOTES.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                      Statements of Changes in Net Assets


                                                                           YEAR ENDED JUNE 30,
                                                                        1995                 1994
                                                                      -----------------------------

INCREASE IN NET ASSETS
Operations:
  Net investment income (loss)                                        $    17,603     $   (15,087)
  Net realized gain (loss) on investments                                 311,876        (144,782)
  Net unrealized appreciation (depreciation)                            3,972,691        (261,470)
                                                                      ---------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                        4,302,170        (421,339)

Capital share transactions:
  Proceeds from sales of shares                                         5,228,036       8,728,014
  Cost of shares redeemed                                              (3,829,957)     (2,757,013)
                                                                      ---------------------------
    Net increase in net assets resulting from share
      transactions                                                      1,398,079       5,971,001
                                                                      ---------------------------

Total increase in net assets                                            5,700,249       5,549,662

NET ASSETS
Beginning of year                                                      10,693,027       5,143,365
                                                                      ---------------------------

End of year (including undistributed net investment income of
  $17,603 in 1995)                                                    $16,393,276     $10,693,027
                                                                      ===========================

OTHER INFORMATION
Shares:
  Sold                                                                    485,092         887,285
  Redeemed                                                               (352,447)       (274,544)
                                                                      ---------------------------
    Net increase                                                          132,645         612,741
                                                                      ===========================

SEE ACCOMPANYING NOTES.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                              Financial Highlights


                                                                                          DECEMBER 8,
                                                                                             1992
                                                                                       (COMMENCEMENT OF
                                                 YEAR ENDED          YEAR ENDED          OPERATIONS)
                                                  JUNE 30,            JUNE 30,         THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             -------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period            $      9.36        $       9.71          $     10.00
Income from investment operations:
  Net investment income (loss)                         0.01               (0.02)(C)                -
  Net realized and unrealized gain (loss)
    on investments                                     3.48               (0.33)               (0.29)
                                             -------------------------------------------------------------
  Total from investment operations                     3.49               (0.35)               (0.29)
                                             -------------------------------------------------------------

Net asset value, end of period                  $     12.85        $       9.36          $      9.71
                                             =============================================================

TOTAL RETURN(A)                                       37.29%              (3.60%)              (5.16%)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, end of period                     $16,393,276        $ 10,693,027          $ 5,143,365
  Ratio of expenses to average net
    assets(D)                                          1.05%               1.29%                1.34%
  Ratio of net investment income (loss)
    to average net assets(D)                           0.13%              (0.17%)              (0.06%)
  Portfolio turnover rate                                31%                 38%                   6%


(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) Net investment loss per share has been calculated using the weighted monthly average number of shares outstanding.

(D) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 3.52% and (1.94%), respectively, for the period ended December 8, 1992 (commencement of operations) through June 30, 1993. (NOTE 2)

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (99.6%)

APPAREL AND ACCESSORY STORES (2.2%)
  Gap, Inc.                                                                  9,800         $  341,775

BUILDING MATERIAL AND GARDEN SUPPLIES (2.1%)
  Home Depot, Inc.                                                           8,133            330,403

BUSINESS SERVICES (25.8%)
  Adobe Systems, Inc.                                                        6,400            372,800
  Autodesk, Inc.                                                             9,600            410,400
  Automatic Data Processing                                                  5,200            326,950
  Cabletron Systems*                                                         7,000            372,750
  Cisco Systems, Inc.*                                                       8,300            419,669
  Electronic Arts, Inc.*                                                    13,000            353,438
  Equifax                                                                    9,800            327,075
  First Financial Management Corporation                                     4,900            418,950
  Microsoft Corporation*                                                     4,700            425,056
  Silicon Graphics, Inc.*                                                   10,200            406,725
  Sybase, Inc.*                                                             11,100            322,594
                                                                                           ----------
                                                                                            4,156,407

CHEMICALS AND ALLIED PRODUCTS (10.8%)
  Amgen, Inc.*                                                               4,700            377,763
  Genzyme Corporation*                                                       8,400            337,050
  Great Lakes Chemical Corporation                                           5,800            349,450
  Merck & Company, Inc.                                                      7,300            357,700
  Morton International, Inc.                                                10,800            315,900
                                                                                           ----------
                                                                                            1,737,863

COMMUNICATIONS (2.4%)
  Capital Cities/ABC, Inc.                                                   3,550            383,400

DEPOSITORY INSTITUTIONS (4.5%)
  Bankamerica Corporation                                                    7,100            373,638
  Nationsbank Corporation                                                    6,500            348,563
                                                                                           ----------
                                                                                              722,201

EATING AND DRINKING PLACES (2.0%)
  Brinker International, Inc.*                                              19,000            327,750

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (9.6%)
  American Power Conversion*                                                16,950        $   388,791
  Intel Corporation                                                          6,200            392,534
  Motorola, Inc.                                                             5,900            396,038
  Sensormatic Electronics Corporation                                       10,500            372,750
                                                                                          -----------
                                                                                            1,550,113

FURNITURE AND HOME FURNISHINGS STORES (2.4%)
  Circuit City Stores, Inc.                                                 12,000            379,500

GENERAL MERCHANDISE STORES (2.0%)
  Albertson's, Inc.                                                         10,600            315,350

HOLDING COMPANIES AND OTHER INVESTMENT OFFICES (2.3%)
  Norwest Corporation                                                       12,800            368,000

INDUSTRIAL MACHINERY AND COMPUTER EQUIPMENT (9.7%)
  Apple Computer                                                             7,300            339,450
  Applied Materials, Inc.*                                                   4,950            428,175
  Hewlett-Packard Company                                                    6,200            461,900
  Tyco International Limited                                                 6,250            337,500
                                                                                          -----------
                                                                                            1,567,025

INSURANCE CARRIERS (4.5%)
  American International Group                                               3,200            364,800
  United Healthcare Corporation                                              8,800            364,100
                                                                                          -----------
                                                                                              728,900
MISCELLANEOUS RETAIL (4.1%)
  Office Depot, Inc.*                                                       13,500            379,688
  Toys R Us, Inc.*                                                           9,600            280,800
                                                                                          -----------
                                                                                              660,488
MOTION PICTURES (2.1%)
  Walt Disney Company                                                        6,200            344,875

NONDEPOSITORY INSTITUTION (2.2%)
  Dean Witter Discover & Company                                             7,600            357,200

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                                                            NUMBER
                                                                           OF SHARES
                                                                         OR PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

NONDURABLE GOODS, WHOLESALE (2.4%)
  Staples, Inc.*                                                            13,500        $   390,656

PRINTING AND PUBLISHING (4.2%)
  Gannett Company                                                            6,300            341,775
  Tribune Company                                                            5,500            337,563
                                                                                          -----------
                                                                                              679,338

SECURITY AND COMMODITY BROKERS (2.3%)
  Charles Schwab Corporation                                                 8,350            362,181

TRANSPORTATION EQUIPMENT (2.0%)
  General Electric Company                                                   5,700            321,338
                                                                                          -----------

TOTAL COMMON STOCKS (Cost $12,354,072)                                                     16,024,763

SHORT-TERM SECURITIES (0.4%)

TIME DEPOSITS (0.4%)
  State Street Bank, 4.90%, due 7/3/95                                   $  69,670             69,670
                                                                                          -----------

TOTAL SHORT-TERM SECURITIES (Cost $69,670)                                                     69,670
                                                                                          -----------

TOTAL INVESTMENTS (100.0%) (Cost $12,423,742)                                             $16,094,433
                                                                                          ===========

* Non-income producing

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the year ended June 30, 1995, aggregated $5,726,616 and $3,896,340, respectively. Net unrealized appreciation for tax purposes aggregated $3,670,691, of which $3,851,706 related to appreciated investment securities and $181,015 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                             Dreman Value Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $9,456,354)
  (NOTE 1)-See accompanying schedule                                                   $  10,857,283
Cash                                                                                          16,062
Dividends, interest and other receivables                                                     21,503
                                                                                       -------------
TOTAL ASSETS                                                                              10,894,848

LIABILITIES
Accounts payable and accrued expenses                                                         17,938
                                                                                       -------------
TOTAL LIABILITIES                                                                             17,938
                                                                                       -------------

NET ASSETS                                                                             $  10,876,910
                                                                                       =============

Net Assets consist of:
  Paid-in capital                                                                      $   9,174,881
  Undistributed net investment income                                                        190,236
  Undistributed net realized gain on investments                                             110,864
  Net unrealized appreciation on investment securities                                     1,400,929
                                                                                       -------------

NET ASSETS, for 863,732 shares outstanding                                             $  10,876,910
                                                                                       =============

NET ASSET VALUE, offering and redemption price per share                               $       12.59
                                                                                       =============

SEE ACCOMPANYING NOTES.

                             Dreman Value Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Dividends                                                                             $  288,949
  Interest                                                                                  10,105
                                                                                        ----------
    Total investment income                                                                299,054

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                   62,310
  Custody and accounting fees                                                               21,569
  Professional fees                                                                         14,202
  Directors' fees and expenses                                                               4,950
  Other expenses                                                                             5,505
                                                                                        ----------
    Total expenses                                                                         108,536
                                                                                        ----------
Net investment income                                                                      190,518

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
  Net realized gain on investments                                                         110,922
  Change in unrealized appreciation on investment securities                             1,497,538
                                                                                        ----------
Net realized and unrealized gain on investments                                          1,608,460
                                                                                        ----------

Net increase in net assets resulting from operations                                    $1,798,978
                                                                                        ==========

SEE ACCOMPANYING NOTES.

                             Dreman Value Portfolio

                      Statements of Changes in Net Assets

                                                                           YEAR ENDED JUNE 30,
                                                                        1995                 1994
                                                                      -----------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                               $   190,518       $  123,355
  Net realized gain on investments                                        110,922           62,521
  Net unrealized appreciation (depreciation)                            1,497,538         (121,663)
                                                                      ----------------------------
    Net increase in net assets resulting from operations                1,798,978           64,213

Distributions to shareholders from:
  Net investment income                                                  (115,316)         (45,000)
  Net realized gain                                                       (33,184)               -
                                                                      ----------------------------
    Total distributions to shareholders                                  (148,500)         (45,000)

Capital share transactions:
  Proceeds from sales of shares                                         2,443,372        8,184,724
  Proceeds from reinvested distributions                                  148,500           45,000
  Cost of shares redeemed                                              (2,317,614)        (967,983)
                                                                      ----------------------------
    Net increase in net assets resulting from share
      transactions                                                        274,258        7,261,741
                                                                      ----------------------------

Total increase in net assets                                            1,924,736        7,280,954

NET ASSETS
Beginning of year                                                       8,952,174        1,671,220
                                                                      ----------------------------

End of year (including undistributed net investment income
  $190,236 and $87,937, respectively)                                 $10,876,910       $8,952,174
                                                                      ============================

OTHER INFORMATION
Shares:
  Sold                                                                    218,818          764,808
  Issued through reinvestment of distributions                             13,171            4,223
  Redeemed                                                               (208,122)         (89,144)
                                                                      ----------------------------
    Net increase                                                           23,867          679,887
                                                                      ============================

SEE ACCOMPANYING NOTES.

                             Dreman Value Portfolio

                              Financial Highlights

                                                                                         DECEMBER 14,
                                                                                             1992
                                                                                       (COMMENCEMENT OF
                                                 YEAR ENDED          YEAR ENDED           OPERATIONS)
                                                  JUNE 30,            JUNE 30,         THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             -------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period           $     10.66        $      10.45         $      10.00
Income from investment operations:
  Net investment income                               0.26                0.12                 0.11
  Net realized and unrealized gain on
    investments                                       1.85                0.17                 0.34
                                             -------------------------------------------------------------
  Total from investment operations                    2.11                0.29                 0.45
Less distributions:
  From net investment income                          (.14)              (0.08)                   -
  From net realized gain                              (.04)                  -                    -
                                             -------------------------------------------------------------
    Total distributions                              (0.18)              (0.08)                   -
                                             -------------------------------------------------------------

Net asset value, end of period                 $     12.59        $      10.66         $      10.45
                                             =============================================================

TOTAL RETURN(A)                                      19.98%               2.80%                8.25%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                    $10,876,910        $  8,952,174         $  1,671,220
  Ratio of expenses to average net
    assets(C)                                         1.13%               1.40%                1.24%
  Ratio of net investment income to
    average net assets(C)                             1.98%               1.98%                2.00%
  Portfolio turnover rate                               29%                  9%                   5%

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 1.61% and 1.76%, respectively, for the year ended June 30, 1994 and were 8.43% and (1.49%), respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993. (NOTE 2)

                             Dreman Value Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (99.4%)

APPAREL AND ACCESSORY STORES (0.8%)
  Burlington Coat Factory Warehouse*                                         8,500         $   88,184

APPAREL AND OTHER TEXTILE PRODUCTS (3.8%)
  Liz Claiborne, Inc.                                                       11,400            242,250
  VF Corporation                                                             3,100            166,625
                                                                                           ----------
                                                                                              408,875

CHEMICALS AND ALLIED PRODUCTS (10.4%)
  Bristol-Myers Squibb Company                                               2,200            149,875
  Eli Lilly & Company                                                        3,800            298,300
  Glaxo Holdings PLC                                                         5,200            126,750
  Marion Merrell Dow, Inc.                                                   5,300            135,150
  Merck & Company Inc.                                                       4,100            200,900
  Upjohn Company                                                             5,700            215,888
                                                                                           ----------
                                                                                            1,126,863
DEPOSITORY INSTITUTIONS (19.9%)
  Ahmanson (H.F.) & Company                                                 10,000            220,000
  Bankamerica Corporation                                                    4,000            210,500
  Barnett Banks, Inc.                                                        4,800            246,000
  First Chicago Corporation                                                  4,600            275,425
  First Union Corporation                                                    3,800            171,950
  Fleet Financial Group, Inc.                                                1,700             63,113
  Great Western Financial                                                   11,000            226,875
  J.P. Morgan & Company                                                      1,500            105,188
  Midatlantic Corporation, Inc.                                              4,200            167,475
  Nationsbank Corporation                                                    2,500            134,063
  PNC Bank Corporation                                                       6,800            179,350
  Wells Fargo & Company                                                        900            162,225
                                                                                           ----------
                                                                                            2,162,164

ELECTRIC, GAS AND SANITARY SERVICE (5.3%)
  Columbia Gas System*                                                      18,100            574,675

FOOD AND KINDRED PRODUCTS (2.3%)
  Nestle SA                                                                  4,700            244,988

                             Dreman Value Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

FOOD STORES (1.6%)
  Giant Food, Inc.                                                           6,000         $  170,250

GENERAL MERCHANDISE STORES (4.9%)
  Dayton-Hudson Corporation                                                  5,000            358,750
  TJX Companies, Inc.                                                       13,300            176,225
                                                                                           ----------
                                                                                              534,975

HEALTH SERVICES (1.3%)
  Tenet Health Care*                                                         9,500            136,563

HOLDING COMPANIES AND OTHER INVESTMENT OFFICES (3.1%)
  Bankers Trust New York Corporation                                         5,300            328,600
  U.S. Industries, Inc.*                                                       450              6,131
                                                                                           ----------
                                                                                              334,731

INDUSTRIAL MACHINERY AND COMPUTER EQUIPMENT (6.2%)
  Apple Computer                                                             5,300            246,450
  Compaq Computer Corporation*                                               4,200            190,575
  Hewlett-Packard Company                                                    3,200            238,400
                                                                                           ----------
                                                                                              675,425

INSTRUMENTS AND RELATED PRODUCTS (3.3%)
  Baxter International, Inc.                                                 3,000            109,125
  Becton Dickinson & Company                                                 2,500            145,625
  US Surgical Corporation                                                    5,000            104,375
                                                                                           ----------
                                                                                              359,125

INSURANCE CARRIERS (6.2%)
  American General Corporation                                               6,800            229,500
  American International Group                                               1,500            171,000
  Kemper Corporation                                                         4,000            186,500
  Ohio Casualty Corporation                                                  3,000             95,250
                                                                                           ----------
                                                                                              682,250

                             Dreman Value Portfolio

                                                                            NUMBER
                                                                           OF SHARES
                                                                         OR PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      --------------------------------

COMMON STOCKS (CONTINUED)

LUMBER AND WOOD PRODUCTS (2.5%)
  Louisiana-Pacific Corporation                                             10,200        $   267,750

NONDEPOSITORY INSTITUTION (10.3%)
  Federal National Mortgage Association                                      5,400            509,625
  Federal Home Loan Mortgage Corporation                                     8,200            563,750
  Travelers, Inc.                                                            1,200             52,500
                                                                                          -----------
                                                                                            1,125,875

STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (1.5%)
  Hanson PLC                                                                 9,000            158,625

TEXTILE MILL PRODUCTS (1.5%)
  Fruit of the Loom, Inc.*                                                   7,500            158,438

TOBACCO PRODUCTS (4.9%)
  Philip Morris Company, Inc.                                                7,200            535,500

TRANSPORTATION EQUIPMENT (9.6%)
  Boeing Company                                                               700             43,838
  Ford Motor Company                                                        19,900            592,025
  General Electric Company                                                   7,200            405,900
                                                                                          -----------
                                                                                            1,041,763
                                                                                          -----------

TOTAL COMMON STOCKS (Cost $9,386,090)                                                      10,787,019

SHORT-TERM SECURITIES (0.6%)

TIME DEPOSITS (0.6%)
  State Street Bank, 4.90%, due 7/3/95                                    $ 70,264             70,264
                                                                                          -----------

TOTAL SHORT-TERM SECURITIES (Cost $70,264)                                                     70,264
                                                                                          -----------

TOTAL INVESTMENTS (100.0%) (Cost $9,456,354)                                              $10,857,283
                                                                                          ===========

* Non-income producing

                             Dreman Value Portfolio

OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the year ended June 30, 1995, aggregated $2,963,897 and $2,710,082, respectively. Net unrealized appreciation for tax purposes aggregated $1,400,929, of which $1,672,314 related to appreciated investment securities and $271,385 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $6,888,020)
  (NOTE 1)-See accompanying schedule                                                   $  8,022,663
Cash                                                                                         14,483
Dividends, interest and other receivables                                                    14,935
                                                                                       ------------
TOTAL ASSETS                                                                              8,052,081

LIABILITIES
Accounts payable and accrued expenses                                                        18,289
                                                                                       ------------
TOTAL LIABILITIES                                                                            18,289
                                                                                       ------------

NET ASSETS                                                                             $  8,033,792
                                                                                       ============

Net Assets consist of:
  Paid-in capital                                                                      $  7,256,655
  Undistributed net investment income                                                       119,325
  Undistributed net realized loss on investment securities, and futures and
    options contracts                                                                      (461,002)
  Net unrealized appreciation on investment securities and futures
    contracts                                                                             1,118,814
                                                                                       ------------

NET ASSETS, for 691,384 shares outstanding                                             $  8,033,792
                                                                                       ============

NET ASSET VALUE, offering and redemption price per share                               $      11.62
                                                                                       ============

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Dividends                                                                           $     105,415
  Interest                                                                                  134,610
                                                                                      -------------
    Total investment income                                                                 240,025

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                    81,405
  Custody and accounting fees                                                                17,444
  Professional fees                                                                          14,202
  Directors' fees and expenses                                                                4,950
  Other expenses                                                                              5,373
                                                                                      -------------
    Total expenses before reimbursement                                                     123,374
    Less:  expense reimbursement (Note 2)                                                    (2,773)
                                                                                      -------------
    Net expenses                                                                            120,601
                                                                                      -------------
Net investment income                                                                       119,424

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
  Net realized loss on:
    Investment securities                                                                  (101,145)
    Futures and options contracts                                                          (288,630)
                                                                                      -------------
      Net realized loss                                                                    (389,775)
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                 1,130,943
    Futures contracts                                                                       (87,154)
                                                                                      -------------
      Change in unrealized appreciation (depreciation)                                    1,043,789
                                                                                      -------------
Net realized and unrealized gain on investments                                             654,014
                                                                                      -------------

Net increase in net assets resulting from operations                                  $     773,438
                                                                                      =============

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                      Statements of Changes in Net Assets

                                                                           YEAR ENDED JUNE 30,
                                                                        1995                 1994
                                                                      -----------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                $   119,424      $    94,020
  Net realized loss on investments                                        (389,775)         (33,622)
  Net unrealized appreciation                                            1,043,789           75,374
                                                                       ----------------------------
    Net increase in net assets resulting from operations                   773,438          135,772

Distributions to shareholders from:
  Net investment income                                                    (40,100)         (55,000)
  Net realized gains                                                       (50,400)               -
                                                                       ----------------------------
    Total distributions to shareholders                                    (90,500)         (55,000)

Capital share transactions:
  Proceeds from sales of shares                                          1,913,641        6,145,556
  Proceeds from reinvested distributions                                    90,500           55,000
  Cost of shares redeemed                                               (2,244,234)        (806,015)
                                                                       ----------------------------
    Net increase (decrease) in net assets resulting from
      share transactions                                                  (240,093)       5,394,541
                                                                       ----------------------------

Total increase in net assets                                               442,845        5,475,313

NET ASSETS
Beginning of year                                                        7,590,947        2,115,634
                                                                       ----------------------------

End of year (including undistributed net investment income of
  $119,325 and $44,194, respectively)                                  $ 8,033,792      $ 7,590,947
                                                                       ============================

OTHER INFORMATION
Shares:
  Sold                                                                     178,821          572,867
  Issued through reinvestment of distributions                               8,378            5,123
  Redeemed                                                                (208,320)         (74,812)
                                                                       ----------------------------
    Net increase (decrease)                                                (21,121)         503,178
                                                                       ============================

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                              Financial Highlights

                                                                                         DECEMBER 14,
                                                                                             1992
                                                                                        (COMMENCEMENT
                                                 YEAR ENDED          YEAR ENDED         OF OPERATIONS)
                                                  JUNE 30,            JUNE 30,         THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             ---------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period           $     10.65        $      10.11          $      10.00
Income from investment operations:
  Net investment income                               0.17                0.15                  0.05
  Net realized and unrealized gain on
    investments                                       0.93                0.50                  0.06
                                             ---------------------------------------------------------------
  Total from investment operations                    1.10                0.65                  0.11
Less distributions:
  From net investment income                         (0.06)              (0.11)                    -
  From net realized gain                             (0.07)                  -                     -
                                             ---------------------------------------------------------------
    Total distributions                              (0.13)              (0.11)                    -
                                             ---------------------------------------------------------------

Net asset value, end of period                 $     11.62        $      10.65          $      10.11
                                             ===============================================================

TOTAL RETURN(A)                                      10.39%               6.53%                 2.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                    $ 8,033,792        $  7,590,947          $  2,115,634
  Ratio of expenses to average net assets             1.55%               1.72%                 1.61%
  Ratio of net investment income to
    average net assets                                1.54%               1.75%                 0.84%
  Ratio of expenses to average net assets
    before voluntary expense
    reimbursement (NOTE 2)                            1.59%               2.14%                 7.29%
  Ratio of net investment income (loss)
    to average net assets before
    voluntary expense reimbursement
    (NOTE 2)                                          1.50%               1.32%                (1.80%)
  Portfolio turnover rate                               67%                249%                   15%

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

                       Zweig Equity (Small Cap) Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      --------------------------------

COMMON STOCKS (87.2%)

AMUSEMENT AND RECREATION SERVICES (0.4%)
  Grand Casinos, Inc.*                                                         200          $  7,075
  Players International*                                                     1,350            27,169
                                                                                            --------
                                                                                              34,244

APPAREL AND ACCESSORY STORES (0.1%)
  Weyco Group, Inc.                                                            200             7,200

APPAREL AND OTHER TEXTILE PRODUCTS (0.3%)
  Hartmarx Corporation*                                                      1,000             5,000
  Quiksilver, Inc.*                                                            600            15,750
                                                                                            --------
                                                                                              20,750

BUSINESS SERVICES (4.1%)
  ADT, Limited*                                                              1,400            16,450
  American List Corporation                                                    660            19,470
  Amplicon, Inc.                                                               500             8,000
  CDI Corporation*                                                             200             4,100
  Comdisco, Inc.                                                               300             9,113
  Computer Language Research                                                 2,000            19,500
  Computer Task Group, Inc.                                                    200             2,800
  Computervision Corporation                                                 1,300             8,613
  Electro Rent Corporation*                                                  1,200            27,300
  Heritage Media Corporation*                                                  100             2,888
  Innerdyne*                                                                 1,900             5,344
  McGrath Rentcorp                                                           1,000            17,125
  Norstan, Inc.*                                                             1,000            23,750
  Orbotech Limited                                                             700             8,619
  Phoenix Technologies*                                                      2,500            26,875
  Pitson Services Group                                                        500            12,000
  Proteon, Inc.*                                                             1,200             7,125
  Regis Corporation*                                                           400             7,550
  Sterling Software, Inc.*                                                     200             7,700
  Sun Microsystems, Inc.*                                                      900            43,706

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (4.1%) (CONTINUED)
  Triad Systems Corporation*                                                 2,800          $  20,125
  Union Corporation*                                                           300              4,763
  Volt Info Sciences, Inc.*                                                    300              9,000
  Xtra Corporation                                                             300             13,875
                                                                                            ---------
                                                                                              325,791
CHEMICALS AND ALLIED PRODUCTS (3.3%)
  Akzo Nobel NV                                                                300             17,925
  Cabot Corporation                                                            200             10,550
  Cambrex Corporation                                                          200              6,750
  Cytec Industries, Inc.*                                                      200              8,175
  Electrochemical Industries*                                                  400              1,550
  First Mississippi Corporation                                                800             27,300
  Geon Company                                                                 300              8,625
  Georgia Gulf Corporation                                                     300              9,788
  IMC Global, Inc.                                                             200             10,825
  Lilly Industries, Inc.                                                       600              7,200
  MacDermid, Inc.                                                              300             13,650
  Methanex Corporation*                                                        700              5,863
  Monsanto Company                                                             100              9,013
  Norsk Hydro                                                                1,000             41,750
  Nova Corporation                                                           3,400             28,900
  Olin Corporation                                                             200             10,300
  Rexene Corporation*                                                          700              8,663
  Sterling Chemicals, Inc.                                                     800              9,300
  Union Carbide Corporation                                                    800             26,700
  Virgoro Corporation                                                          100              4,150
                                                                                            ---------
                                                                                              266,977

COMMUNICATIONS (0.6%)
  Komag, Inc.*                                                                 300             15,638
  Telefonica de Espana                                                         400             15,500
  US Long Distance Corporation*                                                200              3,238
  Vtel Corporation*                                                            800             10,600
                                                                                            ---------
                                                                                               44,976

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (CONTINUED)

DEPOSITORY INSTITUTIONS (12.0%)
  Bank of Boston Corporation                                                 1,100          $  41,181
  Bank of New York Company, Inc.                                               900             36,338
  Bankamerica Corporation                                                      600             31,575
  Barclays PLC                                                                 400             17,400
  Barnett Banks, Inc.                                                          700             35,875
  Baybanks, Inc.                                                               200             15,875
  Boatmen's Bancshares, Inc.                                                   900             31,669
  Centura Banks, Inc.                                                          300              8,363
  Charter One Financial, Inc.                                                  300              7,369
  Chase Manhattan Corporation                                                  600             28,200
  Chemical Banking Corporation                                                 900             42,525
  City National Corporation                                                    900             10,238
  Comerica, Inc.                                                             1,200             38,550
  Commerce Bancshares, Inc.                                                    600             18,750
  Crestar Financial Corporation                                                300             14,700
  Cullen/Frost Bankers, Inc.                                                   100              4,063
  CVB Financial Corporation                                                    121              1,543
  Deposit Guaranty Corporation                                                 300             11,625
  Dime Bancorp, Inc.*                                                          500              5,000
  Eagle Financial Corporation                                                  210              4,568
  First American Corporation-Tennessee*                                        200              7,188
  First Bank System, Inc.                                                      400             16,400
  First Chicago Corporation                                                    600             35,925
  First Empire State Corporation                                               100             17,150
  First Fidelity Bancorp                                                       300             17,700
  First Interstate Bancorp                                                     400             32,100
  First Tennessee National Corporation                                         100              4,631
  First Union Corporation                                                      300             13,575
  Firstier Financial, Inc.                                                     150              5,569
  Fleet Financial Group, Inc.                                                  500             18,563
  Hibernia Corporation                                                       1,200             10,650
  Hubco, Inc.                                                                  450              8,016
  Liberty Bankcorp., Inc. -Oklahoma                                            300              9,750
  Magna Group, Inc.                                                            500             11,063
  Mercantile Bancorp                                                           300             13,463
  Michigan National Corporation                                                115             12,219
  Mid-America Bancorp                                                          212              3,578

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

DEPOSITORY INSTITUTIONS (12.0%) (CONTINUED)
  Midatlantic Corporation, Inc.                                                600          $  23,925
  National City Corporation                                                    500             14,688
  Nationsbank Corporation                                                      400             21,450
  National Westminster Bank                                                    700             36,575
  NBD Bancorp, Inc.                                                          1,100             35,200
  North Fork Bancorporation                                                    746             13,521
  Premier Bancorp*                                                             300              5,400
  Republic New York Corporation                                                700             39,200
  Riggs National Corporation Washington, D.C.*                               1,100             10,863
  Southern National Corporation                                                300              7,200
  Standard Federal Bancorp                                                     400             13,450
  Star Banc Corporation                                                        200              9,200
  TCF Financial Corporation                                                    300             14,250
  UJB Financial Corporation                                                    600             18,225
  Wells Fargo & Company                                                        100             18,025
  Westamerica Bancorporation                                                   100              3,725
  Westcorp                                                                     435              6,797
  Westpac Banking                                                            1,200             22,050
  Zions Bancorporation                                                         100              4,975
                                                                                            ---------
                                                                                              961,666

DURABLE GOODS, WHOLESALE (1.6%)
  Barnes Group, Inc.                                                           100              4,025
  Bearings, Inc.-Ohio                                                          200              6,125
  Bell Industries, Inc.*                                                       553             11,820
  Castle (A.M.) & Company                                                      500              9,063
  Commercial Metals Company                                                     33                891
  Envirosource, Inc.*                                                        1,900              8,550
  Hughes Supply, Inc.                                                          400              8,800
  Noland Company                                                               400              8,150
  Owens & Minor, Inc. Holding Company                                          500              6,250
  Pioneer Standard Electronics                                               1,050             25,988
  Rexel, Inc.*                                                               1,500             14,250
  Shelter Components Corporation                                             1,250             14,688
  Software Spectrum, Inc.*                                                     300              6,225
                                                                                            ---------
                                                                                              124,825

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

ELECTRIC, GAS AND SANITARY SERVICE (4.7%)
  AEP Industries, Inc.                                                         900        $   19,238
  American Electric Power                                                      400            14,050
  Baltimore Gas & Electric                                                     700            17,500
  Boston Edison Company                                                        200             5,225
  Centerior Energy Corporation                                                 900             8,663
  Central Maine Power Company                                                  700             8,313
  CMS Energy Corporation                                                       400             9,850
  Coastal Corporation                                                        1,000            30,375
  Columbia Gas System*                                                         200             6,350
  DQE, Inc.                                                                    100             2,350
  Illinova Corporation                                                         300             7,613
  Laidlaw, Inc.                                                              1,500            14,438
  New England Electric System                                                  200             6,900
  Niagra Mohawk Power Corporation                                              600             8,850
  Northeast Utilities                                                          700            15,750
  Northern States Power                                                        300            13,838
  Northwest Natural Gas Company                                                101             3,137
  Pacific Enterprises                                                            1                25
  Pacific Gas & Electric                                                       900            26,100
  Pacificorp                                                                   800            15,000
  Pinnacle West Corporation                                                    300             7,350
  Portland General Corporation                                                 200             4,425
  Public Service Company of New Mexico*                                        600             8,550
  Republic Waste Industries*                                                   400             5,200
  Rochester Gas & Electric                                                     400             8,500
  Scecorp                                                                    1,500            25,688
  Sierra Pacific Resources                                                     500            10,875
  Southern Union Company*                                                      100             1,813
  St. Joseph Light & Power                                                     300             8,475
  Unicom Corporation                                                           900            23,963
  Upper Peninsula Energy Corporation                                           300             4,950
  Westcoast Energy, Inc.                                                       800            11,800
  Western Waste Industries*                                                    800            16,100
  Williams Companies, Inc.                                                     206             7,184
                                                                                          ----------
                                                                                             378,438

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.5%)
  Acme Cleveland Corporation                                                   600          $  14,175
  Advance Circuits, Inc.*                                                      300              5,363
  Advanced Micro Devices*                                                    1,200             43,650
  Altron, Inc.*                                                              1,500             36,188
  Applied Power, Inc.                                                          200              5,775
  Boston Acoustics, Inc.                                                       400              7,550
  Burr-Brown Corporation*                                                      450             12,150
  Charter Power Systems                                                        600             14,400
  Computer Products, Inc.*                                                   2,400             14,850
  CTS Corporation                                                              100              3,050
  Cypress Semiconductor Corporation*                                           300             12,150
  Dynamics Corporation of America                                              100              2,288
  Electro Scientific Industries, Inc.*                                         300             10,013
  Electrolux AB                                                                200              9,100
  Electromagnetic Sciences, Inc.*                                              700             10,675
  Franklin Electronic Publishers, Inc.*                                        200              5,125
  Genlyte Group, Inc.*                                                       1,300              7,638
  Hadco Corporation*                                                           700             17,325
  Harmon International                                                         300             12,150
  Helen of Troy Limited*                                                       500             10,313
  Integrated Device Technology, Inc.*                                          400             18,475
  Intel Corporation                                                            600             37,988
  International Jensen, Inc.*                                                  700              4,988
  International Rectifier Corporation*                                         700             22,750
  Lamson & Sessions Company*                                                   400              2,300
  LSI Logic Corporation*                                                     1,200             46,950
  Maytag Corporation                                                           900             14,400
  Microcom, Inc.*                                                              700             10,588
  Micron Technology, Inc.                                                      700             38,413
  National Semiconductor Corporation*                                          800             22,200
  Opti, Inc.*                                                                  500             11,438
  Park Electrochemical Corporation                                             300             15,188
  Philips Electronics                                                        1,000             42,750
  Recoton Corporation*                                                         199              3,806
  Rogers Corporation*                                                          300             16,613
  Siliconix, Inc.*                                                           1,500             28,500
  Standard Microsystems Corporation*                                           700             10,719
  Standard Motor Products                                                      400              8,100

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (CONTINUED)

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.5%) (CONTINUED)
  Technitrol, Inc.                                                             500          $  7,125
  Texas Instruments, Inc.                                                      300            40,163
  Thomas Industries, Inc.                                                      300             4,913
  Windmere Corporation                                                       1,100             9,075
  Zitel Corporation*                                                           700             7,831
                                                                                            --------
                                                                                             679,201
FABRICATED METAL (2.9%)
  Alltrista Corporation*                                                       700            13,563
  Amcast Industrial Corporation                                                500             9,500
  Armco, Inc.*                                                               1,300             8,775
  Ball Corporation                                                             200             6,975
  Blount, Inc.                                                                 400            17,850
  BMC Industries, Inc.                                                         600            15,075
  Brenco, Inc.                                                                 700             8,444
  Brush Wellman, Inc.                                                          800            17,100
  Central Sprinkler Corporation*                                               400             9,600
  Cleveland-Cliffs, Inc.                                                       200             7,700
  Comico Limited                                                               300             5,513
  Continental Can, Inc.*                                                       300             7,238
  Douglas & Lomason Company                                                    300             4,350
  Elco Industries, Inc.                                                        200             3,750
  Griffon Corporation*                                                       1,000             8,000
  International Aluminum Company                                               100             3,175
  Mueller Industries, Inc.*                                                    200             9,850
  Parker-Hannifin Corporation                                                  300            10,875
  Phelps Dodge                                                                 300            17,700
  Pitt-Des Moines, Inc.                                                        100             3,388
  SPS Technologies, Inc.*                                                      300            11,288
  Synalloy Corporation                                                         450             8,578
  Timken Company                                                               200             9,225
  U.S. Can Corporation*                                                        400             6,250
  United Dominion Industries                                                   100             2,250
  Valmont Industries                                                           300             6,356
                                                                                            --------
                                                                                             232,368
FOOD AND KINDRED PRODUCTS (2.2%)
  American Maize-Products                                                      300            10,163
  Archer Daniels Midland                                                     1,900            35,388

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

FOOD AND KINDRED PRODUCTS (2.2%) (CONTINUED)
  Chock Full O Nuts Corporation*                                             1,200          $  8,250
  Coca Cola Enterprises, Inc.                                                1,600            35,000
  Goodmark Foods                                                             1,300            20,475
  Hudson Foods, Inc.                                                         1,200            16,650
  IBP, Inc.                                                                    400            17,400
  International Multifoods Corporation                                         400             9,000
  Morningstar Group, Inc.*                                                     600             4,200
  Orange Company, Inc.*                                                        300             1,875
  Seneca Foods Corporation*                                                    200             7,150
  Smithfield Foods, Inc.*                                                      100             2,131
  WLR Foods, Inc.                                                              900            12,769
                                                                                            --------
                                                                                             180,451
FOOD STORES (0.9%)
  Great Atlantic & Pacific Tea Company                                         300             7,913
  Kroger Company*                                                              600            16,125
  Riser Foods, Inc.*                                                           800             8,100
  Safeway, Inc.*                                                             1,000            37,375
  Smith's Food and Drug Centers                                                300             5,925
                                                                                            --------
                                                                                              75,438

FURNITURE AND FIXTURES (0.6%)
  Bush Industries                                                            1,125            12,656
  Chromcraft Revington, Inc.*                                                  500            10,375
  Falcon Products, Inc.                                                        600             7,425
  Kinetic Concepts                                                           1,100             7,700
  Lear Seating Corporation*                                                    400             9,150
                                                                                            --------
                                                                                              47,306

GENERAL BUILDING CONTRACTORS (0.3%)
  Del E. Webb Corporation                                                      300             6,975
  MDC Holdings, Inc.                                                         1,800            11,250
  US Home Corporation*                                                         400             9,200
                                                                                            --------
                                                                                              27,425
GENERAL MERCHANDISE STORES (0.1%)
  Waban, Inc.*                                                                 500             7,438

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

HEALTH SERVICES (0.4%)
  Maxicare Health Plans, Inc.*                                                 500          $  7,688
  Ornda Healthcorp.*                                                           400             6,875
  Sun Healthcare Group, Inc.*                                                  100             1,575
  Universal Health Services*                                                   500            14,500
                                                                                            --------
                                                                                              30,638

HEAVY CONSTRUCTION EXCEPT BUILDING CONSTRUCTION (0.1%)
  Granite Construction, Inc.                                                   500            11,188

HOLDING COMPANIES AND OTHER INVESTMENT OFFICES (1.6%)
  Banponce Corporation                                                         500            17,813
  Citicorp                                                                     700            40,513
  Comdata Holdings Corporation*                                                800            12,400
  CV Reit, Inc.                                                                400             3,600
  CWM Mortgage Holdings, Inc.                                                  800            10,200
  HRE Properties                                                               100             1,350
  Mesa Royalty Trust                                                           200             7,950
  Norwest Corporation                                                          600            17,250
  Penn Virginia Corporation                                                    200             5,675
  Storage Equities, Inc.                                                       500             8,188
                                                                                            --------
                                                                                             124,939

HOTELS AND OTHER LODGING PLACES (0.1%)
  Club Med, Inc.                                                               100             3,188
  Prime Hospitality Corporation*                                               600             5,925
                                                                                            --------
                                                                                               9,113

INDUSTRIAL MACHINERY AND EQUIPMENT (8.5%)
  AGCO Corporation                                                             600            22,500
  Amdahl Corporation                                                         1,500            16,688
  Ampco-Pittsburgh                                                             400             3,650
  Apertus Technologies, Inc.*                                                  900             7,819
  Apple Computer                                                               700            32,550

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY AND EQUIPMENT (8.5%) (CONTINUED)
  BHA Group, Inc.                                                              600          $  7,875
  BJ Service Company                                                           120               510
  Black & Decker Corporation                                                   300             9,263
  Briggs & Stratton                                                            400            13,800
  Cascade Corporation                                                          500             7,938
  Case Corporation                                                             100             2,975
  Caterpillar, Inc.                                                            200            12,850
  Commercial Intertech Corporation                                             300             4,800
  Compaq Computer Corporation*                                                 400            18,150
  Cummins Engine Company, Inc.                                                 200             8,725
  Deere and Company                                                            200            17,125
  Dell Computer Corporation*                                                   100             6,019
  Digital Equipment*                                                           400            16,300
  Dynatech Corporation*                                                        400             7,600
  Esterline Technologies Corporation*                                        1,000            22,625
  Exabyte Corporation*                                                         500             6,906
  Fedders Corporation                                                        2,750            15,194
  Gardner Denver Machinery, Inc.*                                              500             8,750
  Gleason Corporation                                                          300             6,638
  Graco, Inc.                                                                  300             8,063
  Harris Corporation                                                           100             5,163
  Indresco*                                                                  1,000            15,500
  International Business Machines Corporation                                  400            38,400
  JLG Industries                                                             1,000            26,125
  Kulicke & Soffa Industries*                                                  500            33,188
  Kysor Industrial Corporation                                                 400             8,300
  Mestek, Inc.*                                                                400             5,075
  Nacco Industries                                                             200            11,975
  Nortek, Inc.*                                                                500             4,313
  Novellus Systems, Inc.*                                                      200            13,550
  Outboard Marine Corporation                                                  900            17,663
  Pacific Scientific Companies                                                 100             1,788
  Photronics, Inc.*                                                            900            27,450
  Printronix, Inc.*                                                            500            13,875
  Proxima Corporation*                                                         300             7,200
  Quantum Corporation*                                                         400             9,200

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY AND EQUIPMENT (8.5%) (CONTINUED)
  Regal Beloit                                                                 800          $  12,400
  Robbins & Meyers, Inc.                                                       100              2,738
  Seagate Technology, Inc.*                                                    400             15,700
  Sequent Computer, Inc.*                                                      600             10,688
  Smith International, Inc.*                                                 1,100             18,425
  Standex International Corporation                                            300              9,450
  Tandem Computers, Inc.*                                                    1,000             16,125
  Tandy Corporation                                                            300             15,563
  Tecumseh Products Company                                                    400             17,500
  Toro Company                                                                 500             14,000
  Twin Disc, Inc.                                                              100              2,500
  Western Digital Corporation*                                               1,000             17,375
  Wynn's International, Inc.                                                   350              8,138
                                                                                            ---------
                                                                                              684,680

INSTRUMENTS AND RELATED PRODUCTS (2.5%)
  Allied Healthcare Products                                                   600              9,488
  Bio-Rad Laboratories*                                                        300             10,800
  Coherent, Inc.*                                                              400             11,800
  General Motors Corporation                                                   500             19,750
  Loral Corporation                                                            500             25,875
  LTX Corporation*                                                             300              2,681
  Medrad, Inc.*                                                                500              8,438
  Mentor Corporation/Minnesota                                               1,000             27,750
  Newport Corporation                                                          900              8,269
  Optical Coating Laboratories                                               2,700             24,638
  Sci Systems, Inc.*                                                           300              7,481
  Tech-Sym Corporation*                                                        300              8,213
  Tektronix, Inc.                                                              400             19,700
  Watkins-Johnson Company                                                      300             13,350
                                                                                            ---------
                                                                                              198,233

INSURANCE AGENTS, BROKERS AND SERVICE (0.2%)
  Poe & Brown, Inc.                                                            600             14,325

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

INSURANCE CARRIERS (5.2%)
  Aegon NV                                                                     750          $  26,156
  Aetna Life & Casualty Co.                                                    400             25,150
  Allstate Corporation                                                         800             23,700
  Ambac, Inc.                                                                  200              8,025
  American National Insurance                                                  100              6,063
  American Re Corporation                                                      200              7,450
  Avemco Corporation                                                           100              1,738
  Cigna Corporation                                                            500             38,813
  CNA Financial Corporation                                                    200             17,275
  Equitable Companies, Inc.                                                    700             14,613
  Exel Limited                                                                 200             10,400
  Guaranty National Corporation                                                400              7,400
  Loews Corporation                                                            200             24,200
  MBIA, Inc.                                                                   200             13,300
  Meridian Insurance Group, Inc.                                               700              9,144
  NAC Re Corporation                                                           100              3,113
  National Re Corporation                                                      300             10,050
  Old Republic International Corporation                                       400             10,450
  Partnerre Holdings                                                           300              7,819
  Pioneer Financial Services, Inc.                                             700             10,325
  Protective Life Corporation                                                  200              5,450
  Pxre Corporation                                                             300              7,069
  Reliastar Financial Corporation                                              414             15,836
  RLI Corporation                                                              375              8,531
  Selective Insurance Group                                                    300              9,825
  St. Paul Companies                                                           700             34,475
  Transatlantic Holdings, Inc.                                                 100              6,500
  United Companies Financial Corporation                                       165              7,404
  USF&G Corporation                                                          1,100             17,875
  USLife Corporation                                                           200              8,050
  Washington National Corporation                                              500             10,313
  Western National Corporation                                                 600              7,425
                                                                                            ---------
                                                                                              413,937

LEATHER AND LEATHER PRODUCTS (0.2%)
  Vista Resources, Inc.*                                                       700             14,175

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

LUMBER AND WOOD PRODUCTS (1.0%)
  Butler Manufacturing Company                                                 100          $  4,188
  Champion Enterprises, Inc.*                                                  400             6,350
  Georgia-Pacific Corporation                                                  300            26,025
  Macmillian Bloedel Limited                                                   600             8,438
  Rayonier, Inc.                                                               200             7,100
  Willamette Industries                                                        500            27,625
                                                                                            --------
                                                                                              79,726

METAL MINING (0.7%)
  Asarco, Inc.                                                                 300             9,150
  Cyprus Amax Minerals Companies                                             1,100            31,350
  Magma Copper Company*                                                      1,000            16,250
                                                                                            --------
                                                                                              56,750

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
  Cobra Golf, Inc.*                                                            300             9,488
  First Team Sports*                                                           400             9,275
  Fuji Photo Film                                                              200             9,463
  Stephan Company                                                              400             6,850
                                                                                            --------
                                                                                              35,076

MISCELLANEOUS RETAIL (1.6%)
  Big B, Inc.                                                                1,000            14,000
  Bon-Ton Stores*                                                              800             8,400
  Fabri-Centers of America*                                                    400             8,300
  Fay's, Inc.                                                                  500             3,813
  Federated Department Stores*                                                 900            23,175
  Good Guys, Inc.*                                                           1,200            13,275
  Intertan, Inc.*                                                              500             3,750
  Oneida Limited                                                               600             8,850
  Pier 1 Imports, Inc.                                                         900             8,325
  Proffitt's, Inc.*                                                            100             2,950
  Sears Roebuck & Company                                                      400            23,950
  Trak Auto Corporation*                                                       400             6,750
                                                                                            --------
                                                                                             125,538

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

NONDEPOSITORY INSTITUTION (2.8%)
  American Annuity Group, Inc.                                                 200          $  1,975
  American Express Company                                                   1,000            35,125
  Astoria Financial Corporation*                                               200             7,175
  Bay Ridge Bancorp, Inc.*                                                     400             8,325
  Dean Witter Discover & Company                                               400            18,800
  Finova Group                                                                 200             7,000
  Foothill Group, Inc.                                                       1,000            25,500
  Greenpoint Financial Corporation                                             300             7,088
  Household International, Inc.                                                700            34,650
  Midland Company                                                              200             8,750
  The Money Store, Inc.                                                        500            17,938
  Transamerica Corporation                                                     500            29,125
  Travelers, Inc.                                                              400            17,500
  White River Corporation*                                                     200             6,800
                                                                                            --------
                                                                                             225,751

NONDURABLE GOODS, WHOLESALE (0.9%)
  Bindley Western Industries                                                   500             7,938
  Hawkins Chemical, Inc.                                                       346             2,336
  International Recovery Corporation                                           450             6,638
  Super Food Services, Inc.                                                  1,000            11,875
  Super Rite Corporation*                                                    1,200            26,175
  Terra Industries, Inc.                                                     1,600            19,400
                                                                                            --------
                                                                                              74,362

NONMETALLIC MINING (0.1%)
  Potash Corporation Sask, Inc.                                                200            11,175


OIL AND GAS EXTRACTION (1.0%)
  Atwood Oceanics*                                                           1,500            24,188
  Chesapeake Energy Corporation*                                               700            18,025
  Crystal Oil Company*                                                         200             6,150
  International Petroleum Corporation*                                       4,600            15,094
  Petroleum Geo-Services*                                                      400            11,500
  Pride Petroleum Services, Inc.*                                              900             6,694
                                                                                            --------
                                                                                              81,651

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

PAPER AND ALLIED PRODUCTS (3.0%)
  ACX Technologies, Inc.*                                                      100          $  4,138
  American Israeli Paper Mills                                                 200            10,600
  American Filtrona Corporation                                                300             9,000
  Boise Cascade Corporation                                                    300            12,150
  Bowater, Inc.                                                                500            22,438
  Champion International Corporation                                           800            41,700
  Chesapeake Corporation                                                       300             9,338
  Domtar, Inc.*                                                                700             6,650
  Federal Paper Board Company                                                  300            10,613
  International Paper Company                                                  300            25,725
  James River Corporation of Virginia                                          300             8,288
  Manville Corporation*                                                        900            12,375
  Mead Corporation                                                             400            23,750
  Mercer International, Inc.*                                                  700            14,744
  Mosinee Paper Corporation                                                    100             2,200
  Premark International, Inc.                                                  300            15,563
  Republic Gypsum Company                                                      500             5,000
  Westavco Corporation                                                         100             4,425
                                                                                            --------
                                                                                             238,697

PETROLEUM AND COAL INDUSTRIES (0.9%)
  Ashland Oil, Inc.                                                            300             8,025
  Diamond Shamrock, Inc.                                                       400            10,300
  Fina, Inc.                                                                   200             9,325
  British Petroleum                                                            400            34,250
  USX Marathon Group                                                           700            13,825
                                                                                            --------
                                                                                              75,725

PRIMARY METAL INDUSTRIES (2.0%)
  AK Steel Holding Corporation*                                                100             2,725
  Alcan Aluminum, Limited                                                      600            18,150
  Alumax, Inc.*                                                                300             9,338
  Aluminum Company of America                                                  700            35,088
  Carpenter Technology                                                         300            20,438
  LTV Corporation*                                                             900            13,163

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

PRIMARY METAL INDUSTRIES (2.0%) (CONTINUED)
  National Steel Corporation*                                                  600           $  9,300
  Quanex Corporation                                                           100              2,475
  Roanoke Electric Corporation                                                 900             10,350
  Steel of West Virginia, Inc.*                                                400              4,600
  Texas Industries, Inc.                                                       300             11,663
  USX-U.S.Steel Company                                                        400             13,750
  WHX Corporation*                                                             600              7,050
                                                                                             --------
                                                                                              158,090

PRINTING AND PUBLISHING (0.6%)
  Devon Group, Inc.*                                                           200              5,850
  Graphic Industries                                                         1,400             14,088
  Media General, Inc.                                                          300              9,150
  Plenum Publishing Corporation                                                200              7,075
  Reynolds & Reynolds                                                          400             11,800
                                                                                             --------
                                                                                               47,963
RAILROAD TRANSPORTATION (0.6%)
  Conrail, Inc.                                                                500             27,813
  CSX Corporation                                                              200             15,025
  Santa Fe Pacific Corporation                                                 305              7,778
                                                                                             --------
                                                                                               50,616

REAL ESTATE (0.2%)
  Centerpoint Properties Corporation                                           400              8,250
  Patten Corporation*                                                        2,192              7,124
                                                                                             --------
                                                                                               15,374

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.1%)
  ESSEF Corporation*                                                           700             11,200
  Furon Company*                                                               900             19,800
  Goodyear Tire & Rubber Co.                                                   800             33,000
  O'Sullivan Corporation                                                       300              3,450
  Tredegar Industries, Inc.                                                    400              9,950
  Tuscarora, Inc.                                                              400              9,425
                                                                                             --------
                                                                                               86,825

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (CONTINUED)

SECURITY AND COMMODITY BROKERS (0.6%)
  Alex Brown, Inc.                                                             100           $  4,150
  Eaton Vance Corporation                                                      600             19,575
  Jefferies Group                                                              200              7,375
  Quick & Reilly Group, Inc.                                                   315             11,419
  Sherwood Group, Inc.*                                                        400              3,300
                                                                                             --------
                                                                                               45,819
SPECIAL TRADE CONTRACTORS (0.1%)
  Anthony Industries, Inc.                                                     225              4,134

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.0%)
  A.P. Green Industries, Inc.                                                  400              7,800
  Donnelly Corporation                                                         100              1,613
  Florida Rock Industries                                                      200              5,675
  Lafarge Corporation                                                          400              7,500
  Medusa Corporation                                                           700             17,413
  National Gypsum*                                                             400             20,950
  Puerto Rican Cement Company, Inc.                                            400             12,200
  Southdown, Inc.*                                                             100              1,913
  USG Corporation*                                                             300              7,125
                                                                                             --------
                                                                                               82,189

TEXTILE MILL PRODUCTS (0.5%)
  Crown Crafts, Inc.                                                           300              4,950
  Culp, Inc.                                                                 1,187              9,644
  Fieldcrest Cannon*                                                           600             12,975
  Guilford Mills, Inc.                                                         300              7,313
  Springs Industries, Inc.                                                     200              7,450
                                                                                             --------
                                                                                               42,332

TRANSPORTATION BY AIR (1.9%)
  AMR Corporation*                                                             500             37,313
  British Airways                                                              400             26,900
  Delta Air Lines, Inc.                                                        600             44,250
  Federal Express Corporation*                                                 500             30,375
  KLM Royal Dutch Air*                                                         400             13,050
                                                                                             --------
                                                                                              151,888

                       Zweig Equity (Small Cap) Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (CONTINUED)

TRANSPORTATION EQUIPMENT (3.7%)
  A.O. Smith Corporation                                                       100           $  2,350
  Chrysler Corporation                                                         400             19,150
  Coachmen Industries, Inc.                                                    500              7,625
  Dana Corporation                                                             500             14,313
  Durakon Industries, Inc.*                                                    800             12,300
  Ford Motor Company                                                         1,200             35,700
  Gencorp., Inc.                                                               600              6,450
  Magna International, Inc.*                                                   100              4,413
  McDonnell Douglas Corporation                                                500             38,310
  Navistar International*                                                      300              4,538
  Northrop Grumman Corporation                                                 200             10,425
  Oshkosh Truck Corporation                                                  1,200             14,850
  Paccar, Inc.                                                                 200              9,350
  RPC Energy Services, Inc.*                                                   400              3,625
  Simpson Industries                                                         1,900             21,138
  Teledyne, Inc.                                                               300              7,350
  Textron, Inc.                                                                200             11,625
  Thor Industries, Inc.                                                        300              5,925
  United Technologies Corporation                                              200             15,625
  Varlen Corporation                                                           385              8,951
  Volvo AB Sweden                                                            1,700             32,300
  Winnebago Industries                                                       1,600             14,000
                                                                                             --------
                                                                                              300,313

TRANSPORTATION SERVICES (0.2%)
  Ryder System, Inc.                                                           700             16,713

TRUCKING AND WAREHOUSING (0.5%)
  Builders Transport, Inc.*                                                    400              4,550
  Gatx Corporation                                                             300             14,138
  Matlack Systems, Inc.*                                                       600              6,000
  TNT Freightways Corporation                                                  600             12,000
                                                                                             --------
                                                                                               36,688

                       Zweig Equity (Small Cap) Portfolio

                                                                           NUMBER OF
                                                                            SHARES
                                                                         OR PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

WATER TRANSPORTATION (0.4%)
  International Shipholding Corporation                                        300         $    6,263
  Oglebay Norton Company                                                       500             16,938
  Stolt-Nielsen S.A.                                                           300              8,569
                                                                                           ----------
                                                                                               31,770
                                                                                           ----------

TOTAL COMMON STOCKS (Cost $5,856,388)                                                       6,990,887

PREFERRED STOCKS (0.05%)

PRINTING AND PUBLISHING (0.05%)
  News Corporation Limited                                                     200              4,000
                                                                                           ----------

TOTAL PREFERRED STOCKS (Cost $3,856)                                                            4,000

SHORT-TERM SECURITIES (12.8%)

U.S. GOVERNMENT AGENCY (7.5%)
  Federal National Mortgage Assoc. Discount Note, 5.88%, due 7/6/95     $  600,000            599,510

U.S. GOVERNMENT OBLIGATIONS (1.8%)
  U.S. Treasury Bills, 5.37%, due 9/12/95                                   50,000             49,389
  U.S. Treasury Bills, 5.57%, due 7/20/95                                  100,000             99,706
                                                                                           ----------
                                                                                              149,095
TIME DEPOSITS (3.5%)
  State Street Bank, 4.90%, due 7/3/95                                     279,171            279,171
                                                                                           ----------

TOTAL SHORT-TERM SECURITIES
  (Cost $1,027,776)                                                                         1,027,776
                                                                                           ----------
TOTAL INVESTMENTS (100.0%) (Cost $6,888,020)                                               $8,022,663
                                                                                           ==========

                       Zweig Equity (Small Cap) Portfolio

FUTURES CONTRACTS

                                                                           CONTRACT
                                                         EXPIRATION         AMOUNT          UNREALIZED
                                                            DATE           AT VALUE            LOSS
                                                       --------------------------------------------------

4 Mid-Cap S&P 500
  Futures Contracts-Short +                                9/15/95        $  399,100        $  (8,458)
4 S&P 500
  Futures Contracts-Short +                                9/15/95         1,094,300           (7,371)
                                                                       ----------------------------------

                                                                          $1,493,400        $ (15,829)
                                                                       ==================================

+ The above futures contracts are collateralized by a U.S. Treasury Bill at $50,000 par value, due 9/21/95 and a U.S. Treasury Bill at $100,000 par value, due 7/20/95.

*  Non-income producing

OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the year ended June 30, 1995, aggregated $4,742,902 and $3,510,411, respectively. Net unrealized appreciation for tax purposes aggregated $1,134,347, of which $1,225,951 related to appreciated investment securities and $91,605 related to depreciated investment securities. The aggregate cost of securities for tax purposes is $6,888,316.

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Fixed Income Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $5,735,468)
  (NOTE 1)-See accompanying schedule                                                   $  5,847,480
Receivable for investment securities sold                                                   235,634
Dividends, interest and other receivables                                                   309,737
                                                                                       ------------
TOTAL ASSETS                                                                              6,392,851

LIABILITIES
Payable for investment securities purchased                                                 955,582
Cash overdraft                                                                                6,282
Accounts payable and accrued expenses                                                        15,490
                                                                                       ------------
TOTAL LIABILITIES                                                                           977,354
                                                                                       ------------

NET ASSETS                                                                             $  5,415,497
                                                                                       ============

Net Assets consist of:
  Paid-in capital                                                                      $  5,176,771
  Undistributed net investment income                                                       268,795
  Undistributed net realized loss on investments                                           (142,081)
  Net unrealized appreciation on investment securities                                      112,012
                                                                                       ------------

NET ASSETS, for 497,544 shares outstanding                                             $  5,415,497
                                                                                       ============

NET ASSET VALUE, offering and redemption price per share                               $      10.88
                                                                                       ============

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Fixed Income Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Interest                                                                              $  342,900

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                   45,180
  Custody and accounting fees                                                               11,295
  Professional fees                                                                         14,202
  Directors' fees and expenses                                                               4,950
  Other expenses                                                                             4,586
                                                                                        ----------
    Total expenses before reimbursement                                                     80,213
    Less:  expense reimbursement (NOTE 2)                                                   (9,482)
                                                                                        ----------
    Net expenses                                                                            70,731
                                                                                        ----------
Net investment income                                                                      272,169

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)
  Net realized gain on investments                                                          32,319
  Change in unrealized appreciation on investment securities                               253,467
                                                                                        ----------
Net realized and unrealized gain on investments                                            285,786
                                                                                        ----------

Net increase in net assets resulting from operations                                    $  557,955
                                                                                        ==========

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Fixed Income Portfolio

                      Statements of Changes in Net Assets

                                                                            YEAR ENDED JUNE 30,
                                                                           1995            1994
                                                                      -----------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                $   272,169      $  111,168
  Net realized gain (loss) on investments                                   32,319        (172,426)
  Net unrealized appreciation (depreciation)                               253,467        (150,618)
                                                                      ----------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                           557,955        (211,876)

Distributions to shareholders from:
  Net investment income                                                    (98,000)        (29,000)

Capital share transactions:
  Proceeds from sales of shares                                          2,673,991       4,925,555
  Proceeds from reinvested dividends                                        98,000          29,000
  Cost of shares redeemed                                               (2,676,948)       (759,016)
                                                                      ----------------------------
    Net increase in net assets resulting from share
      transactions                                                          95,043       4,195,539
                                                                      ----------------------------

Total increase in net assets                                               554,998       3,954,663

NET ASSETS
Beginning of year                                                        4,860,499         905,836
                                                                      ----------------------------

End of year (including undistributed net investment income of
  $268,795 and $91,264, respectively)                                  $ 5,415,497      $4,860,499
                                                                      ============================

OTHER INFORMATION
Shares:
  Sold                                                                     263,300         470,254
  Issued through reinvestment of dividends                                   9,744           2,756
  Redeemed                                                                (261,523)        (73,851)
                                                                      ----------------------------
    Net increase                                                            11,521         399,159
                                                                      ============================

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Fixed Income Portfolio

                              Financial Highlights


                                                                                        JANUARY 5, 1993
                                                                                         (COMMENCEMENT
                                                 YEAR ENDED          YEAR ENDED          OF OPERATIONS)
                                                  JUNE 30,            JUNE 30,          THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             --------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period             $     10.00       $      10.43         $      10.00
Income from investment operations:
  Net investment income                                 0.56               0.20                 0.19
  Net realized and unrealized gain (loss)
    on investments                                      0.53              (0.52)                0.24
                                             --------------------------------------------------------------
  Total from investment operations                      1.09              (0.32)                0.43
Less distributions:
  From net investment income                           (0.21)             (0.11)                   -
                                             --------------------------------------------------------------

Net asset value, end of period                   $     10.88       $      10.00         $      10.43
                                             ==============================================================

TOTAL RETURN(A)                                        11.08%             (3.06%)               8.67%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                      $ 5,415,497       $  4,860,499         $    905,836
  Ratio of expenses to average net assets               1.40%              1.56%                1.56%
  Ratio of net investment income to
    average net assets                                  5.41%              3.62%                3.86%
  Ratio of expenses to average net assets
    before voluntary expense
    reimbursement (NOTE 2)                              1.59%              2.49%               15.72%
  Ratio of net investment income (loss)
    to average net assets before
    voluntary expense reimbursement
    (NOTE 2)                                            5.22%              2.68%               (1.64%)
  Portfolio turnover rate                                432%               527%                 103%

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

                    Mitchell Hutchins Fixed Income Portfolio

                            Schedule of Investments

                                 June 30, 1995

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

CORPORATE BONDS (23.8%)

COMMUNICATIONS (1.2%)
  Consolidated Edison Company, 6.625%, due 7/1/2005                      $  70,000        $   69,131

DEPOSITORY INSTITUTIONS (7.3%)
  Bankamerica Corporation, 7.5%, due 10/15/2002                            100,000           102,936
  Citicorp, 8%, due 02/01/2003                                              35,000            37,212
  Great Western Bank, 9.875%, due 6/15/2001                                 70,000            79,087
  Mellon Financial Bank, 6.875%, due 03/01/2003                             40,000            39,862
  Midland Bank PLC, 7.65%, due 5/01/2025                                    40,000            42,281
  National Westminster Bank, 9.375%, due 11/15/2003                        110,000           126,339
                                                                                          ----------
                                                                                             427,717

DURABLE GOODS, WHOLESALE (2.1%)
  News America Corporation, 8.625%, due 2/1/2003                           115,000           124,030

ELECTRIC, GAS AND SANITARY SERVICE (1.8%)
  Citizen Utility Company, 7.6%, due 6/1/2006                              100,000           106,126

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.2%)
  AT&T Corporation M-T-N, 6.3%, due 7/25/96                                140,000           140,493
  Phillips Electric Nv, 7.125%, due 5/15/2025                              100,000           102,669
                                                                                          ----------
                                                                                             243,162

NONDEPOSITORY INSTITUTION (4.7%)
  American General Finance, 7.25%, due 4/15/2000                           125,000           128,738
  Ford Motor Credit, 8%, due 12/1/97                                       140,000           145,081
                                                                                          ----------
                                                                                             273,819

SECURITY AND COMMODITY BROKERS (2.3%)
  Chase Manhattan, 7.5%, due 12/01/97                                      100,000           102,075
  Salomon CMO Series 93-C1 Class A1, 6.4%, due 1/18/2023                    32,983            32,818
                                                                                          ----------
                                                                                             134,893

TRANSPORTATION BY AIR (0.2%)
  Southwest Air, 9.4%, due 7/1/2001                                         10,000            11,224
                                                                                          ----------

TOTAL CORPORATE BONDS (Cost $1,350,631)                                                    1,390,102

                    Mitchell Hutchins Fixed Income Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

GOVERNMENT DEBT SECURITIES (67.5%)

U.S. GOVERNMENT AGENCY-COLLATERALIZED MORTGAGE OBLIGATIONS (5.4%)
  Fed. Home Loan Mort. Corp., 7.83%, due 8/11/2004                       $  100,000       $  102,227
  Fed. Home Loan Mort. Corp., 8%, due 5/1/2014                               78,412           79,999
  Fed. Home Loan Mort. Corp., 8.585%, due 10/15/2006                         50,000           54,938
  Resolution Trust Corp. Series 95-C1, Class A-2B, 6.55%, due
    2/25/2027                                                                50,000           49,375
  Resolution Trust Corp. Series 95-C1, Class A-4B, 6.65%, due
    2/25/2027                                                                30,000           29,644
                                                                                          ----------
                                                                                             316,183

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (21.7%)
  Federal National Mortgage Assoc., 5.85%, due 2/2/1998                     120,000          119,612
  Federal National Mortgage Assoc., 7%, due 6/10/2002*                      120,000          117,900
  Federal National Mortgage Assoc., 7.5%, due 7/25/2025*                    230,000          230,575
  Federal National Mortgage Assoc., 8%, due 11/1/2023*                      193,000          196,558
  Federal National Mortgage Assoc., 8.4%, due 2/25/2009                      40,000           43,375
  Federal National Mortgage Assoc., 8.5%, due 5/01/2009                     168,019          174,109
  Gover. National Mortgage Assoc., 8%, due 4/15/2022                        315,001          322,482
  Gover. National Mortgage Assoc., 8%, due 11/15/2006                        25,432           26,188
  Gover. National Mortgage Assoc., 8%, due 11/15/2006                        35,646           36,748
                                                                                          ----------
                                                                                           1,267,547

U.S. GOVERNMENT OBLIGATIONS (40.4%)
  FDIC Series 94 Class, 7.85%, due 9/25/2025                                 51,000           52,482
  U.S. Treasury Notes, 4.75%, due 8/31/1998                                 200,000          193,124
  U.S. Treasury Notes, 5.625%, due 1/31/1998                                 10,000            9,933
  U.S. Treasury Notes, 6.375%, due 8/15/2002                                160,000          161,899
  U.S. Treasury Notes, 6.5%, due 11/30/1996                                 140,000          141,291
  U.S. Treasury Notes, 6.5%, due 5/15/2005                                  110,000          112,372
  U.S. Treasury Notes, 6.75%, due 5/31/1999                                 455,000          466,944
  U.S. Treasury Notes, 7.125%, due 2/15/2023                                490,000          516,259
  U.S. Treasury Notes, 7.25%, due 5/15/2004                                 100,000          106,766
  U.S. Treasury Notes, 7.5%, due 2/15/2005                                  102,000          111,069
  U.S. Treasury Notes, 7.5%, due 5/15/2002                                  225,000          242,226

                    Mitchell Hutchins Fixed Income Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

U.S. GOVERNMENT OBLIGATIONS (40.4%) (CONTINUED)
  U.S. Treasury Notes, 7.625%, due 2/15/2025                              $  80,000       $   90,350
  U.S. Treasury Notes, 12%, due 8/15/2013                                   110,000          162,250
                                                                                          ----------
                                                                                           2,366,965
                                                                                          ----------

TOTAL GOVERNMENT DEBT SECURITIES
  (Cost $3,878,154)                                                                        3,950,695

SHORT-TERM SECURITIES (8.7%)

U.S. GOVERNMENT OBLIGATIONS (6.8%)
  U.S. Treasury Bills, 5.11%, due 7/20/95                                   400,000          398,957

TIME DEPOSITS (1.9%)
  State Street Bank, 4.90%, due 7/31/95                                     107,726          107,726
                                                                                          ----------

TOTAL SHORT-TERM SECURITIES
  (Cost $506,683)                                                                            506,683
                                                                                          ----------

TOTAL INVESTMENTS (100.0%) (Cost $5,735,468)                                              $5,847,480
                                                                                          ==========

*  Security purchased on a delayed delivery basis. (NOTE 1)

OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the year ended June 30, 1995, aggregated $21,083,997 and $19,820,738, respectively. Net unrealized appreciation for tax purposes aggregated $74,149, of which $84,228 related to appreciated investment securities and $10,079 related to depreciated investment securities. The aggregate cost of securities for tax purposes is $5,773,331.

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Money Market Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at amortized cost
  (NOTE 1)-See accompanying schedule                                                   $  6,768,830
Dividends, interest and other receivables                                                     6,639
                                                                                       ------------
TOTAL ASSETS                                                                              6,775,469

LIABILITIES
Cash overdraft                                                                                7,100
Accounts payable and accrued expenses                                                        15,274
                                                                                       ------------
TOTAL LIABILITIES                                                                            22,374
                                                                                       ------------

NET ASSETS, for 6,753,095 shares outstanding                                           $  6,753,095
                                                                                       ============

NET ASSET VALUE, offering and redemption price per share                               $       1.00
                                                                                       ============

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Money Market Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Interest                                                                              $  339,821

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                   40,612
  Custody and accounting fees                                                               14,058
  Professional fees                                                                         14,202
  Directors' fees and expenses                                                               4,946
  Other expenses                                                                             5,001
                                                                                        ----------
    Total expenses before reimbursement                                                     78,819
    Less:  expense reimbursement (NOTE 2)                                                   (6,639)
                                                                                        ----------
    Net expenses                                                                            72,180
                                                                                        ----------
Net investment income                                                                      267,641
                                                                                        ----------

Net increase in net assets resulting from operations                                    $  267,641
                                                                                        ==========

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Money Market Portfolio

                      Statements of Changes in Net Assets


                                                                            YEAR ENDED JUNE 30,
                                                                          1995             1994
                                                                      -----------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                               $    267,641     $    74,688

Distributions to shareholders from:
  Net investment income                                                   (267,641)        (74,688)

Capital share transactions:
  Proceeds from sales of shares                                         11,346,439       8,424,833
  Proceeds from reinvested dividends                                       267,641          74,688
  Cost of shares redeemed                                              (10,313,402)     (3,800,689)
                                                                      ----------------------------
    Net increase in net assets resulting from share
      transactions                                                       1,300,678       4,698,832
                                                                      ----------------------------

Total increase in net assets                                             1,300,678       4,698,832

NET ASSETS
Beginning of year                                                        5,452,417         753,585
                                                                      ----------------------------

End of year                                                           $  6,753,095     $ 5,452,417
                                                                      ============================

OTHER INFORMATION
Shares:
  Sold                                                                  11,346,439       8,424,833
  Issued through reinvestment of dividends                                 267,641          74,688
  Redeemed                                                             (10,313,402)     (3,800,689)
                                                                      ----------------------------
    Net increase                                                         1,300,678       4,698,832
                                                                      ============================

SEE ACCOMPANYING NOTES.

                    Mitchell Hutchins Money Market Portfolio

                              Financial Highlights


                                                                                       JANUARY 12, 1993
                                                                                         (COMMENCEMENT
                                                 YEAR ENDED          YEAR ENDED          OF OPERATIONS)
                                                  JUNE 30,            JUNE 30,          THROUGH JUNE 30,
                                                    1995                1994                1993(B)
                                             -------------------------------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period           $      1.00        $       1.00          $       1.00
Income from investment operations:
  Net investment income                               0.04                0.02                  0.01
Less distributions:
  From net investment income                         (0.04)              (0.02)                (0.01)
                                             -------------------------------------------------------------

Net asset value, end of period                 $      1.00        $       1.00          $       1.00
                                             =============================================================

TOTAL RETURN(A)                                       4.30%               2.04%                 1.66%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, end of period                    $ 6,753,095        $  5,452,417          $    753,585
  Ratio of expenses to average net assets             1.15%               1.29%                 1.34%
  Ratio of net investment income to
    average net assets                                4.31%               2.19%                 1.67%
  Ratio of expenses to average net assets
    before voluntary expense
    reimbursement (NOTE 2)                            1.27%               2.08%                22.41%
  Ratio of net investment income (loss)
    to average net assets before
    voluntary expense reimbursement
    (NOTE 2)                                          4.20%               1.40%                (2.05%)

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized.

                    Mitchell Hutchins Money Market Portfolio

                            Schedule of Investments

                                 June 30, 1995

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

SHORT-TERM SECURITIES (100.0%)

CORPORATE BONDS (90.1%)

APPAREL AND ACCESSSORIES (2.2%)
  Melville Corporation, 6.19%, due 12/7/95                            $     150,000     $     145,899

AUTO REPAIR, SERVICES AND PARKING (3.0%)
  PHH Corp., 5.90%, due 7/7/95                                              200,000           199,803

CHEMICALS AND ALLIED PRODUCTS (8.7%)
  Eli Lilly Company, 5.93%, due 7/19/95                                     200,000           199,407
  SmithKline Beechum Corporation, 5.90%, due 7/12/95                        200,000           199,639
  Warner Lambert, 6.15%, due7/3/95                                          192,000           191,934
                                                                                         ------------
                                                                                              590,980

COMMUNICATIONS (5.9%)
  Ameritech Corporation, 5.93%, due 7/6/95                                  200,000           199,835
  Bellsouth Telecommunications, 5.90%, due 7/13/95                          200,000           199,607
                                                                                         ------------
                                                                                              399,442

DEPOSITORY INSTITUTIONS (5.9%)
  Barclays U.S Funding, 5.90%, due 7/11/95                                  200,000           199,672
  CS First Boston, 5.90%, due 7/17/95                                       200,000           199,476
                                                                                         ------------
                                                                                              399,148

DURABLE GOODS, WHOLESALE (6.0%)
  Daimler Benz N.A. Corporation, 6%, due 1/13/95                            200,000           199,123
  Siemens Corporation, 6.20%, due 7/28/95                                   210,000           209,928
                                                                                         ------------
                                                                                              409,051
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.9%)
  Emerson Electronics, 6.00%, due 7/28/95                                   200,000           199,100
  Rockwell International, 5.97%, due 1/9/95                                 200,000           199,570
                                                                                         ------------
                                                                                              398,670
FOOD AND KINDRED PRODUCTS (6.7%)
  Coca Cola Company, 5.94%, due 7/27/95                                     256,000           254,902
  Unilever Capital Corporation, 5.92, due 7/6/95                            200,000           199,836
                                                                                         ------------
                                                                                              454,738

                    Mitchell Hutchins Money Market Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

CORPORATE BONDS (CONTINUED)

GENERAL MERCHANDISE STORES (2.9%)
  WalMart Stores, Inc., 5.92%, due 8/1/95                              $    200,000     $     198,980

HOLDING AND OTHER INVESTMENT OFFICES (4.9%)
  BTR Dunlop, 6.16%, due 8/21/95                                            150,000           148,691
  Preferred Receivables, 5.90%, due 7/5/95                                  180,000           179,882
                                                                                        -------------
                                                                                              328,573

INSURANCE CARRIERS (5.4%)
  Metlife Funding, Inc., 5.92%, due 7/14/95                                 200,000           199,572
  USAA Capital Corporation, 5.94%, due 7/27/95                              165,000           164,292
                                                                                        -------------
                                                                                              363,864

MISCELLANEOUS RETAIL (2.9%)
  Toys R Us, 5.94%, due 7/17/95                                             200,000           199,472

NONDEPOSITORY INSTITUTION (23.9%)
  AT&T Capital Corp., 5.93%, due 7/27/95                                    200,000           199,143
  Delaware Funding Corporation, 5.96%, due 7/25/95                          200,000           199,205
  JC Penney Funding Corporation, 5.85%, due 7/14/95                         200,000           199,578
  Merrill Lynch, 5.93%, due 7/14/95                                         200,000           199,572
  Motorola Credit Corporation, 5.90%, due 7/12/95                           200,000           199,639
  MPS U.S. Commercial Paper, 5.98%, due 7/24/95                             250,000           249,045
  Pitney Bowes Credit Corporation, 6%, due 7/17/95                          200,000           199,474
  Toyota Motor Credit Corporation, 6.30%, due 11/13/95                      175,000           170,866
                                                                                        -------------
                                                                                            1,616,522

NONDURABLE GOODS, WHOLESALE (2.9%)
  Nestle Capital Corporation, 5.72, due 10/23/95                            200,000           196,377

SECURITY AND COMMODITY BROKERS (2.9%)
  Goldman Sachs Group, 5.90%, due 7/18/95                                   200,000           199,443
                                                                                        -------------

                    Mitchell Hutchins Money Market Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

CORPORATE BONDS (CONTINUED)

TOTAL CORPORATE BONDS (Cost $6,100,962)                                                  $  6,100,962

GOVERNMENT DEBT SECURITIES (9.9%)

U.S. GOVERNMENT AND GOVERNMENT AGENCIES (9.9%)
  Federal Farm Credit Bank Discount Note, 5.88%, due 8/7/95              $  140,000           139,154
  Federal National Mortgage Assoc., Discount Note, 5.87%,
    due 7/21/95                                                             200,000           199,348
  Federal National Mortgage Assoc., Discount Note, 5.87%,
    due 7/10/95                                                             250,000           249,633
  U.S. Treasury Bills, 6.325%, due 7/20/95                                   80,000            79,733
                                                                                         ------------

TOTAL GOVERNMENT DEBT SECURITIES
  (Cost $667,868)                                                                             667,868
                                                                                         ------------

TOTAL SHORT-TERM SECURITIES
  (Cost $6,768,830)                                                                         6,768,830
                                                                                         ------------

TOTAL INVESTMENTS (100.0%) (Cost $6,768,830)                                             $  6,768,830
                                                                                         ============

SEE ACCOMPANYING NOTES.

                     Morgan Stanley Asian Growth Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $12,945,471)
  (NOTE 1)-See accompanying schedule                                                   $  13,163,401
Dividends, interest and other receivables                                                     48,716
Deferred organization costs (NOTE 1)                                                           9,032
                                                                                       -------------
TOTAL ASSETS                                                                              13,221,149

LIABILITIES
Cash overdraft                                                                               141,547
Payable for investment securities purchased                                                  225,024
Accounts payable and accrued expenses                                                         29,915
                                                                                       -------------
TOTAL LIABILITIES                                                                            396,486
                                                                                       -------------

NET ASSETS                                                                             $  12,824,663
                                                                                       =============

Net Assets consist of:
  Paid-in capital                                                                      $  12,633,934
  Undistributed net investment income                                                         14,748
  Undistributed net realized loss on investments and foreign currency
    transactions                                                                             (42,298)
  Net unrealized appreciation (depreciation) on investments and assets and
    liabilities in foreign currencies                                                        218,279
                                                                                       -------------

NET ASSETS, for 1,259,429 shares outstanding                                           $  12,824,663
                                                                                       =============

NET ASSET VALUE, offering and redemption price per share                               $       10.18
                                                                                       =============

SEE ACCOMPANYING NOTES.

                     Morgan Stanley Asian Growth Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $4,837)                                $       163,806
  Interest                                                                                    93,141
                                                                                     ---------------
Total investment income                                                                      256,947

EXPENSES (NOTE 2)
  Investment advisory and management fees                                                     97,281
  Custody and accounting fees                                                                 54,890
  Professional fees                                                                           16,703
  Directors' fees and expenses                                                                 4,950
  Regulatory fees                                                                              4,657
  Amortization of deferred costs                                                               2,279
  Other expenses                                                                               3,650
                                                                                     ---------------
    Total expenses                                                                           184,410
                                                                                     ---------------
Net investment income                                                                         72,537

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY (NOTE 1)
Net realized loss on:
  Investment securities                                                                      (42,299)
  Foreign currency transactions                                                              (57,753)
                                                                                     ---------------
    Net realized loss                                                                       (100,052)

Change in unrealized appreciation on:
  Investment securities                                                                      217,930
  Translation of assets and liabilities in foreign currencies                                    349
                                                                                     ---------------
    Change in unrealized appreciation                                                        218,279
                                                                                     ---------------
Net realized and unrealized gain on investments                                              118,227
                                                                                     ---------------

Net increase in net assets resulting from operations                                 $       190,764
                                                                                     ===============

SEE ACCOMPANYING NOTES.

                     Morgan Stanley Asian Growth Portfolio

                       Statement of Changes in Net Assets

                                                                                          JUNE 15, 1994
                                                                                          (COMMENCEMENT
                                                                      YEAR ENDED          OF OPERATIONS)
                                                                       JUNE 30,          THROUGH JUNE 30,
                                                                         1995                 1994
                                                                    --------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                               $    72,537            $      465
  Net realized loss on investments and foreign currency
    transactions                                                         (100,052)                    -
  Net unrealized appreciation on investments and translation
    of assets and liabilities in foreign currency                         218,279                     -
                                                                      ---------------------------------
    Net increase in net assets resulting from operations                  190,764                   465

Distributions to shareholders from:
  Net investment income                                                      (500)                    -

Capital share transactions:
  Proceeds from sales of shares                                        12,547,902             1,904,892
  Proceeds from reinvested dividends                                          500                     -
  Cost of shares redeemed                                              (1,819,360)                    -
                                                                      ---------------------------------
    Net increase in net assets resulting from share
      transactions                                                     10,729,042             1,904,892
                                                                      ---------------------------------

Total increase in net assets                                           10,919,306             1,905,357

NET ASSETS
Beginning of period                                                     1,905,357                     -
                                                                      ---------------------------------

End of period (including undistributed net investment income of
  $14,748 and $465, respectively)                                     $12,824,663            $1,905,357
                                                                      =================================

OTHER INFORMATION
Shares:
  Sold                                                                  1,262,727               190,495
  Issued through reinvestment of dividends                                     49                     -
  Redeemed                                                               (193,842)                    -
                                                                      ---------------------------------
    Net increase                                                        1,068,934               190,495
                                                                      =================================

SEE ACCOMPANYING NOTES.

                     Morgan Stanley Asian Growth Portfolio

                              Financial Highlights


                                                                                        JUNE 15, 1994
                                                                                        (COMMENCEMENT
                                                                        YEAR ENDED      OF OPERATIONS)
                                                                         JUNE 30,      THROUGH JUNE 30,
                                                                           1995            1994(B)
                                                                     -----------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period                                  $      10.00        $      10.00
Income from investment operations:
  Net investment income                                                       0.01                0.00(C)
  Net realized and unrealized gain on
    investments                                                               0.17                   -
                                                                      --------------------------------
  Total from investment operations                                            0.18                0.00
Less distributions:
  From net investment income                                                  0.00(C)                -
                                                                      --------------------------------

Net asset value, end of period                                        $      10.18        $      10.00
                                                                      ================================

TOTAL RETURN(A)                                                               1.80%               0.52%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                                           $ 12,824,663        $  1,905,357
  Ratio of expenses to average net
    assets(D)                                                                 1.92%               0.75%
  Ratio of net investment income to
    average net assets(D)                                                      .76%               0.59%
  Portfolio turnover rate                                                       30%                  -

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) Less than $0.01 per share.

(D) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 9.79% and (8.44%), respectively, for the period June 15, 1994 (commencement of operations) through June 30, 1994. (NOTE 2)

                     Morgan Stanley Asian Growth Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ----------------------------------

COMMON STOCKS (93.6%)

AUSTRALIA (0.1%)
  Odin Mining & Investment                                                    1,250        $      382

HONG KONG (26.6%)
  Cheung Kong Holdings, Ltd.                                                105,000           519,728
  Citic Pacific Limited                                                      71,000           178,470
  CP Pokphand                                                               168,000            59,165
  Guangdong Investments                                                     600,000           327,617
  Harbin Power Equipment Company*                                           205,000            65,572
  Hong Kong Telecom                                                         257,000           508,174
  Hopewell Holdings                                                         200,000           169,301
  HSBC Holdings                                                              24,640           316,053
  Hutchison Whampoa                                                          89,000           430,180
  Maanshan Iron & Steel                                                     102,000            21,355
  New World Development Company                                              91,000           302,835
  Shenzhen North Jianshe                                                     50,000            24,232
  Sun Hung Kai Properties                                                    25,000           184,971
  Swire Pacific Limited                                                      45,000           343,125
  Yizheng Chemical Fibre Company                                            150,000            52,341
                                                                                           ----------
                                                                                            3,503,119
INDONESIA (7.4%)
  Asiana Imi Industry*                                                       10,000             4,266
  Bimantara Citra                                                           230,000           129,097
  Duta Pertiwi Realty                                                        35,000            36,147
  Keramika Indonesia Assos                                                   32,500            43,781
  Ometraco Finance -Rights                                                   32,000                 -
  Ometraco Finance                                                           80,000            57,476
  Private Bank International Indo*                                           26,000            80,265
  Private Charoen Pokphand Indo*                                             30,000            65,335
  Private Indocement Tunggal Prakarsa                                        20,000            78,581
  Private Indonesia Satellite                                                 3,200           122,400
  Private Indosat                                                            25,000            95,420
  Private Kalbe Farma*                                                       20,000            91,603
  Private Sorini Corp                                                        20,000            95,644
  Private United Tractors                                                    35,000            74,652
                                                                                           ----------
                                                                                              974,667

                     Morgan Stanley Asian Growth Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

MALAYSIA (20.6%)
  Bandar Raya Developments                                                   15,000        $   32,609
  Genting Berhad                                                             37,000           365,751
  Land & General Berhad                                                      37,500           125,359
  Magnum Corporation Berhad                                                  18,000            42,084
  Malayan Banking Berhad                                                     59,000           467,063
  Malaysian International Ship                                               34,000            99,713
  Malaysian Resources Corporation                                            39,000            68,786
  Mulpha International Berhad                                                20,000            24,282
  Renong Berhad                                                             100,000           186,216
  Resorts World Berhad                                                       54,000           316,735
  Sime Darby Berhad                                                          48,000           133,880
  Tan & Tan Development                                                      60,000            74,815
  Technology Resources*                                                      22,000            63,167
  Telekom Malaysia Berhad                                                    40,000           303,527
  Tenaga Nasional Berhad                                                     52,000           212,223
  Time Engineering Berhad                                                    13,000            43,724
  United Engineers, Ltd                                                      24,000           152,584
                                                                                           ----------
                                                                                            2,712,518

PAKISTAN (0.2%)
  Pakistan Telecom, Ltd.*                                                       300            30,450

PHILIPPINES (6.1%)
  Aboitiz Equity Ventures*                                                  465,600            94,797
  Ayala Land, Inc                                                            55,000            63,528
  Benpres Holding Corporation*                                                5,500            45,375
  JG Summit Holdings                                                        395,000           114,448
  Manila Electric Company                                                    15,000           120,399
  Petron Corporation                                                        197,500           129,527
  Philipino Telephone Corporation                                             8,000             6,265
  Philippine Long Distance                                                      900            64,311
  San Miguel Corporation                                                     15,600            64,746
  SM Prime Holdings, Ltd.*                                                  241,800            66,273
  Universal Robina Corporation                                               73,200            37,259
                                                                                           ----------
                                                                                              806,928

                     Morgan Stanley Asian Growth Portfolio

                                                                            NUMBER
                                                                           OF SHARES          VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

SINGAPORE (14.8%)
  British American Tobacco                                                   10,000        $   45,634
  City Developments, Ltd                                                     32,000           195,848
  DBS Land, Ltd.                                                             56,000           175,576
  Development of Bank Singapore                                              19,000           216,249
  Fraser & Neave, Ltd.                                                       10,000           115,247
  Keppel Corporation, Ltd.                                                   22,000           179,528
  Overseas Chinese Banking                                                   20,000           221,904
  Overseas Union Bank                                                        10,000            62,992
  Sembawamg Corporation, Ltd.                                                18,000           109,520
  Singapore Press Holdings                                                    7,200           107,717
  Singapore Technologies                                                    110,000           166,929
  Straits Steamship Land, Ltd.                                               22,000            76,220
  Straits Trading Company                                                    20,000            50,107
  United Overseas Bank                                                       24,000           226,772
                                                                                           ----------
                                                                                            1,950,243

SOUTH KOREA (3.2%)
  Pohang Iron & Steel                                                         2,500            73,750
  Samsung Electronics                                                         2,794           148,781
  Samsung Electronics New                                                     2,000           192,500
                                                                                           ----------
                                                                                              415,031

THAILAND (14.5%)
  Advanced Information Service                                                4,600            67,458
  Bangkok Bank Company, Ltd.                                                 25,000           275,471
  Charoen Pokphand Feedmill                                                   9,000            53,595
  Finance One Company, Ltd.                                                  29,600           218,238
  National Finance & Security                                                 8,400            41,175
  National Finance & Security Warrants                                        7,800                 -
  Phatra Thanakit Company, Ltd.                                              13,500           112,660

                     Morgan Stanley Asian Growth Portfolio

                                                                           NUMBER OF
                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ---------------------------------

COMMON STOCKS (CONTINUED)

THAILAND (14.5%) (CONTINUED)
  Shinawatra  Computer Co                                                    5,700        $   137,160
  Siam Cement Company                                                        2,700            172,380
  Siam Commercial Bank Company                                              13,000            124,288
  Telecomasia Corporation*                                                  67,000            248,349
  Thai Farmers Bank, Ltd.                                                   27,000            258,132
  Thai Telephone & Telecom*                                                 17,000            140,490
  United Communication                                                       4,000             60,280
                                                                                          -----------
                                                                                            1,909,676

UNITED STATES (0.1%)
  Jilin Chemical Industrial Company*                                         1,200             23,100
                                                                                          -----------

TOTAL COMMON STOCKS (Cost $12,108,184)                                                     12,326,114

SHORT-TERM SECURITIES (6.4%)

TIME DEPOSITS (6.4%)
  State Street Bank, 4.90%, due 7/3/95                                  $  837,287            837,287
                                                                                          -----------

TOTAL SHORT-TERM SECURITIES (Cost $837,287)                                                   837,287
                                                                                          -----------

TOTAL INVESTMENTS (100.0%) (Cost $12,945,471)                                             $13,163,401
                                                                                          ===========

*  Non-income producing

OTHER INFORMATION:
   Purchases and sales of securities excluding short-term securities, for the year ended June 30, 1995, aggregated $14,759,349 and $2,657,683, respectively. Net unrealized appreciation for tax purposes aggregated $217,930, of which $727,184 related to appreciated investment securities and $509,254 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                     Morgan Stanley Asian Growth Portfolio

As of June 30, 1995, the Portfolio had investments in the following industries. The allocation is based on the percentage of total Portfolio investments.

                                                                          PERCENT OF
                                                                             TOTAL
                                                                          INVESTMENTS
                                                                          -----------

INDUSTRY
  Amusement and Recreation Services                                           5.5%
  Business Services                                                           3.8
  Chemicals and Allied Products                                               1.3
  Communications                                                             13.5
  Depository Institutions                                                    16.5
  Durable Goods, Wholesale                                                    0.2
  Electric, Gas and Sanitary Services                                         2.5
  Electronic and Other Electric Equipment                                     3.1
  Engineering and Management Services                                         2.4
  Fabricated Metal Products                                                   0.2
  Food and Kindred Products                                                   3.7
  Forestry                                                                    1.0
  Government                                                                  6.2
  Holding and Other Investment Offices                                       19.0
  Industrial Machinery and Equipment                                          1.6
  Miscellaneous Holdings                                                      0.2
  Nondepository Institutions                                                  1.3
  Petroleum and Coal Products                                                 1.0
  Primary Metal Industries                                                    1.0
  Printing and Publishing                                                     0.8
  Real Estate                                                                 6.8
  Securities Brokers and Dealers                                              0.3
  Stone, Clay and Glass Products                                              2.2
  Transportation by Air                                                       2.6
  Transportation Equipment                                                    2.2
  Tobacco Products                                                            0.3
  Water Transportation                                                        0.8
                                                                           -------

                                                                            100.0%
                                                                           =======

SEE ACCOMPANYING NOTES.

                 Morgan Stanley Worldwide High Income Portfolio

                      Statement of Assets and Liabilities

                                 June 30, 1995


ASSETS
Investment in securities, at value (cost $7,299,960)
  (NOTE 1)-See accompanying schedule                                                   $  7,032,585
Cash                                                                                          3,768
Receivable for investment securities sold                                                   404,905
Dividends, interest and other receivables                                                   135,469
Deferred organization costs (NOTE 1)                                                          9,125
                                                                                       ------------
TOTAL ASSETS                                                                              7,585,852

LIABILITIES
Payable for investment securities purchased                                               1,322,888
Accounts payable and accrued expenses                                                        21,067
                                                                                       ------------
TOTAL LIABILITIES                                                                         1,343,955
                                                                                       ------------

NET ASSETS                                                                             $  6,241,897
                                                                                       ============

Net Assets consist of:
  Paid-in capital                                                                      $  6,059,757
  Undistributed net investment income                                                       532,957
  Undistributed net realized loss on investments                                            (83,442)
  Net unrealized depreciation on investment securities                                     (267,375)
                                                                                       ------------

NET ASSETS, for 600,165 shares outstanding                                             $  6,241,897
                                                                                       ============

NET ASSET VALUE, offering and redemption price per share                               $      10.40
                                                                                       ============

SEE ACCOMPANYING NOTES.

                 Morgan Stanley Worldwide High Income Portfolio

                            Statement of Operations

                            Year Ended June 30, 1995


INVESTMENT INCOME
  Interest                                                                       $    624,658

EXPENSES (NOTE 2)
  Investment advisory and management fees                                              48,816
  Custody and accounting fees                                                          13,202
  Professional fees                                                                    16,703
  Directors' fees and expenses                                                          4,950
  Amortization of deferred costs                                                        2,185
  Other expenses                                                                        5,770
                                                                                 ------------
    Total expenses                                                                     91,626
                                                                                 ------------
Net investment income                                                                 533,032

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 1)
  Net realized loss on investments                                                    (83,442)
  Change in unrealized depreciation on investment securities                         (267,375)
                                                                                 ------------
Net realized and unrealized loss on investments                                      (350,817)
                                                                                 ------------

Net increase in net assets resulting from operations                             $    182,215
                                                                                 ============

SEE ACCOMPANYING NOTES.

                 Morgan Stanley Worldwide High Income Portfolio

                       Statement of Changes in Net Assets


                                                                                       JUNE 15, 1994
                                                                                       (COMMENCEMENT
                                                                   YEAR ENDED          OF OPERATIONS)
                                                                    JUNE 30,              THROUGH
                                                                      1995             JUNE 30, 1994
                                                                 --------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                             $   533,032             $    225
  Net realized loss on investments                                      (83,442)                   -
  Net unrealized depreciation                                          (267,375)                   -
                                                                    --------------------------------
    Net increase in net assets resulting from operations                182,215                  225

Distributions to shareholders from:
  Net investment income                                                    (300)                   -

Capital share transactions:
  Proceeds from sales of shares                                       9,617,478              687,259
  Proceeds from reinvested dividends                                        300                    -
  Cost of shares redeemed                                            (4,245,280)                   -
                                                                    --------------------------------
    Net increase in net assets from share transactions                5,372,498              687,259
                                                                    --------------------------------

Total increase in net assets                                          5,554,413              687,484

NET ASSETS
Beginning of period                                                     687,484                    -
                                                                    --------------------------------

End of period (including undistributed net investment income
  of $532,957 and $225, respectively)                               $ 6,241,897             $687,484
                                                                    ================================

OTHER INFORMATION
Shares:
  Sold                                                                  966,462               68,726
  Issued through reinvestment of dividends                                   30                    -
  Redeemed                                                             (435,053)                   -
                                                                    --------------------------------
    Net increase                                                        531,439               68,726
                                                                    ================================

SEE ACCOMPANYING NOTES.

                 Morgan Stanley Worldwide High Income Portfolio

                              Financial Highlights


                                                                                       JUNE 15, 1994
                                                                                       (COMMENCEMENT
                                                                     YEAR ENDED        OF OPERATIONS)
                                                                      JUNE 30,            THROUGH
                                                                        1995          JUNE 30, 1994(B)
                                                                   -------------------------------------

SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $     10.00            $     10.00
Income from investment operations:
  Net investment income                                                    0.89                   0.00(C)
  Net realized and unrealized loss on
    investments                                                           (0.49)                     -
                                                                    ----------------------------------
  Total from investment operations                                         0.40                   0.00
Less distributions:
  From net investment income                                               0.00(C)                   -
                                                                    ----------------------------------

Net asset value, end of period                                      $     10.40            $     10.00
                                                                    ==================================

TOTAL RETURN(A)                                                            4.00%                  0.79%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period                                         $ 6,241,897            $   687,484
  Ratio of expenses to average net
    assets(D)                                                              1.61%                  0.85%
  Ratio of net investment income to
    average net assets(D)                                                  9.28%                  0.80%
  Portfolio turnover rate                                                   142%                     -

(A) Total returns are not annualized.

(B) Data expressed as a percentage are annualized as appropriate.

(C) Less than $0.01 per share.

(D) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 24.78% and (23.13%), respectively, for the period June 15, 1994 (commencement of operations) through June 30, 1994. (NOTE 2)

                 Morgan Stanley Worldwide High Income Portfolio

                            Schedule of Investments

                                 June 30, 1995


                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------

CORPORATE BONDS (61.3%)

ARGENTINA (6.8%)
  Banco de Galicia, 9%, due 11/1/2003                                    $  300,000        $  211,500
  Transport De Gas Del Sur,7.75%, due 12/23/98 (a)                          300,000           264,750
                                                                                           ----------
                                                                                              476,250

BRAZIL (19.5%)
  Compania Brasil, 12.5%, due 12/22/97 (a)                                  330,000           320,925
  Iochpe-Maxion 12.375%, due 11/8/2002                                      500,000           440,000
  Iochpe-Maxion S.A., 12.375%, due 11/8/2002 (a)                            250,000           220,000
  Klabin Fabric, 11%, due 4/15/98                                           400,000           392,000
                                                                                           ----------
                                                                                            1,372,925

CANADA (8.9%)
  Algoma Steel, Inc., 12.375%, due 7/15/2005                                250,000           225,385
  Rogers Cablesystems, Inc., 10% due 3/15/2005 (a)                          150,000           154,125
  Sherritt, Inc., 10.5%, due 3/31/2014                                      250,000           244,375
                                                                                           ----------
                                                                                              623,885

MEXICO (4.9%)
  Banco Nacional Com Ext, 7.25%, due 2/2/2004                               150,000           108,000
  Cemex SA de C.V., 9.5%, due 9/20/2001 (a)                                 300,000           234,000
                                                                                           ----------
                                                                                              342,000

NIGERIA (4.7%)
  Central Bank of Nigeria, 6.25%, due 11/15/2020                            750,000           331,875
  Central Bank of Nigeria-Warrants                                              750                 -
                                                                                           ----------
                                                                                              331,875

UNITED STATES (16.5%)
  AES Corporation, 9.75%, due 6/15/2000                                     250,000           253,125
  Continental Cablevision, 8.875%, due 9/15/2005                            200,000           204,000
  Pronet, Inc., 11.875%, due 6/15/2005 (a)                                  150,000           150,750
  Six Flags Theme Parks, 12.25%, due 6/15/2005 (a), (b)                     100,000            72,000
  Viacom International, 8%, due 7/7/2006                                    250,000           243,438
  Westpoint Stevens, 9.375%, due 12/15/2005                                 250,000           240,625
                                                                                           ----------
                                                                                            1,163,938
                                                                                           ----------

                 Morgan Stanley Worldwide High Income Portfolio

                                                                           PRINCIPAL
                                                                            AMOUNT            VALUE
                                                                      ----------------------------------
CORPORATE BONDS (CONTINUED)

TOTAL CORPORATE BONDS (Cost $4,370,176)                                                   $ 4,310,873

GOVERNMENT BONDS (29.0%)

BRAZIL (7.9%)
  Brazil Federated Republic, 7.3125%, due 4/15/2009                       $  500,000          269,375
  Minas Gerais XWB, 8.25%, due 2/10/2000                                     370,000          288,600
                                                                                          -----------
                                                                                              557,975

BULGARIA (1.5%)
  Bulgaria Federated Republic, 7.5625%, due 7/28/2011 (c)                    240,000          101,400

ECUADOR (3.5%)
  Ecuador - Discount, 7.25%, due 2/28/2025 (c)                               500,000          248,750

MEXICO (9.9%)
  Mexico Government Par, 6.25%, due 12/31/2019                               750,000          457,500
  Mexico Bond Warrants                                                       750,000                -
  Petro Mexicanos, 8.625%, due 12/1/2023 (a)                                 350,000          238,000
                                                                                          -----------
                                                                                              695,500

PANAMA (2.7%)
  Republic of Panama, 7.25%, due 5/10/2002 (c)                               250,000          192,500

VENEZUELA (3.5%)
  Venezuela Debt Convertible Bonds - Floating, 8.812%, due
    12/18/2007 (c)                                                           500,000          246,875
                                                                                          -----------

TOTAL GOVERNMENT BONDS (Cost $2,251,072)                                                    2,043,000

SHORT-TERM SECURITIES (9.7%)

TIME DEPOSITS (9.7%)
  State Street Bank, 4.90%, due 7/3/95                                       678,712          678,712
                                                                                          -----------

TOTAL SHORT-TERM SECURITIES (Cost $678,712)                                                   678,712
                                                                                          -----------

TOTAL INVESTMENTS (100.0%) (Cost $7,299,960)                                              $ 7,032,585
                                                                                          ===========

                 Morgan Stanley Worldwide High Income Portfolio

OTHER INFORMATION:
   Purchases and sales of securities excluding short-term securities, for the year ended June 30, 1995, aggregated $14,399,071 and $7,773,317, respectively. Net unrealized depreciation for tax purposes aggregated $269,706, of which $366,689 related to depreciated investment securities and $96,983 related to appreciated investment securities. The aggregate cost of securities for tax purposes is $7,302,291.

As of June 30, 1995, the Portfolio had investments in the following industries. The allocation is based on the percentage of total Portfolio investments.

                                                                          PERCENT OF
                                                                             TOTAL
                                                                          INVESTMENTS
                                                                          -----------

INDUSTRY
  Amusement and Recreation Services                                           1.0%
  Apparel and Other Finished Products                                         3.4%
  Chemicals and Allied Products                                               3.5%
  Communications                                                              8.5%
  Depository Institutions                                                     9.3%
  Durable Goods, Wholesale                                                    3.8%
  Electric, Gas and Sanitary Services                                         3.6%
  General Building Contractors                                                4.6%
  Governments                                                                35.3%
  Industrial Machinery and Equipment                                         11.5%
  Petroleum and Coal Products                                                 3.4%
  Primary Metal Industries                                                    3.2%
  Stone, Clay and Glass Products                                              3.3%
  Textile Mill Products                                                       5.6%
                                                                          ---------

                                                                            100.0%
                                                                          =========

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

(c) Variable rate note or floating rate note, rate shown effective at 6/30/95.

SEE ACCOMPANYING NOTES.

                             The Legends Fund, Inc.

                         Notes to Financial Statements

                                 June 30, 1995



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed as a Maryland corporation on July 22, 1992. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has ten investment portfolios (the "Portfolios")-Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Zweig Equity (Small Cap), Mitchell Hutchins Fixed Income, Mitchell Hutchins Money Market, Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income. Integrity Financial Services, Inc. ("IFS"), a registered broker-dealer with the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes shares of the Fund to the separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity").

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity, National Integrity, and IFS. ARM is a financial services company providing retail and institutional products and services to the long-term savings and retirement market. At June 30, 1995, ARM had approximately $4.8 billion of policyholder deposits and funds under management.

ARM was organized in July 1993 by the Morgan Stanley Leveraged Equity Fund II, L.P. ("MSLEF II") and Analytical Risk Management, Ltd. (now known as Oldarm, L.P.). MSLEF II, and investment fund sponsored by Morgan Stanley & Co. Incorporated ("Morgan Stanley"), and, as a result of an additional investment, certain other private equity funds managed by Morgan Stanley own approximately 91% of the outstanding shares of voting stock of ARM. Oldarm, L.P., New ARM, LLC and certain employees, management and independent directors of ARM and its subsidiaries own in the aggregate approximately 9% of the voting stock of ARM.

On June 14, ARM completed the acquisition of substantially all of the assets and business operations of SBM Company ("SBM"), including all of the issued and outstanding capital stock of SBM's subsidiaries, State Bond and Mortgage Life Insurance Company ("SBM Life") and SBM Financial Services, Inc. ("SBM Financial services"), and SBM's management contracts with the State Bond group of mutual funds.

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with remaining maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with remaining maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. For the Mitchell Hutchins Money Market Portfolio, portfolio securities are valued using the amortized cost method of valuation. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon and option contracts traded on a commodities exchange or board of trade are valued at the closing settlement price. Futures and option positions or any other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the interest method. Realized gains and losses on the sale of investments are determined on the basis of nearest average.

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Securities purchased on a when-issued basis are included in the portfolio and are subject to market value fluctuations during the period. At June 30, 1995, the Mitchell Hutchins Fixed Income Portfolio had segregated specific assets to be utilized to settle its outstanding commitments related to delayed-delivery.

INCOME TAX STATUS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income tax is required.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually, except that the Mitchell Hutchins Money Market Portfolio declares dividends from net investment income each business day and distributes them monthly. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, futures transactions, passive foreign investment companies, capital losses, and losses deferred due to wash sales.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to provide against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The face amount of the futures contracts shown in the Schedule of Investments reflects each contract's value at June 30, 1995.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amounts of the futures contracts reflect the extent of the Portfolios' exposure to off-balance sheet risk. The Portfolios bear the market risk which arises from any changes in contract values.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon current exchange rates at year end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing rate on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain or loss on investments in the Statement of Operations.

The Morgan Stanley Asian Growth, the Morgan Stanley Worldwide High Income, and the Mitchell Hutchins Fixed Income Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities, and to protect the value of specific portfolio positions. Forward foreign currency exchange contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contracts' terms.

                             The Legends Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Morgan Stanley Asian Growth Portfolio has an open forward foreign exchange contract at June 30, 1995 to hedge against changes in the foreign currency exchange rates between the trade and settlement dates. The contract terms at June 30, 1995, were as follows:


                         CURRENCY TO BE    U.S. DOLLAR VALUE AS    CURRENCY TO BE         UNREALIZED
   SETTLEMENT DATE          DELIVERED           OF 6/30/95            RECEIVED               LOSS
 -----------------------------------------------------------------------------------------------------

    July 3, 1995            548,609          $     225,024             225,098          $      (747)
                        Malaysian Ringget                           U.S. Dollars


The Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income Portfolios have relatively large investments in countries with limited or developing capital markets that may involve greater risk than investments in more developed markets and as a result the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Portfolios' investments and the income they generate.

OTHER

Organization costs of $11,416 were deferred and are being amortized over five years by both the Morgan Stanley Asian Growth and Morgan Stanley Worldwide High Income Portfolios.

On August 25, 1994, Integrity purchased for its own account approximately 450,000 shares of the Morgan Stanley Worldwide High Income Portfolio, at the net asset value on such date, for an aggregate purchase price of $4.5 million. As of June 30, 1995, approximately 162,926 shares, having a fair value of $1.7 million and constituting 27.2% of the outstanding shares of the Portfolio, were held by Integrity for its own account.

                             The Legends Fund, Inc.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity is the investment manager for the Fund pursuant to a Management Agreement (the "Management Agreement") between the Fund and Integrity. Integrity has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Integrity, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. The fees payable to Integrity under the Management Agreement, and by Integrity to each Sub-Adviser, as a percentage of average net assets are as follows:

                                                        MANAGEMENT       SUB-ADVISORY
     PORTFOLIO                                              FEE               FEE
     --------------------------------------------------------------------------------

     Renaissance Balanced                                  0.65%             0.50%
     Zweig Asset Allocation                                0.90              0.75
     Nicholas-Applegate Balanced                           0.65              0.50
     Harris Bretall Sullivan & Smith Equity Growth         0.65              0.50
     Dreman Value                                          0.65              0.50
     Zweig Equity (Small Cap)                              1.05              0.90
     Mitchell Hutchins Fixed Income                        0.90              0.75
     Mitchell Hutchins Money Market                        0.65              0.50
     Morgan Stanley Asian Growth                           1.00              0.85
     Morgan Stanley Worldwide High Income                  0.85              0.70

Under the Management Agreement, Integrity provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Integrity has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.5% (0.7% prior to May 1, 1994) of average net assets, with the exception of the two Morgan Stanley Portfolios, for which the annual voluntary expense limitation (excluding management fees) is 1.0% of average net assets. Integrity has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

                             The Legends Fund, Inc.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES (CONTINUED)

The Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Morgan Stanley Asian Growth and Zweig Equity (Small Cap) Portfolios placed a portion of their transactions with brokerage firms which may be considered affiliates of the Fund under the Investment Company Act of 1940. The commissions paid to these firms were approximately $71,000 in the aggregate during the fiscal year ended June 30, 1995.

Certain officers and directors of the Fund are also officers of ARM, IFS, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. CAPITAL SHARES

At June 30, 1995, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At such date, the Board of Directors had authorized ten classes of shares, as follows: 55,000,000 shares each for the Renaissance Balanced, Zweig Asset Allocation, Nicholas-Applegate Balanced, Harris Bretall Sullivan & Smith Equity Growth, Dreman Value, Zweig Equity (Small
Cap), Mitchell Hutchins Fixed Income, Morgan Stanley Asian Growth, and Morgan Stanley Worldwide High Income Portfolios and 100,000,000 shares for the Mitchell Hutchins Money Market Portfolio.

At June 30, 1995, Integrity, through its Separate Account II (previously named Separate Account SF), and National Integrity, through its Separate Account II (previously named Separate Account SFN), were the record owners of all the outstanding shares of the Fund.

                             The Legends Fund, Inc.

                             Portfolio Performance

                                 June 30, 1995



The Fund has entered into sub-advisory agreements with a professional manager for investment of the assets of each of the Portfolios. Set forth below is a discussion of the factors, including relevant market conditions and the investment strategies and techniques pursued by the respective Sub-Advisers, that materially affected the performance of each Portfolio (other than Mitchell Hutchins Money Market Portfolio) during the fiscal year ended June 30, 1995. The discussion was, in each case, provided by the respective Portfolio's Sub-Adviser. The performance information and graphs contained in such discussions do not include the expenses and fees of the separate accounts of Integrity or National Integrity, whichever is applicable, that invest in the Portfolios.


                         RENAISSANCE BALANCED PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
       Renaissance Balanced Portfolio, the S&P 500, and a composite index consisting of 60% of the S&P 500, 30% of Lehman Brothers
     Government/Corporate Bond Index, and 10% of 90-Day Treasury Bill Yield


[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the three indices indicated below.]


                                  60% OF THE S&P 500, 30% OF
                                         LEHMAN BROTHERS
                 RENAISSANCE    GOVERNMENT/CORPORATE BOND INDEX,
                  BALANCED       AND 10% OF 90-DAY TREASURY BILL
    DATE          PORTFOLIO                   YIELD                S&P 500
  --------------------------------------------------------------------------

   12/14/92        $10,000                   $10,000               $10,000
     Dec 92         $9,930                   $10,085               $10,088
     Jun 93        $10,420                   $10,629               $10,579
     Dec 93        $10,880                   $11,058               $11,102
     Jun 94        $10,400                   $10,709               $10,727
     Dec 94        $10,502                   $11,076               $11,248
     Jun 95        $11,826                   $12,832               $13,519

                             The Legends Fund, Inc.

                                 June 30, 1995


                   RENAISSANCE BALANCED PORTFOLIO (CONTINUED)


o    Average annual total return since inception: 6.82%
o    Total return for the fiscal year ended June 30, 1995: 13.71%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o Portfolio commenced operations on December 14, 1992. Index performances for the month of December 1992 have been prorated to conform to the commencement date of the Portfolio (except for the S&P 500).
o    Past performance is not predictive of future performance.

Returns from both stocks and bonds have been well above their average over the past six months. After suffering through one of the worst years of performance in history in 1994, the U.S. bond market has staged a robust rally thus far in 1995, with yields on longer-term U.S. Treasury bonds falling to 15 month lows by late June. The stock market has staged an equally strong rally after a disappointing 1994, as growth in corporate earnings and falling interest rates combined to push stock prices higher.

Our analysis of relative values between stocks, bonds, and cash equivalents led us last year to significantly increase our position in bonds in our Portfolio. From a low of less than 30% at the beginning of 1994, we built our positions in U.S. Treasury bonds to approximately 40% by the fall of 1994, and were well positioned for the subsequent rally in bond prices. The strongest returns in the bond market over the past twelve months have been in Treasury issues of ten years or more in maturity (our bond positions are primarily ten year maturity Treasuries).

As interest rates rose during the last half of 1994, the level of the stock market risk increased, and we reduced our positions in stocks to approximately 40% by mid-year, while increasing our bond positions. Our stock position participated in the general increase in stock prices over the past year, with particularly strong results turned in by investment positions in the Basic Materials, Industrials, and Finance areas. Within the stock market as a whole, leadership over the past twelve months has primarily been provided by Technology and Financial issues.

By late in the second quarter of 1995, the rally in the bond market had resulted in very low bond yields relative to those available from cash equivalents. We reduced our bond positions to roughly 35% of the Portfolio by the end of March 1995, and increased our cash equivalent positions further to approximately 23%. Given further declines in interest rates or a pullback in stock prices, we would anticipate increasing our position in stocks. However, given current levels of interest rates and stock prices, the level of risk in the stock market remains somewhat above average. At June 30, 1995 the Portfolio was invested approximately 43% in stocks, 50% in bonds, and 7% in cash equivalents.

                             The Legends Fund, Inc.

                                 June 30, 1995


                        ZWEIG ASSET ALLOCATION PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
                Zweig Asset Allocation Portfolio and the S&P 500


[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the two indices indicated below.]


                              ZWEIG ASSET ALLOCATION
              DATE                   PORTFOLIO              S&P 500
            ---------------------------------------------------------

            12/14/92                 $10,000                $10,000
              Dec 92                 $10,000                $10,088
              Jun 93                 $10,810                $10,579
              Dec 93                 $11,450                $11,102
              Jun 94                 $11,444                $10,727
              Dec 94                 $10,491                $11,248
              Jun 95                 $13,112                $13,519


o    Average annual total return since inception: 11.24%
o    Total return for the fiscal year ended June 30, 1995: 14.57%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o    Portfolio commenced operations on December 14, 1992.
o    Past performance is not predictive of future performance.

The Portfolio was up 14.57% during the twelve months ended June 30, 1995. This compares to the Portfolio's benchmark, the S&P 500, which was up 26.03% during the same period. The average effective investment exposure of the Portfolio during the period was 45%.

Though the Portfolio participated in the market's advance during the twelve months, it lagged its benchmark primarily due to significant cash levels held during the year. During the last six months of 1994, investment exposure ranged between 30% and 40% as all three components of our asset allocation model - monetary, sentiment, and momentum - showed above-average risk levels in the market. We gradually increased investment exposure to 70% during the first six months of 1995

                             The Legends Fund, Inc.

                                 June 30, 1995


                  ZWEIG ASSET ALLOCATION PORTFOLIO (CONTINUED)


largely due to three factors. First, bonds rallied, improving our monetary indicators. Second, an increase in corporate share buybacks and takeover activity coupled with moderate levels of new offerings provided a favorable supply/demand situation for stocks, improving our sentiment indicators. Third, the market's strength caused our momentum indicators to uptick.

Stock selections added value during the fiscal year ended June 30, 1995, principally during the final six months of the fiscal year. Emphasis on semiconductor, aerospace, and bank issues were largely responsible.


                     NICHOLAS-APPLEGATE BALANCED PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
Nicholas-Applegate Balanced Portfolio, the S&P 500, and a composite index consisting of 60% of the S&P 500 and 40% of Lehman Brothers Intermediate
Treasury Bond Index


[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the three indices indicated below.]


                                               60% OF THE S&P 500 AND 40%
                                                  OF LEHMAN BROTHERS
                 NICHOLAS-APPLEGATE BALANCED   INTERMEDIATE TREASURY BOND
    DATE                PORTFOLIO                       INDEX              S&P 500
  ----------------------------------------------------------------------------------

  12/3/92                $10,000                       $10,000             $10,000
   Dec 92                $10,300                       $10,143             $10,157
   Jun 93                $11,500                       $10,676             $10,651
   Dec 93                $11,740                       $11,089             $11,178
   Jun 94                $11,270                       $10,723             $10,800
   Dec 94                $11,706                       $11,063             $11,325
   Jun 95                $13,290                       $12,795             $13,611

                             The Legends Fund, Inc.

                                 June 30, 1995


               NICHOLAS-APPLEGATE BALANCED PORTFOLIO (CONTINUED)


o    Average annual total return since inception: 11.69%
o    Total return for the fiscal year ended June 30, 1995: 17.92%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o Portfolio commenced operations on December 3, 1992. Index performances for the month of December 1992 have been prorated to conform to the commencement date of the Portfolio (except for the S&P 500).
o    Past performance is not predictive of future performance.

In contrast to the difficult environment for equities and bonds in 1994, this year has been one of solid growth. During 1994, interest rates placed a cloud over future earnings growth and those companies with strong earnings growth were not rewarded by equity markets. This year has witnessed a renewed focus by investors on the strength of earnings growth.

U.S. stock and bond markets continued to rally in the second quarter of 1995 as strength in corporate earnings pushed stock prices higher and a slowing national economy spurred bond investors to bid up prices and drive down yields on fixed-income securities. The strong demand for stocks and bonds was due in part to foreign central banks investing their recently purchased U.S. dollars into U.S. Treasury securities and by continued strong cash inflows into equity mutual funds. Those funds topped $1 trillion in assets in May 1995, less than two and a half years after topping the $500 billion mark, and signaled to many a newfound seriousness on the part of aging baby-boom investors to make up for lost time. Additionally, many long-time bears advised investors to add equities to their portfolios.

Large-company stocks, as represented by the S&P 500 Index, returned 9.53% for the quarter ended June 30 and 26.03% for the twelve months ended June 30, 1995. Technology issues logged the best returns for the quarter on the strength of gains by electronics components and microcomputer manufacturers.

Semiconductor manufacturers in particular continued to enjoy strong share-price growth on the strength of expectations for a continuation of the industry's rise in earnings. For example, the Portfolio benefited from holding Micron Technology shares, which rose strongly from April through June on the strength of a 105% improvement in earnings. The Portfolio performance was affected by declines in several health care companies, particularly health maintenance organizations. For example, the Portfolio sold positions in U.S. Healthcare due to declining earnings caused by rising medical costs.

                             The Legends Fund, Inc.

                                 June 30, 1995


               NICHOLAS-APPLEGATE BALANCED PORTFOLIO (CONTINUED)


The bond market continued its upward rise as domestic investors lined up with foreign central bankers to buy U.S. Treasury Bonds amid signs of continued economic slowing. We remain concerned, however, about a number of economic factors that could dampen the return of bonds. Inflation, as measured by the intermediate producer price index, continued to rise and mortgage applications accelerated. Consumer confidence and personal income are high, suggesting consumers have the resources to resume their spending habits at any time. These factors could lift the economy from its recent slump and reverse the course of declining interest rates. We remain positioned with a shorter than market duration with our bond holdings.

This year's developments have been encouraging. Capital markets once again provided the greatest rewards to companies with strong earnings growth and the Portfolio recorded solid performance as a result. In any economic or market environment, however, we will hold fast to the disciplined style that has brought competitive returns to Nicholas-Applegate investors for more than a decade. Identifying companies that are adapting positively to the environment around them and as a result, are growing their earnings and their share prices.


            HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
    Harris Bretall Sullivan & Smith Equity Growth Portfolio and the S&P 500

[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the two indices indicated below.]

                          HARRIS BRETALL SULLIVAN &
              DATE      SMITH EQUITY GROWTH PORTFOLIO         S&P 500
            -----------------------------------------------------------

            12/8/92               $10,000                     $10,000
             Dec 92               $10,050                      $9,992
             Jun 93                $9,710                     $10,478
             Dec 93               $10,050                     $10,997
             Jun 94                $9,360                     $10,625
             Dec 94               $10,460                     $11,141
             Jun 95               $12,850                     $13,391

                             The Legends Fund, Inc.

                                 June 30, 1995



      HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO (CONTINUED)



o    Average annual total return since inception: 10.30%
o    Total return for the fiscal year ended June 30, 1995: 37.29%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o    Portfolio commenced operations on December 8, 1992.
o    Past performance is not predictive of future performance.

For the fiscal year ended June 30, 1995, the Portfolio finished up 37.29%. This return is primarily the result of good fundamentals underlying our positions in technology, information processing, and interest rate sensitive stocks. The Portfolio finished the fiscal year significantly ahead of the S&P 500 index, which was up 26.03%.

Not very many investment portfolios have been able to beat the S&P 500 index this fiscal year. We believe that our superior performance was obtained by sticking to our time-tested investment disciplines: selecting high-quality growth companies, focusing on consistent earnings growth, and knowing that price will follow earnings.

Back in late 1993 we introduced the concept of the "Virtuous Cycle," a period of time when interest rates are stable or declining, earnings are rising, and price/earnings ratios are expanding. In the past, when the stock market has been blessed by such a "Virtuous Cycle," returns have been very compelling, exceeding 20% annualized. Our analysis leads us to believe that we could be at the beginning of this same kind of multi-year bull market. The economic conditions we see today of moderate economic growth, low inflation, and low interest rates remind us of the 1950's and early 1960's, one of the best periods in history to be an equity investor.

We remain bullish and fully invested in growth companies. Our work on valuation indicates that the market, despite the strong advance over the last twelve months, is still fairly valued. Last year, we predicted that "...growth stocks are poised to outperform the market again." While that has certainly occurred for investors in the Portfolio, historically these periods of good performance run longer than just one year. Hence, we plan to use minor, technical corrections as buying opportunities in this "Virtuous Cycle" for growth stocks.

                             The Legends Fund, Inc.

                                 June 30, 1995



                             DREMAN VALUE PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
                     Dreman Value Portfolio and the S&P 500


[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the two indices indicated below.]

                                    DREMAN VALUE
               DATE                   PORTFOLIO             S&P 500
             --------------------------------------------------------

             12/14/92                  $10,000              $10,000
               Dec 92                  $10,180              $10,088
               Jun 93                  $10,450              $10,579
               Dec 93                  $10,740              $11,102
               Jun 94                  $10,660              $10,727
               Dec 94                  $10,657              $11,248
               Jun 95                  $12,790              $13,519


o    Average annual total return since inception: 10.16%
o    Total return for the fiscal year ended June 30, 1995: 19.98%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o    Portfolio commenced operations on December 14, 1992.
o    Past performance is not predictive of future performance.

The Portfolio has shown excellent strength during the fiscal year ending June 30, 1995, increasing 19.98%. The past twelve months have been a tale of two completely different markets. Throughout 1994 interest rates were on the rise, there were numerous mishaps in the world financial markets and returns on financial investments were among the worst in recent memory. Since January 1, 1995 the opposite has taken place, with both stocks and bonds yielding exceptional six month returns.

                             The Legends Fund, Inc.

                                 June 30, 1995


                       DREMAN VALUE PORTFOLIO (CONTINUED)

Returns for the first half of 1995 were influenced by excellent corporate profits and lower interest rates. With respect to the former, close to 80% of U.S. corporations have reported earnings in excess of Wall Street estimates in the first two quarters. While a majority of positive surprises is not unusual, the extent of the plurality is astonishing in light of the gloom overhanging the market just six months ago. While the Federal Reserve has only lowered the Federal Funds target 1/4 of 1% during the first part of July 1995, the market, the true determinant of rates, had already readjusted rates downward even further, in anticipation of slower economic growth. The rapidity with which rates have risen and fallen over the past three years has caught many investors off-guard. We would not bet against another reversal of interest rates if economic activity picks up later this year.

After being knocked down sharply in the fourth quarter of 1994, both by the fears of higher interest rates and an overreaction to derivative write-offs, the financial service stocks achieved solid results so far in 1995. Following the steep rise of interest rates in 1994, the decline in recent months was embraced by investors. In fact, the 30-year Treasury yield is now back to the levels of second quarter 1994. Both the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation posted solid earnings gains despite a slowing new housing market and minimal refinancing. We view this to be extremely positive for these firms as a "pick up" in either area would be a further windfall to earnings.

Bank earnings were strong despite the contractions of net interest margins. We are particularly bullish on the two California Savings and Loan holdings, Great Western Financial and Ahmanson. Each has been hampered by the rough West Coast economy but will benefit as their adjustable rate mortgages ("ARMs") begin to earn at higher interest rates. During the rapid rise in rates last year the ARMs yields did not advance as quickly as the cost of funds for these institutions. A catch-up phase is now in place with the impact of improving the interest rate spread and earnings per share.

The second quarter of 1995 returns in the Portfolio were led by the three technology stocks, Apple Computer, Compaq and Hewlett-Packard, rising 30% on average. All were swept along in Wall Street's clamoring into technology stocks that has accelerated in the past two months. We think this new frenzy is a dangerous area of the market and have been slowly selling into this 12-month technology surge. Our holdings remain first-rate values selling at 11-16 times earnings, in a sector replete with companies priced at outlandish multiples and having very questionable market liquidity.

                             The Legends Fund, Inc.

                                 June 30, 1995


                       ZWEIG EQUITY (SMALL CAP) PORTFOLIO


             Comparison of Change in Value of $10,000 Investment in
     Zweig Equity (Small Cap) Portfolio and the Value Line Geometric Index

[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the two indices indicated below.]

                         ZWEIG EQUITY (SMALL         VALUE LINE GEOMETRIC
        DATE               CAP) PORTFOLIO                   INDEX
     ---------------------------------------------------------------------

      12/14/92                  $10,000                    $10,000
        Dec 92                  $10,000                    $10,106
        Jun 93                  $10,110                    $10,611
        Dec 93                  $10,750                    $11,260
        Jun 94                  $10,650                    $10,482
        Dec 94                  $10,684                    $10,582
        Jun 95                  $11,757                    $11,862

o    Average annual total return since inception: 6.57%
o    Total return for the fiscal year ended June 30, 1995: 10.39%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o Portfolio commenced operations on December 14, 1992. Index performance for the month of December 1992 has been prorated to conform to the commencement date of the Portfolio.
o    Past performance is not predictive of future performance.

The Portfolio was up 10.39% during the year, while its benchmark, the Value Line Geometric Index, was up 13.17%. The average effective investment exposure of the Portfolio during the period was 45%.

                             The Legends Fund, Inc.

                                 June 30, 1995


                 ZWEIG EQUITY (SMALL CAP) PORTFOLIO (CONTINUED)


Though the Portfolio participated in the market's advance during the twelve months, the Portfolio lagged its benchmark primarily due to significant cash levels held during the year. During the last six months of 1994, investment exposure ranged between 30% and 40% as all three components of our asset allocation model - monetary, sentiment, and momentum - showed above-average risk levels in the market. We gradually increased investment exposure to 70% during the first six months of 1995 largely due to the three factors. First, bonds rallied, improving our monetary indicators. Second, an increase in corporate share buybacks and takeover activity coupled with moderate levels of new offerings provided a favorable supply/demand situation for stocks, improving our sentiment indicators. Third, the market's strength caused our momentum indicators to uptick.

Stock selection added value during the fiscal year ended June 30, 1995, principally during the final six months of the period. Emphasis on semiconductor, aerospace, and bank issues were largely responsible.


                    MITCHELL HUTCHINS FIXED INCOME PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
            Mitchell Hutchins Fixed Income Portfolio and the Salomon
                   Brothers Broad Investment-Grade Bond Index


[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the two indices indicated below.]

                           MITCHELL HUTCHINS          SALOMON BROTHERS BROAD
                             FIXED INCOME                INVESTMENT-GRADE
          DATE                 PORTFOLIO                    BOND INDEX
       ----------------------------------------------------------------------

         1/5/93                 $10,000                      $10,000
         Jun 93                 $10,430                      $10,695
         Dec 93                 $10,450                      $10,979
         Jun 94                 $10,000                      $10,568
         Dec 94                 $10,047                      $10,667
         Jun 95                 $11,108                      $11,894

                             The Legends Fund, Inc.

                                 June 30, 1995


              MITCHELL HUTCHINS FIXED INCOME PORTFOLIO (CONTINUED)


o    Average annual total return since inception: 4.33%
o    Total return for the fiscal year ended June 30, 1995: 11.08%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o Portfolio commenced operations on January 5, 1993. Index performance has been prorated to conform to the commencement date of the Portfolio.
o    Past performance is not predictive of future performance.

For the fiscal year ended June 30, 1995, the Portfolio, net of fees and expenses, underperformed the Salomon Brothers Broad Investment-Grade Index by 147 basis points. The small size of the Portfolio still adversely affects portfolio performance as trading in non-round-lot sizes incurs higher transaction costs. The following is a discussion of market conditions and investment strategies which materially affected the performance during this period.

The six month period ended December 31, 1994 was characterized by strong economic growth (4.0% and 5.1% GDP growth in the third and fourth quarters of 1994, respectively) and a restrictive Federal Reserve that raised the federal funds rate by 300 basis points from February 1994 to February 1995. This environment produced a significant decline in bond prices as interest rates increased roughly 50 basis points as measured by the ten year U.S. Treasury note. Relative Portfolio performance benefited from this backup in rates, as the Portfolio duration averaged six months shorter than the benchmark during this period. An overweighing in corporate securities, primarily in the short end of the yield curve, added to performance as that sector outperformed the index as a whole. The return of the Portfolio's mortgage-backed securities holdings kept pace with the mortgage component of the index and a position in callable government agencies vis-a-vis U.S. Treasuries added to total return.

Over the three months ended March 31, 1995, the bond market reversed course and saw a 60 basis point decline in ten year maturity yields. In February 1995, the Federal Reserve seemingly ended their tightening of monetary policy and economic growth showed signs of slowing down from its brisk pace in 1994. As we entered the year, our fundamental analysis produced a belief that economic growth would remain above the "non-inflationary" potential growth rate of 2.5%, causing inflation fears and further tightening from the Fed. This, combined with a weakening dollar versus the German Deutschemark and Japanese Yen, convinced us to leave the portfolio duration short relative to the benchmark to take advantage of a further increase in rates. Unfortunately, we did not foresee three positive technical aspects that produced higher bond prices. These factors included (1) a "flight to quality" resulting from problems in emerging markets, specifically Mexico, (2) heavy foreign investor and central bank buying, and (3) a growing belief among market participants,

                             The Legends Fund, Inc.

                                 June 30, 1995


              MITCHELL HUTCHINS FIXED INCOME PORTFOLIO (CONTINUED)

observing slower growth in the housing and retail sectors, that the Fed was successfully engineering a "soft-landing" in the economy. Consequently, a short relative portfolio duration in the rallying bond market resulted in relative underperformance.

As we entered the final three months ended June 30, 1995, we rebalanced the portfolio duration to index neutral and pared back the corporate sector allocation in response to these technical factors and early signs that second quarter growth might be slowing. We did not believe lengthening duration above the benchmark was warranted, given the dramatic runup in the first quarter and still no confirmation that economic growth was indeed slowing significantly with a declining dollar. We soon saw with April and May employment figures that the economy was looking at very low growth in the second quarter and market sentiment turned to the likelihood of an easing in interest rates by the Fed. With a duration and sector allocation roughly neutral to the index, portfolio performance, before fees and expenses, was slightly higher than the benchmark for the last three months of the year.


                     MORGAN STANLEY ASIAN GROWTH PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
          Morgan Stanley Asian Growth Portfolio and the MSCI Combined
                          Far East Free Ex-Japan Index


[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the two indices indicated below.]

                         MORGAN STANLEY ASIAN   MSCI COMBINED FAR EAST
          DATE             GROWTH PORTFOLIO       FREE EX-JAPAN INDEX
       ----------------------------------------------------------------

        6/15/94                 $10,000                 $10,000
         Jun 94                 $10,000                  $9,754
         Sep 94                  $9,990                 $11,106
         Dec 94                  $9,280                  $9,772
         Mar 95                  $9,230                  $9,599
         Jun 95                 $10,180                 $10,456

                             The Legends Fund, Inc.

                                 June 30, 1995


               MORGAN STANLEY ASIAN GROWTH PORTFOLIO (CONTINUED)


o    Average annual total return since inception: 1.73%
o    Total return for the fiscal year ended June 30, 1995: 1.80%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o    Portfolio commenced operations on June 15, 1994.
o    Past performance is not predictive of future performance.

The investment objective of the Portfolio is to achieve long-term capital appreciation through investments in the stock markets of Asia, excluding Japan.

For the fiscal year ended June 30,1995 the total return of the Portfolio was 1.80%. By comparison, the benchmark index, the Morgan Stanley Capital International ("MSCI") Combined Far East Free Ex-Japan Index, registered a gain of 7.19% over the same period.

Underperformance for the fiscal year 1995 stems entirely from the first quarter of the Portfolio's existence. After a spectacular rise in 1993, Asian markets corrected sharply in 1994. Asian markets did stage one extended rally during 1994, however, and that was during the third quarter of the year, which coincided with the Portfolio's launch. The Portfolio missed most of the rally. Through the first three months of 1995, the Index returned 13.86%, whereas the Portfolio lost 0.11%.

For the period from inception on June 15, 1994 through September 30, 1994, the Portfolio was being invested, up to 76.6% at September 30. Over time, the Portfolio became more fully invested to its present level of 96%. For much of the year, the Portfolio maintained higher than normal cash balances, which served the Portfolio well during volatile periods, such as the Asian aftermath to the Mexican peso crisis.

The investment manager pursues a disciplined value oriented philosophy by which the manager seeks to identify and invest in undervalued companies. Once purchased, stocks are not sold unless they become expensive relative to what the manager quantifies as their intrinsic value or another company becomes more attractive. We have not deviated from this long-term value oriented strategy as illustrated in the Portfolio's relatively low turnover rate.

                             The Legends Fund, Inc.

                                 June 30, 1995


               MORGAN STANLEY ASIAN GROWTH PORTFOLIO (CONTINUED)


During 1995, Hong Kong garnered top honors as Asia's top performing market, returning 10.9% despite uncertainty surrounding interest rates and the worsening of relations between the U.S. and China over arms sales and the recent visit to the U.S. by Taiwan's President. Tied to U.S. interest rates via the exchange rate peg, Hong Kong benefitted from the dramatic drop in U.S. bond yields. At 11 times 1995 estimated earnings, we believe Hong Kong is still Asia's cheapest market.

Malaysia rivaled Hong Kong as one of Asia's best performing markets, gaining 10.2% over the last six months. In January and February the market reeled as investors feared that the ringgit would be devalued given the country's large current account deficit. Eventually market sentiment improved as investors recognized that because of Malaysia's strong external reserves position, low debt service ratio and basic account surplus, the Central Bank was well armed to defend the ringgit. The market snapped back to life in the last three months as foreign investors returned in droves with the fall in U.S. bond yields and as fears abated that tough anti-inflationary measures would be enacted. At 21 times 1995 estimated earnings, we believe Malaysia is fully valued.

The Thai market posted modest gains of 3.3% over the last two quarters of 1994. The third quarter was particularly trying for the Thai market as it was viewed by foreign institutional investors as a submerging market whose currency (the baht), like the Mexican peso several months before, was overvalued and due for an adjustment. Fearing the worst, foreign institutions reacted impulsively, selling indiscriminately. The market's liquid bluechips were the hardest hit. After the initial wave of panic selling, however, the market traded sideways on thin volume for several months. With the dramatic drop in U.S. bond yields in May and the extended rally in U.S. markets, however, foreign investors returned to the market in force, buying aggressively in Thailand's most interest rate sensitive sectors--banks, finance companies, and property developers--which would benefit from the wider margins.

Looking ahead in Asia, excluding Japan, we are relatively neutral about the Asian markets. We expect to aim for a market weighted in Malaysia, Singapore, Thailand, and Indonesia, while being overweighted in the Philippines and underweighted in Hong Kong and Korea.

                             The Legends Fund, Inc.

                                 June 30, 1995



                 MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO

             Comparison of Change in Value of $10,000 Investment in
Morgan Stanley Worldwide High Income Portfolio, the J.P. Morgan Emerging Market Bond Index, and a composite index consisting of 50% of the J.P. Morgan Emerging Market Bond Index and 50% of Lehman Brothers Aggregate Bond Index


[The following chart is presented to illustrate performance graph data which appears in the paper copy of The Legends Fund, Inc. Annual Report. This chart represents the performance history of the three indices indicated below.]

                                                               50% JP MORGAN EMERGING
                MORGAN STANLEY                                  MARKET BOND INDEX AND
             WORLDWIDE HIGH INCOME    JP MORGAN EMERGING       50% OF LEHMAN BROTHERS
   DATE            PORTFOLIO           MARKET BOND INDEX        AGGREGATE BOND INDEX
--------------------------------------------------------------------------------------

 6/15/94           $10,000                 $10,000                     $10,000
  Jun 94           $10,000                  $9,580                      $9,784
  Sep 94           $10,010                 $10,620                     $10,335
  Dec 94            $9,503                  $9,731                      $9,909
  Mar 95            $9,130                  $8,653                      $9,625
  Jun 95           $10,400                 $10,628                     $10,935

o    Average annual total return since inception: 3.84%
o    Total return for the fiscal year ended June 30, 1995: 4.00%
o Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity certificates.
o Portfolio commenced operations on June 15, 1994. Index performances for the month of June 1994 have been prorated to conform to the commencement date of the Portfolio.
o    Past performance is not predictive of future performance.

The last twelve months in the bond markets have been tumultuous. Both emerging markets and the U.S. bond market witnessed inflection points during the period. In the U.S., inflationary fears and high growth drove up nominal bond yields to 8.20%. Changes in the bond markets of G-7 countries had an effect in emerging markets. In emerging markets, political turbulence, elections in Mexico, euphoria and leverage proved to be unsettling. The Mexican devaluation led to widespread re-

                             The Legends Fund, Inc.

                                 June 30, 1995


           MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO (CONTINUED)


thinking of the emerging market phenomenon. However, policy responses and economic performances since the crash of 1994 should allay the most seasoned skeptics.

The Portfolio benefited from the hybrid nature of its investments. Tactical shifts out of and into emerging markets had a positive impact on performance. We increased the allocation to emerging markets in the third quarter of calendar 1994, decreased it in the first quarter of calendar 1995 and increased it again during the second quarter of calendar 1995.

During the first two quarters of calendar 1995 we increased our exposure to emerging markets debt, as these markets returned to normalcy and offered higher yields and prospective returns than the U.S. high yield market. Currently our relative allocation stands at 65:35 in favor of emerging markets debt.

Historically the Portfolio has held a higher proportion of its holdings in the larger Latin American countries, with smaller holdings in countries such as the Philippines, Indonesia and Hungary for diversification. During 1995 we reduced our holdings outside Latin America to capture much greater value and potential for capital appreciation than in Mexico, Argentina and Brazil, countries which had witnessed a larger increase in spreads in the wake of Mexico's devaluation.

Our country allocations have remained stable except for changes in Mexico, Venezuela and Russia. We had relatively small exposure to Mexico in 1994 as Mexican bonds seemed rich compared to others in Latin America, and concerns over political stability and the conduct of monetary policy prompted us to be relatively underweight in Mexico. Following the devaluation and the collapse in prices of Eurobonds in the first quarter of 1995, we increased our exposure to Mexico to 16% of the Portfolio.

The Zedillo administration's orthodox program of tight fiscal and monetary policy proved effective at reversing the trade accounts from deficit to surplus and at keeping the inflation bubble sparked by the devaluation from spiraling out of control. The peso rose 8% from the first quarter of 1995 level as foreign capital flows resumed; however, the peso is down 31% since January 1, 1995. The peso stabilized as the funding from the U.S. and the International Monetary Fund allowed it to manage through the potential liquidity crisis. Through the end of June, due to the success of the stabilization effort, Mexico had drawn on substantially less funding than originally committed from the U.S. Treasury Emerging Stabilization Fund (approximately $12.5 billion out of $20 billion) and had rebuilt international reserves to $10.8 billion.

                             The Legends Fund, Inc.

                                 June 30, 1995


           MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO (CONTINUED)


Venezuela's economic performance in 1995 has continued to deteriorate and, as a result, we reduced our exposure to that country to approximately 3.5%, because of continued inaction of the government to tackle the economy's problems of high fiscal deficits and the liquidity overhang in the banking system. A continued reliance on price and exchange controls has not resulted in bringing down inflation and has negatively impacted growth prospects.

Argentine assets rallied strongly in anticipation of the first round victory for President Menem, who had campaigned on a platform which stressed continuity of economic policy by commitment to the Convertibility Plan. Asset prices encountered profit taking in the post election euphoria as signs of a dramatic slowdown in the economy emerged. The strait jacket of the Convertibility Plan presents a policy dilemma as it leaves deflation as the only way out of a slowdown in economic activity. We reduced our exposure to Argentina in June to 6.8% of the Portfolio from the 8% level we had maintained for some time.

Brazil remains our largest position at around 27% of the Portfolio. Brazil has the strongest economy in the region and has embarked on a long and tortuous task of amending the constitution in order to de-regulate the economy and stabilize the economy in the long run. The reform agenda is ambitious and the legislative sessions are likely to be noisy, with vested interest groups vying to make the outcome more acceptable to their constituencies. We are confident that when all is said and done Brazil will emerge as the strongest credit in the region.

Emerging markets debt continues to offer attractive yields. Positive total returns should result from continued improvement in perceived credit quality. Reaffirmed commitments to orthodox economic policies in the post devaluation world should bolster confidence in this asset class.

The second half of the calendar year 1994 was weak for the domestic fixed income market on the heels of rising interest rates and a slowing U.S. economy. The U.S. High Yield market was strong in the first half of calendar 1995 reflecting the 162 basis point decline in government bond yields and the strong rally in the equity markets. Towards the end of the period, however, the market paused as investors feared that the economy was slowing at a potentially dangerous pace for high yield investors. The Fed shared this concern and lowered short term interest rates 25 basis points near the end of the second calendar quarter. This stabilized the high yield market somewhat, although government bonds began to deteriorate shortly after the Fed easing.

                                 June 30, 1995


           MORGAN STANLEY WORLDWIDE HIGH INCOME PORTFOLIO (CONTINUED)

We were fairly active in the high yield portion of the Portfolio. We sold five issues and added seven issues. Several issues were added when the market for new issues turned soft and buyers were hesitant to add new names to their Portfolios. During this period we believe we picked up a couple of very good values for the Portfolio. Also, during the first half of calendar 1995, the quality spreads within the high yield market widened. We sold a few holdings where earnings disappointed us and we felt trouble may come in the future.

The high yield portion of the Portfolio is well balanced with a healthy portion of high quality cable television issues that have the potential to be upgraded, in some cases to investment grade, along with a few cyclical credits that have good market positions that we feel we bought at very attractive prices. The high yield portion of the Portfolio appears well positioned in the current market environment.

                                                                      Appendix A
                              OPTIONS AND FUTURES


Certain Portfolios may use the following Hedging Instruments:


Options on Equity and Debt Securities and Foreign Currencies -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contact that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

Options on Securities Indexes -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Stock Index Futures Contracts -- A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate and Foreign Currency Futures Contracts -- Interest rates and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

                                    PART C
                               OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits
           ---------------------------------

     (a) Financial Statements and Report of Independent Auditors (included in Part B of the Registration Statement):

           Report of Ernst & Young LLP, independent auditors
           Statements of Assets and Liabilities as of June 30, 1995
           Statements of Operations for the fiscal year ended June 30, 1995 Statements of Changes in Net Assets for the fiscal periods ended June
             30, 1995 and 1994
           Financial Highlights for fiscal periods since 1993*
           Schedules of Investments as of June 30, 1995
           Notes to Financial Statements



------------------
          *Also included in Part A of the Registration Statement

     (b)   Exhibits:

     1.(a). Articles of Incorporation of The Legends Fund, Inc. (formerly Integrity Series Fund, Inc.) (the Fund), the Registrant (1)

       (b).    Articles of Amendment (2)

       (c).    Articles Supplementary (2)

       (d).    Articles Supplementary filed as of June 14, 1994 (3)

     2.        By-Laws of the Fund (1)

     3.        Not applicable

     4. See generally Articles V, VII, VIII and IX of the Articles of Incorporation and Articles I, IV, VII and VIII of the Bylaws, incorporated herein by reference.

     5(a)(i) Management Agreement between the Fund and Integrity Life Insurance Company (Integrity). (3)

      (a)(ii)  Amendment to Management Agreement.  (3)

      (b)(i) Proposed Sub-Advisory Agreement between Integrity and Dreman Value Advisors, Inc. (Dreman Value Portfolio)

      (b)(ii) Sub-Advisory Agreement between Integrity and Harris Bretall Sullivan & Smith, Inc. (Harris Bretall Sullivan & Smith Equity Growth Portfolio) (3)

     (b)(iii) Sub-Advisory Agreement between Integrity and Mitchell Hutchins Asset Management Inc. (Mitchell Hutchins Money Market Portfolio)
               (3)

     (b)(iv) Sub-Advisory Agreement between Integrity and Mitchell Hutchins Institutional Investors Inc. (Mitchell Hutchins Fixed Income Portfolio) (3)

     (b)(v) Sub-Advisory Agreement between Integrity and Morgan Stanley Asset Management Inc. (Morgan Stanley Asian Growth Portfolio) (3)

     (b)(vi) Sub-Advisory Agreement between Integrity and Morgan Stanley Asset Management Inc. (Morgan Stanley Worldwide High Income Portfolio)
               (3)

     (b)(vii) Sub-Advisory Agreement between Integrity and Nicholas-Applegate Capital Management (Nicholas-Applegate Balanced Portfolio) (3)

     (b)(viii) Sub-Advisory Agreement between Integrity and Renaissance Investment Management (Renaissance Balanced Portfolio) (3)

     (b)(ix) Sub-Advisory Agreement between Integrity and Zweig/Glaser Advisers (Zweig Asset Allocation Portfolio) (3)

     (b)(x) Sub-Advisory Agreement between Integrity and Zweig/Glaser Advisers (Zweig Equity (Small Cap) Portfolio) (3)

   6.          Distribution Agreement between the Fund and SBM Financial
               Services, Inc. (SBMFS),   filed as an exhibit hereto.

   7.          Not applicable

   8.(a). Custody, Recordkeeping and Agency Agreement between the Fund and Investors Fiduciary Trust Company, as amended (3)

     (b).      Forms of Foreign Sub-Custody Agreement (2)

   9.(a).      Fund Participation Agreement with Integrity  (3)

     (b). Fund Participation Agreement with National Integrity Life Insurance Company (National Integrity) (3)

  10.          Opinion and Consent of Shereff, Friedman, Hoffman & Goodman (2)

  11.          Consent of Ernst & Young LLP, Independent Auditors

  12.          Not applicable

  13.          Not applicable

  14.          Not applicable

  15.          Not applicable

     16.       Not applicable

     17.       Financial Data Schedule

     18. Powers of Attorney for Arthur J. Gartland, Theodore S. Rosky and John Katz (3)


---------------------------------
     (1) Incorporated by reference to the Fund's Registration Statement on Form N-1A filed on August 4, 1992 (File Nos. 33-50434 and 811-7084).

     (2) Incorporated by reference to the Fund's Pre-Effective Amendment No. 1 to the Registration Statement filed on November 12, 1992 (File Nos. 33-50434 and 811-7084).

     (3) Incorporated by reference to the Fund's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on October 12, 1994 (File Nos. 33-50434 and 811-7084).

ITEM 25.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

     Separate Account II of Integrity and Separate Account II of National Integrity Life Insurance Company (National Integrity) own all of the outstanding shares of common stock of Registrant. Fund shares are voted by Integrity and National Integrity in accordance with instructions received from their respective variable annuity contractowners who allocate contributions to the Fund.

     Integrity, an Ohio stock life corporation, owns 100% of the voting securities of National Integrity, a New York stock life corporation. The voting securities of Integrity are 100% owned by Integrity Holdings, Inc., a Delaware corporation which is a holding company engaged in no active business. The voting securities of Integrity Holdings, Inc. are 100% owned by ARM Financial Group, Inc. (ARM), a Delaware corporation which is a holding company. ARM also owns 100% of the voting stock of SBMFS, a Minnesota corporation which is the Distributor of the Fund, and 100% of Integrity Financial Services, Inc., a New York Corporation, both of which are registered with the SEC as a broker-dealer and are members of the National Association of Securities Dealers, Inc. In addition, ARM owns 100% of the stock of ARM Capital Advisors, Inc., a New York corporation registered with the SEC as an investment adviser; 100% of State Bond and Mortgage Life Insurance Company, a Minnesota stock life corporation; 100% of SBM Certificate Company, a Minnesota corporation registered with the SEC as a face amount certificate company; and 100% of ARM Transfer Agency, Inc., a Delaware corporation. Approximately 90% of the common stock of ARM is owned by wholly-owned subsidiaries of Morgan Stanley Group Inc. as follows: 52.06% by Morgan Stanley Leveraged Equity Fund II, L.P., the general partner of which is Morgan Stanley Leveraged Equity Fund II, Inc.; 33.89% by Morgan Stanley Capital Partners III, L.P., 1.0% by Morgan Stanley Capital Investors, L.P., and 3.62% by MSCP III 892 Investors, L.P., the General Partner for all of which is MSCP III, L.P. The General Partner of MSCP III, L.P. is Morgan Stanley Capital Partners III, Inc. Certain persons who are affiliated with Morgan Stanley & Co. Incorporated, a subsidiary of Morgan Stanley Group Inc., constitute a majority of the directors of ARM. Oldarm, L.P., a Kentucky limited partnership, New Arm, LLC, a Kentucky limited liability company, and certain employees and management of ARM own in the aggregate approximately 10% of the voting stock of ARM.

     No person has the direct or indirect power to control Morgan Stanley Group Inc. except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. Morgan Stanley Group Inc. is publicly held; no individual beneficially owns more than 5% of the common shares; however, approximately 31% of such shares are subject to a stockholders' agreement or voting agreement among certain current and former principals and employees of Morgan Stanley and its predecessor.

  The following list shows the subsidiaries of Morgan Stanley Group Inc. All subsidiaries are wholly owned by their immediate parent company and are incorporated in Delaware, except where noted otherwise in parentheses.

                           MORGAN STANLEY SUB LISTING

MORGAN STANLEY GROUP INC.
     Fourth Street Development Co. Incorporated
     Fourth Street Ltd.
     Jolter Investments Inc.
     Morgan Rundle Inc.
           MR Ventures Inc.
     Morgan Stanley Advisory Partnership Inc.
     Morgan Stanley Asset Management Inc.
     Morgan Stanley Baseball, Inc.
     Morgan Stanley Capital Group Inc.
     Morgan Stanley Capital I Inc.
     Morgan Stanley Capital (Jersey) Limited
     Morgan Stanley Capital Partners III, Inc.
     Morgan Stanley Capital Services Inc.
     Morgan Stanley Commercial Mortgage Capital, Inc.
     Morgan Stanley Commodities Management, Inc.
     Morgan Stanley Derivative Products Inc.
     Morgan Stanley Developing Country Debt II, Inc.
     Morgan Stanley Emerging Markets Inc.
     Morgan Stanley Equity Investors Inc.
     Morgan Stanley Finance (Jersey) Limited
     Morgan Stanley Global Advisory Services Inc.
     Morgan Stanley Global Securities Services Incorporated
           Morgan Stanley Bank Luxembourg S.A.
     Morgan Stanley Insurance Agency Inc.
     Morgan Stanley (Jersey) Limited
     Morgan Stanley LEF I, Inc.
     Morgan Stanley Leveraged Capital Fund Inc.
     Morgan Stanley Leveraged Equity Fund II, Inc.
           Morgan Stanley Capital Partners Asia Limited
     Morgan Stanley Leveraged Equity Holdings Inc.
     Morgan Stanley Market Products Inc.
     Morgan Stanley Mortgage Capital Inc.
     Morgan Stanley Real Estate Holdings, Inc.
     Morgan Stanley Real Estate Holdings II, Inc.
     Morgan Stanley Real Estate Investment Management Inc.
           Morgan Stanley Real Estate Fund, Inc.
     Morgan Stanley Real Estate Investment Management II, Inc.
     Morgan Stanley Realty Incorporated
           Brooks Harvey & Co., Inc.
           Morgan Stanley Realty of California Inc.
           Morgan Stanley Realty of Illinois Inc.
           Brooks Harvey of Florida, Inc.
           Brooks Harvey & Co. of Hawaii, Inc.
           Morgan Stanley Realty Japan Ltd.

           BH-MS Realty Inc.
               BH-MS Leasing Inc.
                   BH-Sartell Inc.
     The Morgan Stanley Scholarship Fund, Inc. (Not-for-Profit)
     Morgan Stanley Services Inc.
     Morgan Stanley Technical Services Inc.
     Morgan Stanley Technical Services MB/VC Inc.
     Morgan Stanley Trust Company
           MS Prospect & Co.
     Morgan Stanley Venture Capital Inc.
     Morgan Stanley Venture Capital II, Inc.
     Morgan Stanley Ventures Inc.
     Morstan Development Company, Inc.
           Moranta, Inc.
           Porstan Development Company, Inc.
     MS 10020, Inc.
     MS Data Services, Inc.
     MS Financing Inc.
           Morgan Stanley 750 Building Corp.
           MS Tokyo Properties Ltd.
     MS Urban Horizons, Inc.
     MS Venture Capital (Japan) Inc.
     MSCP III Holdings, Inc.
     MSPL Co. Inc.
     MSREF II, Inc.
     MS/USA Leasing Inc.
     PG Holdings, Inc.
     PG Investors, Inc.
     Pierpont Power, Inc.
     Romley Computer Leasing Inc.

THE MORGAN STANLEY LEVERAGED EQUITY FUND II, L.P.
(The general partner of which is Morgan Stanley Leveraged Equity Fund II, Inc.)
     American Italian Pasta Company
     Amerin Corporation
           Amerin Guaranty Corporation
     ARM Financial Group, Inc.
     CIMIC Holdings Limited
     Coho Energy, Inc.
     Consolidated Hydro, Inc.
     Fort Howard Corporation
     PageMart, Inc.
     PSF Finance L.P.
           Premium Standard Farms, Inc.
     Jefferson Smurfit Corporation (U.S.)
           Container Corporation of America
           Jefferson Smurfit Corporation
     Silgan Holdings Inc.
           Silgan Corporation
     Stanklav Holdings, Inc.
     Sullivan Holdings, Inc.

     Sullivan Communications, Inc.
     Sullivan Graphics, Inc.
  Tennessee Valley Steel Corporation
  Waterford Wedgwood
     Waterford Wedgwood plc

MORGAN STANLEY CAPITAL PARTNERS III, L.P.
(The general partner of which is MSCP III, L.P., the general partner of which is Morgan Stanley Capital Partners III, Inc.)
  Highlands Gas, Inc.
  TNT Coust, Inc.
  CSH Holdings, Inc.
     Cable Services Group, Inc.
  The Compucare Company

MORGAN STANLEY & CO. INCORPORATED
  HRJ Corporation
  Morgan Stanley Flexible Agreements Inc.
  Morgan Stanley Securities Trading Inc.
  Morgan Stanley Stock Loan Inc.
  MS Securities Services Inc.
  NRSD Corporation

MORGAN STANLEY INTERNATIONAL INCORPORATED
  Bank Morgan Stanley AG (Switzerland)
  Morgan Stanley & Co. (Pty) Limited
  Morgan Stanley A02T
  Morgan Stanley Asia (China) Limited
  Morgan Stanley Asia Holdings I Inc.
  Morgan Stanley Asia Holdings II Inc.
  Morgan Stanley Asia Holdings III Inc.
  Morgan Stanley Asia Holdings IV Inc.
  Morgan Stanley Asia Holdings V Inc.
  Morgan Stanley Asia Limited
  Morgan Stanley Asia (Singapore) Pte Ltd
  Morgan Stanley Asia (Taiwan) Ltd.
  Morgan Stanley Asset Management Singapore Ltd
  Morgan Stanley Australia Limited
  Morgan Stanley Canada Limited
  Morgan Stanley Capital SA
  Morgan Stanley Capital Group (Singapore) Pte Ltd
  Morgan Stanley Capital (Luxembourg) S.A.
  Morgan Stanley Developing Country Debt, Ltd. (Bermuda)
  Morgan Stanley Financial Services Beteiligungs GmbH
  Morgan Stanley Futures (Hong Kong) Limited
  Morgan Stanley Futures (Singapore) Pte Ltd
  Morgan Stanley Group (Europe) Plc
     Morgan Stanley Asset Management Limited
     Morgan Stanley Capital Group Limited
     Morgan Stanley (Europe) Limited
     Morgan Stanley Finance plc

     Morgan Stanley Properties Limited
     Morgan Stanley Property Management (UK) Limited
     Morgan Stanley Services (UK) Limited
     Morgan Stanley UK Group
        Morgan Stanley & Co. International Limited
           Morgan Stanley International Nominees Limited
        Morgan Stanley & Co. Limited
        Morgan Stanley Securities Limited
           Morstan Nominees Limited
     MS Leasing UK Limited
     MS Volatility Fund N.V.
  Morgan Stanley Hong Kong Nominees Limited
  Morgan Stanley Hong Kong Securities Limited
  Morgan Stanley International Insurance Ltd.
  Morgan Stanley Investment Advisory Co., Limited
  Morgan Stanley Japan (Holdings) Ltd.
     Morgan Stanley Japan Limited
  Morgan Stanley Latin America Incorporated
     MS Carbocol Advisors Inc.
  Morgan Stanley Mauritius Company Limited
     Morgan Stanley Asset Management India Private Limited
     Morgan Stanley India Securities Private Limited
  Morgan Stanley Offshore Investment Company Ltd. (Cayman Islands) Morgan Stanley Overseas Services (Jersey) Limited
  Morgan Stanley Pacific Limited (Hong Kong)
  Morgan Stanley S.A. (France)
  Morgan Stanley SICAV Management S.A. (Luxembourg)
  Morgan Stanley (Structured Products) Jersey Limited
  MS Italy (Holdings) Inc.
     Banca Morgan Stanley S.p.A.
  MS LDC, Ltd.
  MSL Incorporated

ITEM 26.  Number of Holders of Securities

     As of September 30,1995 there were two record owners of securities registered pursuant to this Registration Statement.

ITEM 27.  Indemnification

     Articles of Incorporation of the Fund. The Articles of Incorporation of the Fund provide in substance that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

     By-Laws of the Fund. The By-Laws of the Fund provide for the indemnification of present and former officers and directors of the Fund against liability by reason of service to the Fund, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Fund may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Fund is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

     Insurance. The directors and officers of the Fund, Integrity, as investment adviser, and SBMFS, as distributor, are insured under a policy issued by Evanston Insurance Company. The annual limit on such policy is $1 million.

     By-Laws of Integrity. The By-Laws of Integrity provide for the indemnification by Integrity of directors and officers of Integrity and of any person serving at the request of Integrity as a director or officer of another corporation and permits the payment of expenses for covered persons. Thus, the officers and directors of the Fund, Integrity and SBMFS are indemnified by Integrity for their services in connection with the Fund to the extent set forth in the By-Laws.

     Integrity's By-Laws provide, in Article V, as follows:

     Section 5.1 Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

     (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgements, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

        (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

        (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

     (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

     (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

        (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

        (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

        (3)  By the Shareholders; or

        (4) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (e)(1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

        (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

        (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

     (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

     (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.

     By-Laws of SBMFS. The By-Laws of SBMFS, the principal underwriter for the Fund, provide in Section 4 as follows:

        Section 4.01 Indemnification. The corporation shall indemnify its officers and directors for such expenses and liabilities, in such manner, under such circumstances, and to such extent, as required or permitted by Minnesota Statutes, Section 302A.521, as amended from time to time, or as required or permitted by other provisions of law.

     Agreements. The Fund and SBMFS, including each director, officer and controlling person of the Fund and SBMFS, are entitled to indemnification against certain liabilities as described in Article VIII of the Participation Agreement filed as Exhibit 9(b) to this Registration Statement, except that the Fund may not indemnify directors, officers and controlling persons who are its Affiliated persons, as defined in Section 2(a)(3) of the 1940 Act. Certain officers and directors of the Fund and SBMFS are officers and directors of Integrity and National Integrity (see Item 28 of this Part C).

Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  Business and Other Connections of Investment Adviser

     Integrity, the Fund's investment adviser, is an insurance company engaged in the business of issuing and servicing fixed and variable life and annuity contracts. National Integrity is wholly-owned by Integrity. The names of the officers and directors of Integrity, and their business activities during the past two fiscal years, are set forth below. The principal business address of Integrity and National Integrity is 239 South Fifth Street, 12th Floor, Louisville, Kentucky 40202, the principal business address of Morgan Stanley Group Inc., Integrity's ultimate parent, is 1221 Avenue of the Americas, New York, New York 10020, and the address of the persons marked with an asterisk is 200 E. Wilson Bridge Road, Worthington, Ohio 43085.

Name                     Business Activities in Past Two Fiscal Years
----                     --------------------------------------------
John Franco              Co-Chairman of the Board of Integrity and National Integrity since November 26, 1993; Co-Chief
                         Executive Officer and a director of ARM since July 15, 1993; Chief Executive Officer of Franco
                         Associates, Ltd., an affiliate of ARM Ltd. from its inception in March 1992 to its merger with ARM
                         Ltd. on December 31, 1992; Chief Executive Officer and a director of ICH Corporation, Louisville,
                         Kentucky from November 1989 to November 1991.

Martin H. Ruby           Co-Chairman of the Board of Integrity and National Integrity since November 26, 1993; Co-Chief
                         Executive Officer and a director of ARM since July 15, 1993; President and Managing Director of the
                         ICH Capital Management Group, ICH Corporation, Louisville, Kentucky and the President of Constitution
                         Life Insurance Co., the accumulation product subsidiary of ICH Corporation from May 1990 to January
                         1992.

Emad Zikry               Director of Integrity and National Integrity since December, 1994; Executive Vice President and Chief
                         Investment Officer of ARM since December, 1994; President of Kleinwort Benson Investment Management
                         from 1992 - 1994.

David R. Ramsay          Director of Integrity and National Integrity since November 26, 1993; Associate in MS & Co.'s Merchant
                         Banking Division since 1989; Director of Agricultural Minerals Corporation, Beaumont Methanol
                         Corporation, BMC Holdings Inc., SIBV/MS Holdings, Inc., Container Corporation of America, Jefferson
                         Smurfit Corporation and Stanklav Holdings, Inc.; President and a Director of PSF Finance Holdings Inc.

*Kathleen M. Bryan       Director of Integrity since December, 1994; Information Systems Officer of ARM since 1995; Manager of
                         Integrity from 1990 - 1994.

Name                     Business Activities in Past Two Fiscal Years
----                     --------------------------------------------
John R. Lindholm         President of Integrity since November 26, 1993; Vice President - Chief Marketing Officer of National
                         Integrity since November 26, 1993; Executive Vice President -Chief Marketing Officer of ARM since July
                         27, 1993; Chief Marketing Officer of ARM Ltd. from March 1992 to July 1993; Chief Marketing Officer and Managing Director of the ICH Capital Management Group, ICH Corporation, Louisville, Kentucky from
                         June 1990 to February 1992.

David E. Ferguson        Vice President - Chief Administrative Officer of Integrity since November 26, 1993; President of
                         National Integrity since November 26, 1993; Executive Vice President - Chief Administrative Officer of
                         ARM since July 27, 1993; Chief Technology Officer of Franco Associates Ltd. from its inception in
                         March 1992 to its merger with ARM Ltd. on December 31, 1992; President and Chief Executive Officer of
                         the James Graham Brown Foundation, Inc., a private philanthropy in Louisville, Kentucky from 1990 to
                         March 1992.

Dennis L. Carr           Vice President - Chief Product Development Officer of Integrity and National Integrity since November
                         26, 1993; Executive Vice President - Product Development of ARM since September 7, 1993; Director of
                         Product Development for the Accumulation and Investment Group of Capital Holding Corporation from July
                         1988 to September 1993.

Edward L. Zeman          Vice President--Chief Financial Officer of Integrity since September 19, 1995; Vice President, Chief
                         Operating Officer, Chief Financial Officer and Treasurer of SBM Company prior thereto.

Don W. Cummings          Controller of Integrity since November 26, 1993; Vice President - Controller of National Integrity
                         since November 26, 1993; Controller of ARM since July 15, 1993; Controller of ARM Ltd. from July 1992 to November 26, 1993.

Peter S. Resnik          Treasurer of Integrity and National Integrity since November 26, 1993; Treasurer of ARM since December
                         1993; worked in various financial and operational capacities with ARM Ltd. from 1992 to December 1993.

Robert H. Scott          General Counsel of Integrity and National Integrity since December 30, 1993; Assistant General Counsel of ARM since June 1993; Deputy General Counsel of ICH Corporation from 1990 to June 1993.

John R. McGeeney         Secretary of Integrity and National Integrity since December 6, 1993; Assistant General Counsel of ARM
                         Financial Group, Inc. since October 1993; Assistant General Counsel of Capital Holding Corporation
                         from 1988 to October 1993.

*Mark A. Adkins          Director of Integrity since December, 1994; Assistant Controller and Assistant Treasurer of Integrity
                         and National Integrity since November 26, 1993; Acting Controller of Integrity and National Integrity
                         from May 1993 to November 1993; prior thereto, Manager of Accounting, Integrity and National Integrity.

*William H. Guth         Director of Integrity since December, 1994;Operations Officer of ARM since November, 1993.

*Wilda Gay Clay          Director of Integrity since December, 1994; Manager of Product Accounting of ARM since November, 1993.

Name                     Business Activities in Past Two Fiscal Years
----                     --------------------------------------------
*Mark W. Murphy          Director of Integrity since December, 1994; Information Technology Officer of ARM since November, 1993.

*David L. Anders         Vice President - Client Services, Integrity and National Integrity

Officers and Partners or Directors of the Sub-Advisers: The names of the officers and partners or directors of the Sub-Advisers for the Portfolios of the Fund, and their business activities during the past two fiscal years, are incorporated herein by reference to their respective Form ADVs, as amended to the date of their most recent filing with the Securities and Exchange Commission
(SEC), as set forth below:

Morgan Stanley Asset Management Inc.: Form ADV dated June 2, 1995, SEC File No. 801-15757

Renaissance Investment Management: Form ADV dated September 8, 1995, SEC File No. 801-50177

Zweig/Glaser Advisers: Form ADV dated July 31, 1995, SEC File No. 801-35094

Nicholas-Applegate Capital Management: Form ADV dated May 15, 1995, SEC File No. 801-21442

Harris Bretall Sullivan & Smith, Inc.: Form ADV dated May 2, 1995, SEC File No. 801-7369

Dreman Value Advisors, Inc.: Form ADV dated September 21, 1995, SEC File No. 801-47879

Mitchell Hutchins Asset Management Inc.: Form ADV dated August 17, 1995, SEC File No. 801-13219

Mitchell Hutchins Institutional Investors Inc.: Form ADV dated March 31, 1995, SEC File No. 801-20378

ITEM 29.  Principal Underwriters

     (a) SBMFS is the principal underwriter for Fund shares.

     (b) The names of the principal officers and directors of SBMFS, and their positions with SBMFS and the Fund, are as follows:

        Name            Position with SBMFS        Position with the Fund
        ----            -------------------        ----------------------
Edward J. Haines      President and Director            President

*William Guth         Operations Officer                None

*David L. Anders      Marketing Officer                 None

John R. McGeeney      Compliance Officer,               None
                      Secretary,
                      General Counsel and Director

Don W. Cummings       Controller                        Controller

Peter S. Resnik       Treasurer                         Treasurer

        Name            Position with SBMFS        Position with the Fund
        ----            -------------------        ----------------------
Rose M. Culbertson    Tax Officer                       Tax Officer

     The principal business address of each person listed above is 239 South Fifth Street, 12th Floor, Louisville, Kentucky 40202, except that the principal business address of the persons marked with an asterisk is 200 E. Wilson Bridge Road, Worthington, Ohio 43085.

     (c)  Not applicable.

ITEM 30.  Location of Accounts and Records

     The records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, will be maintained by Integrity at its offices at 239 South Fifth Street, 12th Floor, Louisville, Kentucky 40202, or with its custodian, Investors Fiduciary Trust Company, at its offices at 127 West 10th Street, Kansas City, Missouri 64105.

ITEM 31.  Management Services

     Not applicable.

ITEM 32.  Undertakings

     Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of October, 1995.

                                   THE LEGENDS FUND, INC.
                                        (Registrant)


                                   By:   /s/ Edward Haines
                                      ---------------------------
                                             Edward Haines
                                             Title:  President


     Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                            Title                        Date
----------                            -----                        ----
/s/ Edward Haines             President                        October 30, 1995
-------------------------     (Principal Executive Officer)
Edward Haines


/s/  Peter Resnik             Treasurer                        October 30, 1995
-------------------------     (Principal Financial Officer)
Peter Resnik


/s/  Don Cummings             Controller                       October 30, 1995
-------------------------     (Principal Accounting Officer)
Don Cummings


            *                 Director                         October 30, 1995
-------------------------
Arthur J. Gartland, Jr.


            *                 Director                         October 30, 1995
-------------------------
John Katz


/s/  John R. Lindholm         Director                         October 30, 1995
-------------------------
John R. Lindholm


            *                 Director                         October 30, 1995
-------------------------
Theodore S. Rosky

*This Amendment has been signed by each of the persons so indicated by me the undersigned as Attorney-in-Fact.


By  /s/  Kevin L. Howard
  --------------------------
     Attorney-in-Fact